Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                    --------
                       POST-EFFECTIVE AMENDMENT NO. 45 TO
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933
                                      and
                             REGISTRATION STATEMENT
                                     under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------
                         PRINCIPAL INVESTORS FUND, INC.
                   f/k/a PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                        Telephone Number (515) 248-3842
                                    --------

                                     Copy to:
  MICHAEL D. ROUGHTON                JOHN W. BLOUCH, Esq.
  The Principal Financial Group      Dykema Gossett PLLC
  Des Moines, Iowa 50392             Franklin Square, Suite 300 West
                                     1300 I Street, N.W.
                                     Washington, DC 20005-3306


                    (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)

      _____   immediately upon filing pursuant to paragraph (b) of Rule 485
      _____   on (date) pursuant to paragraph (b) of Rule 485
      _____   60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      __XX_   on March 1, 2006 pursuant  to  paragraph (a)(1) of Rule 485
      _____   75 days  after  filing pursuant  to  paragraph  (a)(2) of Rule 485
      _____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

      _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

                         PRINCIPAL INVESTORS FUND, INC.




                            CLASS A AND CLASS B


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



           The date of this Prospectus is _____________________.

                               TABLE OF CONTENTS

 Fund Descriptions

 LargeCap US Equity Funds
  Disciplined LargeCap Blend ............................................

  Equity Income Fund ....................................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................


 Small/MidCap US Equity Funds
  MidCap Blend Fund.....................................................

  Partners MidCap Growth Fund...........................................

  Partners MidCap Growth Fund I.........................................

  Partners MidCap Value Fund............................................

  Partners SmallCap Growth Fund II......................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Value Fund...................................................


 International Equity Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................


 Fixed Income Funds
  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund..

  Inflation Protection Fund .............................................

  Preferred Securities Fund.............................................

  Tax-Exempt Bond Fund ..................................................


 Short-Term Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund ..........


  Ultra Short Bond Fund f/k/a Capital Preservation Fund.................


 Asset Allocation Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Dividends and Distributions............................................

 How to Buy Fund Shares.................................................

 How to Redeem (Sell) Shares............................................

 How to Exchange Shares Among Principal Investors Funds.................

 Frequent Purchases and Redemptions.....................................

 General Information About a Fund Account...............................

Financial Highlights....................................................

Portfolio Holdings Information..........................................

Additional Information..................................................

Appendix A..............................................................

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. AllianceBernstein Investment Research and Management ("Bernstein") .. American Century Investment Management, Inc. ("American Century")

.. BNY Investment Advisors ("BNY")
.. Columbus Circle Investors ("CCI")*
.. Emerald Advisers, Inc. ("Emerald")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")

.. Nuveen Asset Management ("Nuveen")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum)*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, CCI, Principal, Principal - REI, Princor Financial Services Corporation ("Princor") and Spectrum are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.


All of the Funds described in this prospectus offer Class A shares. In addition, certain of the Funds offer Class B shares. Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

The prospectus contains information on the historical performance of each Fund's Class A and Class B shares. Historical performance for periods prior to the date on which a Fund's Class A and B shares began operations (as indicated in the tables on the following pages) is based on the performance of another share class. In the case of the Equity Income Fund and the Tax-Exempt Bond Fund, performance is based on the performance of the Class A or Class B shares of each Fund's predecessor. In the case of each other Fund, performance is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expenses of the Fund's Class A and Class B shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). Each Fund's operating expenses are shown with the description of the Fund and are stated as a percentage of Fund assets. A discussion of fees and expenses appears later in the Prospectus under the caption "The Costs of Investing."

The description of each Fund includes examples of the costs associated with investing in the Fund. The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses remain the same. Your actual costs of investing in a particular Fund may be higher or lower than the costs assumed for purposes of the examples.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCIPLINED LARGECAP BLEND FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal has been the Fund's Sub-Advisor since December 30, 2002.

The inception date of the Fund is December 30, 2002. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03 -3.45%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIODS ENDED DECEMBER 31, 2005

                                           1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                     X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                     X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                     X.XX                            X.XX
 CLASS B...............                     X.XX                            X.XX
 S&P 500 Index ........                       XX                            X.XX
 Morningstar Large
 Blend Category Average                       XX                            X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).
  After-tax returns are shown for Class A shares only and would be different for
  Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.60%     0.60%
 12b-1 Fees......................................   0.20      0.93
 Other Expenses..................................   0.41      0.47
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.21%     2.00%

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $691     $937     $1,202     $1,957          $691    $937    $1,202     $1,957
 CLASS B               603      927      1,278      2,028           203     627     1,078      2,028

EQUITY INCOME FUND

The Fund seeks to achieve high current income and long-term growth of income and capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing primarily in equity securities (such as common stocks, preferred securities, which may be convertible, and shares of real estate investment trusts (REITs)). In selecting securities, the Sub-Advisor, Principal, places an emphasis on securities with potentially high dividend yields. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund may invest up to 20% of its assets in securities of foreign companies.

When determining how to invest the Fund's assets in common stocks, Principal seeks stocks that it believes are undervalued in the marketplace at the time of purchase. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on:
.. the determination that a stock is selling below its fair market value;
.. an early recognition of changes in a company's underlying fundamentals;
.. an evaluation of the sustainability of fundamental changes; and .. monitoring a stock's behavior in the market.

In selecting preferred securities for the Fund, Principal focuses on the financial services industry (i.e., banking, insurance and commercial finance). For a security to be considered for the Fund, Principal will assess the credit risk within the context of the yield available on the preferred security. The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue to increase.

REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. In selecting REITs for the Fund, Principal focuses on equity REITs which primarily own property and generate revenue from rental income. Principal seeks to diversify the Fund's REIT holdings by property types (e.g. apartment REITs, mall REITs, office and industrial REITs).

MAIN RISKS

The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



PREPAYMENT OR CALL RISK . Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EQUITY REITS . Equity REITs are affected by the changes in the value of the properties owned by the trust. In addition, they:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is March 1, 2005. Class A and Class B shares began operations on June 30, 2005 when the Fund succeeded to the operations, and assumed the historical performance, of the Class A and Class B shares of a predecessor fund. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '97                                     19.24%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '01 -17.03%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Class A shares of the Fund's predecessor fund. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes succeeded to the operations of the Class A and Class B shares of the Fund's predecessor fund, the returns of the Class A and Class B shares of the Fund are based on the performance of the Class A and Class B shares of the predecessor fund. The predecessor fund's Class A shares commenced operations on December 16, 1992, and its Class B shares commenced operations on December 9, 1994.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                     1 YEAR            5 YEARS            10 YEARS              LIFE OF FUND*
 CLASS A (BEFORE TAXES) ......................        X.XX              X.XX                X.XX                    X.XX
     (AFTER TAXES ON DISTRIBUTIONS) ..........        X.XX              X.XX                X.XX                    X.XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES) .................................        X.XX              X.XX                X.XX                    X.XX
 CLASS B .....................................        X.XX              X.XX                X.XX                    X.XX
 Russell 1000 Value Index ....................          XX                XX                  XX                    X.XX
 Morningstar Large Value Category Average ....          XX                XX                9.64                    X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The predecessor fund's Class A shares were first sold on December 16, 1992, and its Class B shares were first sold on December
  9, 1994. Lifetime results are measured from the date the Class A shares of the predecessor fund were first sold.
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                         CLASS A   CLASS B
 Management Fees.......................   0.60%     0.60%
 12b-1 Fees............................   0.24      0.92
 Other Expenses........................   0.41      0.56
                                          ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES   1.25%     2.08%

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $695     $949     $1,222     $1,999          $695    $949    $1,222     $1,999
 CLASS B               611      952      1,319      2,098           211     652     1,119      2,098

LARGECAP GROWTH FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

 The year-to-date return as of December 31, 2005 for Class A shares is XX%
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '01                                     13.65%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '01                                    -23.34%
  The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.
 //*
  During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the bar chart for 2003 would have been lower.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                              1 YEAR                        5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        X.XX                          X.XX         X.XX/(1)/
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        X.XX                          X.XX         X.XX/(//1)/
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        X.XX                          X.XX         X.XX/(1)/
 CLASS B...............                        X.XX                          X.XX         X.XX/(1)/
 Russell 1000 Growth
 Index ................                          XX                            XX       X.XX
 Morningstar Large
 Growth Category
 Average ..............                          XX                            XX       X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
  plans or individual retirement accounts.
 ///(1)/During 2003, the Fund processed a significant (relative to the net assets of the Advisors
  Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the
  Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.55%     0.55%
 12b-1 Fees......................................   0.19      0.92
 Other Expenses..................................   0.36      0.43
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.10%     1.90%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $681     $905     $1,146     $1,838          $681    $905    $1,146     $1,838
 CLASS B               593      897      1,226      1,916           193     597     1,026      1,916

LARGECAP S&P 500 INDEX FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $712 million and $401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.36%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                              1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        X.XX                         X.XX          X.XX
 S&P 500 Index ........                          XX                           XX          X.XX
 Morningstar Large
 Blend Category Average                          XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  1.50%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.25%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged) .                  1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                              CLASS A
 Management Fees...........................................    0.15%
 12b-1 Fees................................................    0.15
 Other Expenses............................................    0.46
                                                               ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES    0.76%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $226     $389     $566     $1,078          $226    $389    $566     $1,078

LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 228.4%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.


The year-to-date return as of December 31, 2005 is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -15.15%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)
                                              X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B...............                       X.XX                         X.XX          X.XX
 Russell 1000 Value
 Index ................                         XX                           XX          X.XX
 Morningstar Large
 Value Category Average                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                          CLASS A    CLASS B
 Management Fees........................   0.45%
 12b-1 Fees.............................   0.14       0.73
 Other Expenses.........................   0.20       0.31
                                           ----       ----
    TOTAL ANNUAL FUND OPERATING EXPENSES   0.79 %     1.49%

 EXAMPLES
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $651     $813     $  989     $1,497          $651    $813    $989     $1,497
 CLASS B                552      771      1,031      1,501           152     471     813      1,501

PARTNERS LARGECAP BLEND FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of December 31, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.


The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.02%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.58%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B..............                        X.XX                         X.XX          X.XX
 S&P 500 Index ........                         XX                           XX          X.XX
 Morningstar Large
 Blend Category Average                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.75%     0.75%
 12b-1 Fees......................................   0.25      0.93
 Other Expenses..................................   0.43      0.50
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.43%     2.18%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $712    $1,001    $1,312    $2,190        $712   $1,001   $1,312    $2,190
 CLASS B             621       982     1,369     2,234         221      682    1,169     2,234

PARTNERS LARGECAP BLEND FUND I

The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Managemenr as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005, the range was between approximately $712 million and $401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Goldman Sachs and Wellington Management Became Sub-Advisors to the Fund on December 16, 2002.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03 14.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02 -17.59%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B...............                       X.XX                         X.XX          X.XX
 S&P 500 Index ........                         XX                           XX          X.XX
 Morningstar Large
 Blend Category Average                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.45%     0.45%
 12b-1 Fees......................................   0.19      0.93
 Other Expenses..................................   0.43      0.50
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.07%     1.88%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $678     $896     $1,131     $1,806          $678    $896    $1,131     $1,806
 CLASS B               591      891      1,216      1,890           191     591     1,016      1,890

PARTNERS LARGECAP GROWTH FUND I

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of December 31, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 157.8%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.


The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    12.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -18.16%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B...............                       X.XX                         X.XX          X.XX
 Russell 1000 Growth
 Index ................                         XX                           XX          X.XX
 Morningstar Large
 Growth Category
 Average ..............                         XX                           XX          X.XX
 Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
 After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.74%     0.74%
 12b-1 Fees......................................   0.25      0.93
 Other Expenses..................................   0.54      0.59
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.53%     2.26%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $726    $1,031    $1,361    $2,294        $726   $1,031   $1,361    $2,294
 CLASS B             629     1,006     1,410     2,326         229      706    1,210     2,326

PARTNERS LARGECAP GROWTH FUND II

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.

The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors including, but not limited to, the volume of net cash flows and Fund liquidity.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

American Century has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.74%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations) that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                              1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        X.XX                         X.XX          X.XX
 Russell 1000 Growth
 Index ................                          XX                           XX          X.XX
 Morningstar Large
 Growth Category
 Average ..............                          XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged) .                  1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                                            CLASS A
 Management Fees..............................               1.00%
 12b-1 Fees...................................               0.25
 Other Expenses...............................              26.56
                                                            -----
          TOTAL ANNUAL FUND OPERATING EXPENSES              27.81%
 Expense Reimbursement .......................              26.11
                                                            -----
                                  NET EXPENSES               1.70%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.70% for Class A. This agreement will remain in effect through February 28, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------
                       1         3         5         10           1        3        5          10
 CLASS A           $738    $3,058    $6,633    $10,458        $738   $3,058   $6,633    $10,458

PARTNERS LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.

The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors including, but not limited to, the volume of net cash flows and Fund liquidity.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Bernstein has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -18.59%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B..............                        X.XX                         X.XX          X.XX
 Russell 1000 Value
 Index ................                         XX                           XX          X.XX
 Morningstar Large
 Value Category Average                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                             CLASS A   CLASS B
 Management Fees...........................................   0.78%     0.78%
 12b-1 Fees................................................   0.25      0.92
 Other Expenses............................................   0.43      0.50
                                                              ----      ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES   1.46%     2.20%



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $715    $1,010    $1,327    $2,221        $715   $1,010   $1,327    $2,221
 CLASS B             623       988     1,380     2,259         223      688    1,180     2,259

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.10%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -10.77%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that (for the periods prior to the date Class A and Class B began operations) is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                          N/A          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                          N/A          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                          N/A          X.XX
 CLASS B...............                       X.XX                          N/A          X.XX
 Russell Midcap Index .                         XX                           XX          X.XX
 Morningstar Mid-Cap
 Blend Category Average                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or
  taxes.                                                                                 X.XX
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                      CLASS A                  CLASS B
 Management Fees.............          0.65%                    0.65%
 12b-1 Fees..................          0.20                     0.45
 Other Expenses..............          0.26                     0.31
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          1.11%                    1.41%
 Expense Reimbursement ......          0.09                     0.09
                                       ----                     ----
                 NET EXPENSES          1.02%                    1.32%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.02% for Class A and 1.32% for Class B.
  This agreement will remain in effect through June 30, 2008.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3         5          10
 CLASS A               $673     $881     $1,119     $1,819          $673    $881    $1,119     $1,819
 CLASS B                534      718        936      1,536           134     418       736      1,536

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     24.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.51%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B...............                       X.XX                         X.XX          X.XX
 Russell Midcap Growth
 Index ................                         XX                           XX          X.XX
 Morningstar Mid-Cap
 Growth Category
 Average ..............                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/
  CDSCs charges are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                      CLASS A                  CLASS B
 Management Fees.............          1.00%                    1.00%
 12b-1 Fees..................          0.25                     0.92
 Other Expenses..............          0.62                     0.68
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          1.87%                    2.60%
 Expense Reimbursement ......          0.12                     0.10
                                       ----                     ----
                 NET EXPENSES          1.75%                    2.50%

 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.75% for Class A and 2.50% for Class B.
  This agreement will continue through June 30, 2008.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $743    $1,094    $1,486    $2,603        $743   $1,094   $1,486    $2,603
 CLASS B             653     1,079     1,542     2,629         253      779    1,342     2,629

PARTNERS MIDCAP GROWTH FUND I

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Mellon Equity has been the Fund's Sub-Advisor since December 31, 2004.

The inception date of the Fund is December 29, 2003. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -3.87%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                      X.XX                            X.XX
 Russell Midcap Growth
 Index ................                        XX                            X.XX
 Morningstar Mid-Cap
 Growth Category
 Average ..............                        XX                            X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged) .                  1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005/*/

                                          CLASS A
 Management Fees.................           1.00%
 12b-1 Fees......................           0.25
 Other Expenses..................          14.38
                                           -----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES          15.63%
 Expense Reimbursement ..........          13.88
                                           -----
                     NET EXPENSES           1.75%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.75% This agreement will remain in effect through February 28, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $743    $2,204    $4,784    $9,184        $743   $2,204   $4,784    $9,184

PARTNERS MIDCAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 is for Class A shares XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.50%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.58%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operatons) that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B...............                       X.XX                         X.XX          X.XX
 Russell Midcap Value
 Index ................                         XX                           XX          X.XX
 Morningstar Mid-Cap
 Value Category Average                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged) ......         1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........           1.00%                       1.00%
 12b-1 Fees..............           0.25                        1.00
 Other Expenses..........           6.20                       27.07
                                    ----                       -----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           7.45%                      29.07%
 Expense Reimbursement ..           5.70                       26.57
                                    ----                       -----
             NET EXPENSES           1.75%                       2.50%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.75% for Class A shares and 2.50% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $743    $1,567    $3,005    $6,303        $743   $1,567   $3,005    $6,303
 CLASS B             653     3,079     6,671     9,331         253    2,830    6,575     9,331

PARTNERS SMALLCAP GROWTH FUND II

The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.34%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                          N/A          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                          N/A          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                       X.XX                          N/A          X.XX
 CLASS B...............                       X.XX                          N/A          X.XX
 Russell 2000 Growth
 Index ................                         XX                                       X.XX
 Morningstar Small
 Growth Category
 Average ..............                         XX                                       X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                      CLASS A                  CLASS B
 Management Fees.............          1.00%                    1.00%
 12b-1 Fees..................          0.25                     0.91
 Other Expenses..............          0.87                     0.94
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          2.12%                    2.85%
 Expense Reimbursement ......          0.17                     0.15
                                       ----                     ----
                 NET EXPENSES          1.95%                    2.70%

 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.95% for Class A and 2.70% for Class B.
  This agreement will continue in effect through June 30, 2008.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $762    $1,152    $1,591    $2,836        $762   $1,152   $1,591    $2,836
 CLASS B             673     1,138     1,647     2,861         273      838    1,447     2,861

REAL ESTATE SECURITIES FUND

The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 is for Class A shares XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     17.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -7.46%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operation) that is no higher than the historical performance of the Advisors Preferred Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B..............                        X.XX                         X.XX          X.XX
 MSCI US REIT Index ...                         XX                                       X.XX
 Morningstar Specialty
 - Real Estate Category
 Average ..............                         XX                                       X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.85%     0.85%
 12b-1 Fees......................................   0.25      0.91
 Other Expenses..................................   0.47      0.51
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.57%     2.27%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $726    $1,042    $1,381    $2,335        $726   $1,042   $1,381    $2,335
 CLASS B             630     1,009     1,415     2,347         230      709    1,215     2,347

SMALLCAP BLEND FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.65%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.31%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)
   ....................
   ....................
  ....................                        X.XX                         XX.X          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         XX.X          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         XX.X          X.XX
 CLASS B..............                        X.XX                         XX.X          X.XX
 Russell 2000 Index ...                         XX                                       X.XX
 Morningstar Small
 Blend Category Average                         XX                                       X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.75%     0.75%
 12b-1 Fees......................................   0.22      0.93
 Other Expenses..................................   0.47      0.49
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.44%     2.17%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $713    $1,004    $1,317    $2,200        $713   $1,004   $1,317    $2,200
 CLASS B             620       979     1,364     2,231         220      679    1,164     2,231

SMALLCAP VALUE FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.5%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     22.98%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.43%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                     X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                     X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                     X.XX                            X.XX
 CLASS B...............                     X.XX                            X.XX
 Russell 2000 Value
 Index ................                       XX                            X.XX
 Morningstar Small
 Value Category Average                       XX                            X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for
  Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                   CLASS A                    CLASS B
 Maximum sales charge
 imposed on purchases (as
 a % of offering price) ..  5.75%/(1)/                       None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) .....  0.75%/(//2//)/                   4.00%/(3)/
 Redemption or Exchange
 Fee (as a % of amount
 redeemed/exchanged)        1.00%/(4)(5)/                    1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........           0.75%                       0.75%
 12b-1 Fees..............           0.25                        1.00
 Other Expenses..........           8.67                       38.26
                                    ----                       -----
        TOTAL ANNUAL FUND
       OPERATING EXPENSES           9.67%                      40.01%
 Expense Reimbursement ..           7.97                       37.56
                                    ----                       -----
             NET EXPENSES           1.70%                       2.45%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.70% for Class A shares and 2.45% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $738    $1,735    $3,527    $7,326        $738   $1,735   $3,527    $7,326
 CLASS B             648     3,739     7,599     9,590         248    3,517    7,536     9,590

DIVERSIFIED INTERNATIONAL FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.2%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                     17.45%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -18.80%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                       X.XX                         X.XX          X.XX
 CLASS B ..............
  ....................                        X.XX                         X.XX          X.XX
 Citigroup BMI Global
 ex-US Index**.........                         XX                           XX          X.XX
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........                         XX                           XX          X.XX
 Morningstar Foreign
 Large Blend Category
 Average ..............                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  **This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.90%     0.90%
 12b-1 Fees......................................   0.17      0.56
 Other Expenses..................................   0.34      0.45
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   1.41%     1.91%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $710     $996     $1,302     $2,169          $710    $996    $1,302     $2,169
 CLASS B               594      900      1,232      2,042           194     600     1,032      2,042

INTERNATIONAL EMERGING MARKETS FUND

The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -23.88%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX    X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX    X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                       X.XX                         X.XX    X.XX
 CLASS B...............                       X.XX                         X.XX    X.XX
 MSCI Emerging Markets
 Free Index - NDTR** ..                         XX                                 X.XX
 MSCI Emerging Markets
 Free Index - ID ......                         XX                                 X.XX
 Morningstar
 Diversified Emerging
 Markets Category
 Average ..............                         XX                                 X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
 **This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   1.35%     1.35%
 12b-1 Fees......................................   0.25      0.83
 Other Expenses..................................   0.50      0.59
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   2.10%     2.77%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $776    $1,195    $1,639    $2,866        $776   $1,195   $1,639    $2,866
 CLASS B             680     1,159     1,664     2,864         280      859    1,464     2,864

BOND & MORTGAGE SECURITIES FUND

The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A



MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 150.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.07%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.45%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B...............                       X.XX                         X.XX          X.XX
 Lehman Brothers
 Aggregate Bond Index .                         XX                           XX          X.XX
 Morningstar
 Intermediate-Term Bond
 Category Average......                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         4.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                      CLASS A                  CLASS B
 Management Fees.............          0.54%                    0.54%
 12b-1 Fees..................          0.20                     0.78
 Other Expenses..............          0.25                     0.33
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          0.99%                    1.65%
 Expense Reimbursement ......          0.05                     0.05
                                       ----                     ----
                 NET EXPENSES          0.94%                    1.60%

 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 0.94% for Class A and 1.60% for Class B.
  This agreement will remain in effect through June 30, 2009.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $566     $760     $  972     $1,609          $566    $760    $972     $1,609
 CLASS B                563      805      1,073      1,674           163     505     873      1,674

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.70%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                             1 YEAR                       5 YEARS    LIFE OF FUND*
 CLASS A (BEFORE TAXES)                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                         X.XX          X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                         X.XX          X.XX
 CLASS B..............                        X.XX                         X.XX          X.XX
 Lehman Brothers
 Government/Mortgage
 Index.................                         XX                           XX          X.XX
 Morningstar
 Intermediate
 Government Category
 Average ..............                         XX                           XX          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Advisors Preferred Class shares were first sold
  (December 6, 2000).
  After-tax returns are shown for Class A shares only and would be different for Class B shares.
  They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
  401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         4.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.40%     0.40%
 12b-1 Fees......................................   0.19      0.92
 Other Expenses..................................   0.18      0.23
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   0.77%     1.55%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $550     $709     $  883     $1,384          $550    $709    $883     $1,384
 CLASS B                558      790      1,045      1,537           158     490     845      1,537

INFLATION PROTECTION FUND

The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal has been the Fund's Sub-Advisor since December 29, 2004.

The inception date of the Fund is December 29, 2004. Class A shares began operations on June 28, 2005.The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.70%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which the class began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                        X.XX                        X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        X.XX                        X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        X.XX                        X.XX
 IV-49/(1)/**..........                                                    X.XX
 Lehman Brothers Global
 Real: U.S. TIPS
 Index** ..............                                                    X.XX
 MV-27**...............                                                    X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 29, 2004).
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  4.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                          CLASS A
 Management Fees.................          0.40%
 12b-1 Fees......................          0.25
 Other Expenses..................          8.69
                                           ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES          9.34%
 Expense Reimbursement ..........          8.24
                                           ----
                     NET EXPENSES          1.10%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.10%. This agreement will remain in effect through February 28, 2007.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------
                        1         3         5        10             1        3        5         10
 CLASS A         $582                                         $582

PREFERRED SECURITIES FUND

The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

The inception date of the Fund is May 1, 2002. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -5.40%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior tot he date Class A began operations) that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                      X.XX                            X.XX
 Lehman Brothers
 Aggregate Bond Index .                        XX                            X.XX
 Morningstar
 Intermediate-Term Bond
 Category Average......                        XX                            X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  4.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                                            CLASS A
 Management Fees..............................               0.75%
 12b-1 Fees...................................               0.25
 Other Expenses...............................               4.76
                                                             ----
          TOTAL ANNUAL FUND OPERATING EXPENSES               5.76%
 Expense Reimbursement .......................               4.41
                                                             ----
                                  NET EXPENSES               1.35%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.35%. This agreement will remain in effect through February 28, 2007.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $606    $1,258    $2,427    $5,274        $606   $1,258   $2,427    $5,274

TAX-EXEMPT BOND FUND

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed-income obligations.

MAIN STRATEGIES

The Fund invests in a diversified portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax. Investment in the Fund is not appropriate for IRA or other tax-advantaged accounts.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations. At the time these securities are purchased, they are: municipal bonds which are rated in the four highest grades by Moody's Investors Service, Inc. ("Moody's"); municipal notes rated in the highest grade by Moody's; municipal commercial paper rated in the highest grade by Moody's or Standard & Poor's Rating Service ("S&P"), or if unrated, are of comparable quality in the opinion of the Sub-Advisor, Principal. During normal market conditions, the Fund will not invest more than 20% of its assets in securities that do not meet the criteria stated above; taxable securities; or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.


Up to 20% of Fund assets may be invested in fixed-income securities rated lower than BBB by S&P or Baa by Moody's. The Fund will not purchase municipal bonds rated lower than B by Moody's or S&P. It also will not buy municipal notes or commercial paper which are unrated or are not comparable in quality to rated securities.


MAIN RISKS

The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. government) but may invest without limit in obligations of issuers located in the same state. It may also invest in debt obligations that are repayable out of revenue from economically related projects or facilities. This represents a risk to the Fund since an economic, business or political development or change affecting one security could also affect others.

The Fund may purchase industrial development bonds. These securities are issued by industrial development authorities. They may only be backed by the assets and revenues of the industrial corporation which uses the facility financed by the bond.


Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled Certain Investment Strategies and Related Risks).


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. The value of debt securities may also be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

Principal has been the Fund's Sub-Advisor since March 1, 2005.

The inception date of the Fund is March 1, 2005. Class A and Class B shares began operations on June 30, 2005 when the Fund succeeded to the operations, and assumed the historical performance, of the Class A and Class B shares of a predecessor fund. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '95                                      9.13%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04 -2.25%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Class A shares of the Fund's predecessor fund. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes succeeded to the operations of the Class A and Class B shares of the Fund's predecessor fund, the returns of the Class A and Class B shares of the Fund are based on the performance of the Class A and Class B shares of the predecessor fund. The predecessor fund's Class A shares commenced operations on March 20, 1986, and its Class B shares commenced operations on December 9, 1994.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                    1 YEAR             5 YEAR             1 YEAR               LIFE OF FUND*
 CLASS A (BEFORE TAXES) ............. .....          X.XX               X.XX               X.XX                    X.XX
     (AFTER TAXES ON DISTRIBUTIONS) .........        X.XX               X.XX               X.XX                    X.XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)..............................        X.XX               X.XX               X.XX                    X.XX
 CLASS B ............................ .....          X.XX               X.XX               X.XX                    X.XX
 Lehman Brothers Municipal Bond Index .......          XX                 XX                 XX                    X.XX
 Morningstar Muni National Long Category
 Average ....................................          XX                 XX                 XX                    X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The predecessor fund's Class A shares were first sold on March 20, 1986, and its Class B shares were first sold on December 9,
  1994. Lifetime results for the index(es) shown are measured from the date the Class A shares of the predecessor fund were first sold.
  After-tax returns are shown for Class A shares only and would be different for Class B shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         4.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                      CLASS A                  CLASS B
 Management Fees.............          0.50%                    0.50%
 12b-1 Fees..................          0.21                     0.54
 Other Expenses..............          0.06                     0.12
                                       ----                     ----
  TOTAL ANNUAL FUND OPERATING
                     EXPENSES          0.77%                    1.16%
 Expense Reimbursement ......          0.01                     0.01
                                       ----                     ----
                 NET EXPENSES          0.76%                    1.15%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 0.76% for Class A and 1.15% for Class B.
  This agreement will remain in effect through June 30, 2008.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $549     $706     $879     $1,381          $549    $706    $879     $1,381
 CLASS B                  517      665      834      1,243           117     365     634      1,243

MONEY MARKET FUND

The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                     1.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '04                                      0.03%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                      1 YEAR                5 YEARS    LIFE OF FUND*
 CLASS A...............                X.XX                  X.XX          X.XX
 CLASS B...............                X.XX                  X.XX          X.XX
 Lehman Brothers U.S.
 Treasury Bellwethers 3
 Month Index...........                  XX                    XX          X.XX
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                   CLASS A                    CLASS B
 Maximum sales charge
 imposed on purchases (as
 a % of offering price) .          None                       None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ....          0.75%/(//1//)/             4.00%/(//2//)/
 Redemption or Exchange
 Fee (as a % of amount
 redeemed/exchanged)               None                       None
 ///(1)/ A
  CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//2//)/ CDSCs are reduced after 12 months and eliminated after 6 years.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                   CLASS A   CLASS B
 Management Fees.................................   0.40%     0.40%
 12b-1 Fees......................................   0.00      0.22
 Other Expenses..................................   0.23      0.30
                                                    ----      ----
             TOTAL ANNUAL FUND OPERATING EXPENSES   0.63%     0.92%


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $ 64     $202     $351     $  786          $64     $202    $351     $  786
 CLASS B                  494      593      709      1,010           94      293     509      1,010

SHORT-TERM BOND FUND F/K/A HIGH QUALITY SHORT-TERM BOND FUND

The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 61.5%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The inception date of the Fund is December 6, 2000. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -1.15%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                      X.XX                            X.XX
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index ................                        XX                            X.XX
 Morningstar Short-Term
 Bond Category Average                         XX                            X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  1.50%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.25%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                                              CLASS A
 Management Fees...........................................    0.40%
 12b-1 Fees................................................    0.15
 Other Expenses (estimated) ...............................    0.20
                                                               ----
                       TOTAL ANNUAL FUND OPERATING EXPENSES    0.75%

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $225     $386     $561     $1,066          $225    $386    $561     $1,066

ULTRA SHORT BOND FUND F/K/A CAPITAL PRESERVATION FUND

The Fund seeks OBJECTIVE ULTRA SHORT.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than AVERAGE DURATION ULTRA SHORT year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since June 15, 2001.

The inception date of the Fund is June 15, 2001. On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund. Class A shares began operations on March 1, 2006. The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of Class A shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.


 The year-to-date return as of December 31, 2005 for Class A Shares is %
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '02                                     0.81%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '04                                     0.23%
  The bar chart above shows year-by-year total returns. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which Class A shares of the Fund began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.




 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS A...
 (BEFORE TAXES)                       X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                               X.XX
 6-Month LIBOR Index ..                 XX                               X.XX
 Morningstar Ultrashort
 Bond Category Average                  XX                               X.XX
   Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Institutional Class shares were first sold (June 15, 2001).


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  1.50%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.25%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 ESTIMATED ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                               CLASS A
 Management Fees.......................          0.40
 12b-1 Fees............................          0.15
 Other Expenses........................
                                                 ----
   TOTAL ANNUAL FUND OPERATING EXPENSES

  The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally paid by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                                              IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                              1         3         5        10             1        3        5         10
                                         $XXX      $XXX      $XXX      $XXX          $XXX     $XXX     $XXX      $XXX
 CLASS A

PRINCIPAL LIFETIME 2010 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").

U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund' Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.72%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the
 Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A shares. For periods prior to the date on which that class began operations, the returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A began operations)
 that is no higher than the historical performance of the Institutional Class shares.
-------------------------------------------------------------------------------



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                        LIFE OF FUND*
                         -----------------------------------------------
 CLASS A (BEFORE TAXES)
                                              X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                       X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                       X.XX                            X.XX
 S&P 500 Index ........                      XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                      XX                               X.XX
 Morningstar
 Conservative
 Allocation Category
 Average ..............                      XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                      CLASS A
 Maximum sales charge imposed on
 purchases (as a % of offering
 price)...........................                  5.75%/(1)/
 Maximum Contingent Deferred Sales
 Charge (CDSC)
  (as a % of dollars subject to
  charge) ........................                  0.75%/(//2//)/
 Redemption or Exchange Fee (as a
 % of amount redeemed/exchanged)                    1.00%/(//3//)(//4//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(//3//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//4//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                         CLASS A
 Management Fees...............          0.1225%
 12b-1 Fees....................          0.2500
 Other Expenses................          1.7500
                                         ------
    TOTAL ANNUAL FUND OPERATING
                       EXPENSES          2.1225%
 Expense Reimbursement ........          0.8225
                                         ------
                   NET EXPENSES          1.3000%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.30%.This agreement will remain in effect through February 28, 2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $700    $1,034    $1,490    $2,750        $700   $1,034   $1,490    $2,750

PRINCIPAL LIFETIME 2020 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.86%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior tot he date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                      X.XX                            X.XX
 CLASS B...............                      X.XX                            X.XX
 S&P 500 Index ........                     XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                     XX                               X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............                     XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........          0.1225%                    0.1225%
 12b-1 Fees..............          0.2500                     1.0000
 Other Expenses..........          1.2500                     4.5900
                                   ------                     ------
        TOTAL ANNUAL FUND
       OPERATING EXPENSES          1.6225%                    5.7125%
 Expense Reimbursement ..          0.2225                     3.5625
                                   ------                     ------
             NET EXPENSES          1.4000%                    2.1500%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.40% for Class A shares and 2.15% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $709    $1,012    $1,363    $2,349        $709   $1,012   $1,363    $2,349
 CLASS B             618     1,278     2,360     3,843         218      978    2,160     3,843

PRINCIPAL LIFETIME 2030 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.09%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -10.26%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                      X.XX                            X.XX
 CLASS B...............                      X.XX                            X.XX
 S&P 500 Index ........                     XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                     XX                               X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............                     XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                   CLASS A                    CLASS B
 Management Fees.........          0.1225%                    0.1225%
 12b-1 Fees..............          0.2500                     1.0000
 Other Expenses..........          1.5000                     5.7300
                                   ------                     ------
        TOTAL ANNUAL FUND
       OPERATING EXPENSES          1.8725%                    6.8525%
 Expense Reimbursement ..          0.4725                     4.7025
                                   ------                     ------
             NET EXPENSES          1.4000%                    2.1500%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.40% for Class A shares and 2.15% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $709    $1,033    $1,436    $2,560        $709   $1,033   $1,436    $2,560
 CLASS B             618     1,374     2,661     4,363         218    1,074    2,462     4,363

PRINCIPAL LIFETIME 2040 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A and Class B shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.


The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.13%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.37%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                      X.XX                            X.XX
 CLASS B ..............                      X.XX                            X.XX
 S&P 500 Index ........                     XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                     XX                               X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............                     XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                      CLASS A                   CLASS B
 Maximum sales charge
 imposed on purchases (as a
 % of offering price) .....         5.75%/(1)/                 None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ......         0.75%/(//2//)/             4.00%/(3)/
 Redemption or Exchange Fee
 (as a % of amount
 redeemed/exchanged)                1.00%/(4)(5)/              1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more.
  See "Front-end sales charge - Class A shares."
 ///(2)
  /A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(4)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(5)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                  CLASS A                     CLASS B
 Management Fees........          0.1225%                     0.1225%
 12b-1 Fees.............          0.2500                      1.0000
 Other Expenses.........          3.7100                     15.7700
                                  ------                     -------
       TOTAL ANNUAL FUND
      OPERATING EXPENSES          4.0825%                    16.8925%
 Expense Reimbursement .          2.6825                     14.7425
                                  ------                     -------
            NET EXPENSES          1.4000%                     2.1500%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.40% for Class A shares and 2.15% for
  Class B shares. This agreement will remain in effect through February 28,
  2007.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $709    $1,220    $2,065    $4,246        $709   $1,220   $2,065    $4,246
 CLASS B             618     2,167     4,852     7,602         618    2,167    4,852     7,602

PRINCIPAL LIFETIME 2050 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.



 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.98%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
                                             XXX                             XXX

 CLASS A (BEFORE TAXES)
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      XXX                             XXX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                      XXX                             XXX
                                             XXX                             XXX

 CLASS B ..............
 S&P 500 Index** ......                       XX                             XXX
 Lehman Brothers
 Aggregate Bond Index**                       XX                             XXX
 Morningstar Large
 Blend Category
 Average** ............                       XX                             XXX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                          CLASS A                     CLASS B
 Maximum sales charge
 imposed on purchases
 (as a % of offering
 price)................                 5.75%/(1)/                    None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ..                 0.75%/(//2//)/                4.00%/(3)/
 Redemption or Exchange
 Fee (as a % of amount
 redeemed/exchanged)                    1.00%/(//4//)(//5//)/         1.00%/(5)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more. See "Front-end sales charge - Class A shares."
 ///(2)/A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(//4//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
 ///(//5//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                                  CLASS A          CLASS B^
 Management Fees.............................      0.1225%         0.1225%
 12b-1 Fees..................................      0.2500          1.0000
 Other Expenses..............................     19.6300          X.XXXX
                                                  -------          ------
         TOTAL ANNUAL FUND OPERATING EXPENSES     20.0025%          X.XX%
 Expense Reimbursement ......................     18.5025            X.XX
                                                  -------          ------
                                 NET EXPENSES      1.5000%         2.2500%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.50%for Class A and 2.25% for Class B.
  This agreement will remain in effect through February 28, 2007.
 ^
  Class B was first offered for sale on March
  1, 2006, expenses are estimated.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $719    $2,482    $5,523    $9,926        $719   $2,482   $5,523    $9,926
 CLASS B             XXX       XXX       XXX       XXX         XXX      XXX      XXX       XXX

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

The Fund seeks current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


Principal has been the Fund's Sub-Advisor since March 1, 2001.

The inception date of the Fund is March 1, 2001. Class A shares began operations on June 28, 2005. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A shares over time (along with the returns of two broad-based market indices and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR



    The bar chart as updated through 12/31/2005, will be filed by amendment.

The year-to-date return as of December 31, 2005 for Class A Shares is XX%
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      6.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.61%
 The bar chart above shows year-by-year total returns for the Class A shares. For periods prior to the first full calendar year of operations of the Fund's Class A shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Class A shares. The annual returns in the bar chart do not reflect sales charges; if sales charges were reflected, results would be lower. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses. The performance table below shows, for the indicated periods, the average annual total returns for the Class A and Class B shares. For periods prior to the date on which those classes began operations, their returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Class A and Class B shares of the Fund, including their sales charges. The adjustments result in performance (for the periods prior to the date Class A and Class B began operations) that is no higher than the historical performance of the Institutional Class shares.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            1 YEAR                       LIFE OF FUND*
 CLASS A (BEFORE TAXES)
                                             X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                      X.XX                            X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES) ..                      X.XX                            X.XX
 CLASS B ..............                      X.XX                            X.XX
 S&P 500 Index ........                     XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                     XX                               X.XX
 Morningstar
 Conservative
 Allocation Category
 Average ..............                     XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
  Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                   CLASS A                       CLASS B
 Maximum sales charge
 imposed on purchases
 (as a % of offering
 price)................          4.75%/(1)/                    None
 Maximum Contingent
 Deferred Sales Charge
 (CDSC)
  (as a % of dollars
  subject to charge) ..          0.75%/(//2//)/                4.00%/(//3//)/
 Redemption or Exchange
 Fee (as a % of amount
 redeemed/exchanged)             1.00%/(//4//)(//5//)/         1.00%/(//4//)(//5//)/
 ///(1)/
  Sales charges are reduced or eliminated for purchases of $50,000 or more. See
  "Front-end sales charge - Class A shares."
 ///(2)/A CDSC applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
 ///(3)/ CDSCs are reduced after 12 months and eliminated after 6 years.
 ///(//4//)/
  Redemption fees are charged when $30,000 or more of shares are redeemed within
  30 days after they are purchased.
 ///(//5//)/
  Exchange fees are charged when $30,000 or more of shares are exchanged from one
  Fund to another Fund within 30 days after they are purchased.

 )

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                                 CLASS A          CLASS B^
 Management Fees............................     0.1225%           0.1225%
 12b-1 Fees.................................     0.2500            1.0000
 Other Expenses.............................     3.1100              X.XX
                                                 ------            ------
        TOTAL ANNUAL FUND OPERATING EXPENSES     3.4825%            X.XX%
 Expense Reimbursement .....................     2.1825              X.XX
                                                 ------              --
                                NET EXPENSES     1.3000%           2.0500%
 *The Manager has contractually agreed to pay expenses of the Fund to insure the Net Expenses will not exceed 1.30% for Class A and 2.05% for Class B.
  This agreement will remain in effect through February 28, 2007.
 ^Class B was first offered for sale on
  March 1, 2006, expenses are estimated.
  The Fund as a shareholder in the underlying funds indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2005, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $700    $1,149    $1,879    $3,804        $700   $1,149   $1,879    $3,804
 CLASS B             XXX       XXX       XXX       XXX         XXX      XXX      XXX       XXX

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS A       CLASS B
                                                    -------------  ------------
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (AS A %
OF OFFERING PRICE)                                      /
 All Growth Oriented Funds except LargeCap S&P 500
 Index Fund                                          5.75%/(1)/      None
 All Income Oriented Funds except Short-Term Bond
 Fund                                                4.75%/(1)/      None
 LargeCap S&P 500 Index and Short-Term Bond Funds    1.50%/(1)/       N/A
 Money Market Fund                                  None             None
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC)
(AS A % OF DOLLARS SUBJECT TO CHARGE)
 All Funds except LargeCap S&P 500 Index and
 Short-Term Bond Funds                               0.75%/(2)/      4.00%/(3)/
 LargeCap S&P 500 Index and Short-Term Bond Funds    0.25%/(2)/       N/A
REDEMPTION OR EXCHANGE FEE (AS A % OF AMOUNT
REDEEMED/EXCHANGED)                                     /               /
 All Funds except Money Market Fund                  1.00%/(4)(5)/   1.00%/(5)/
 Money Market Fund                                  None/(2)/        None


/ //(1)/ Sales charges are reduced or eliminated for purchases of $50,000 or more. See "Front-end sales charge - Class A shares."
/ //(2)/ A contingent deferred sales charge applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
/ //(3)/ Contingent deferred sales charges are reduced after 12 months and eliminated after 6 years.
/ //(4)/ Redemption fees are charged when $30,000 or more of shares are redeemed within 30 days after they are purchased.
/ //(5)/ Exchange fees are charged when $30,000 or more of shares are exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.


The Fund does not maintain an internet website and, therefore, does not make information about the costs of investing in the Fund available through an internet address.


ONE-TIME FEES
.. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B shares).
  . Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
  . Class B shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. A redemption fee* of 1.00% is charged on redemptions of Class A shares of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of redemption.
.. An exchange fee* of 1.00% is charged on exchanges among the Funds of $30,000 or more and if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.
  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Fund.


CHOOSING A SHARE CLASS
You may purchase Class A or Class B shares of each Fund with certain limitations.* Your decision to purchase a particular class depends on a number of factors including:
.. the dollar amount you are investing;

.. the amount of time you plan to hold the investment; and .. any plans to make additional investments in the Principal Investors Funds.
  * If you are making an initial purchase of Principal Investors Funds of $100,000 or more and have selected Class B shares, the purchase will be of Class A shares of the Fund(s) you have selected.
  * If you are making subsequent purchases into your existing Principal Investors Fund Class B share accounts and the new balance (existing account balance(s) plus new purchase) is $100,000 or more, the subsequent purchases will be of Class A shares of the Fund(s) you have selected.

In addition, you might consider:
.. Class A shares if you are making an investment that qualifies for a reduced sales charge; or
.. Class B shares if you prefer not to pay an initial sales charge and you plan to hold your investment for at least six years.

Class A Shares
--------------
.. You generally pay a sales charge on an investment in Class A shares.
.. Class A shares generally have lower annual operating expenses than Class B shares.
.. If you invest $50,000 or more, the sales charge is reduced.
.. You are not assessed a sales charge on purchases of Class A shares of $1 million or more. A deferred sales charge may be imposed if you sell those shares within eighteen months of purchase.

Class B Shares
--------------
.. You do not pay a sales charge on an investment in Class B shares.
.. If you sell your Class B shares within six years from the date of purchase, you may pay a deferred sales charge.
.. If you keep your Class B shares for seven years, your Class B shares automatically convert to Class A shares without a charge.
.. Class B shares generally have higher annual operating expenses than Class A shares.

FRONT-END SALES CHARGE: CLASS A SHARES
There is no sales charge on purchases of Class A shares of the Money Market Fund. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.

   BOND & MORTGAGE SECURITIES, GOVERNMENT & HIGH QUALITY BOND, INFLATION PROTECTION, PREFERRED SECURITIES,
                        PRINCIPAL LIFETIME STRATEGIC INCOME AND TAX-EXEMPT BOND FUNDS
   ------------------------------------------------
                                                 SALES CHARGE AS % OF:
                                                 -------------
                                                 OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
              AMOUNT OF PURCHASE                   PRICE      INVESTED              OFFERING PRICE
              ------------------                 --------     --------         ------------------------
 Less than $50,000                                   4.75%      4.99%                                   4.00%
 $50,000 but less than $100,000                      4.25%      4.44%                                   3.75%
 100,000 but less than $250,000                      3.75%      3.90%                                   3.25%
 $250,000 but less than $500,000                     2.50%      2.56%                                   2.00%
 $500,000 but less than $1,000,000                   1.50%      1.52%                                   1.25%
 $1,000,000 or more                                  0.00%      0.00%                                   0.75%





                    LARGECAP S&P 500 INDEX, SHORT-TERM BOND AND ULTRA SHORT BOND FUNDS
                    -----------------------------------------------
                                                SALES CHARGE AS % OF:
                                                -------------
                                                OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                   PRICE      INVESTED              OFFERING PRICE
             ------------------                 --------     --------         ------------------------
 Less than $50,000                                  1.50%      1.52%                                   1.25%
 $50,000 but less than $100,000                     1.25%      1.27%                                   1.00%
 100,000 but less than $250,000                     1.00%      1.10%                                   0.75%
 $250,000 but less than $500,000                    0.75%      0.76%                                   0.50%
 $500,000 but less than $1,000,000                  0.50%      0.50%                                   0.25%
 $1,000,000 or more                                 0.00%      0.00%                                   0.25%

                                ALL OTHER FUNDS (EXCEPT MONEY MARKET FUND)
                                ------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 5.75%      6.10%                                   5.00%
 $50,000 but less than $100,000                    4.75%      4.99%                                   4.00%
 100,000 but less than $250,000                    3.75%      3.90%                                   3.00%
 $250,000 but less than $500,000                   2.75%      2.83%                                   2.25%
 $500,000 but less than $1,000,000                 2.00%      2.04%                                   1.50%
 $1,000,000 or more                                0.00%      0.00%                                   0.75%




There is no front-end sales charge on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold. The CDSC is waived on shares sold:
.. to satisfy IRS minimum distribution rules; and .. using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares (as of December 31 of the prior year) subject to a CDSC without paying the CDSC.)

In the case of selling some, but not all, of the shares in an account, the shares not subject to the CDSC are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Investors Fund continue to be subject to the CDSC until the CDSC expires.


Broker-dealers that sell shares of Principal Investors Fund are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation ("Princor"), the amount paid to a dealer (referred to in the chart above as the "Dealer Allowance") may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor. Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.


Princor may, from time-to-time, at its expense or through use of amounts it receives from the Fund through a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, if applicable, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers' support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources, from its retention of underwriting concessions and, in the case of share classes that have 12b-1 fees, from payments to Princor under such plans.


SALES CHARGE WAIVER OR REDUCTION (CLASS A SHARES)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or the Fund know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.

Waiver of sales charge (Class A shares)
---------------------------------------
A Fund's Class A shares may be purchased without a sales charge:
.. by its Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers or agents for the life of the account. This also includes their immediate family members
  (spouse, children (regardless of age) and parents) and trusts for the benefit of these individuals;
.. by the Premier Credit Union;
.. by non-ERISA clients of Principal Global Investors LLC;
.. by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
.. through a "wrap account" offered by Princor or through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
.. by unit investment trusts sponsored by any member company of the Principal
  Financial Group;
.. to fund non-qualified plans administered by a member company of the Principal
  Financial Group pursuant to a written service agreement;
.. to the extent that the purchase proceeds represent a distribution from a terminating 401(a) plan, if 1) such purchase is made through a representative of Princor, the terminating plan is not administered by a member company of the Principal Financial Group, and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants, or 2) such purchase is made through registered representative of a broker-dealer other than Princor, the purchase proceeds represent a distribution from any terminating 401(a) plan and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above; and
.. by any investor who buys Class A Shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 18 months after purchase of $1 million or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities.

Reduction of sales charge (Class A shares)
------------------------------------------
1) Dollar amount of purchase. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner under the age of 25 and/or a trust primarily for the benefit of such persons (together "a Qualified Purchaser") will be combined along with Class A, B and J shares of Principal Investors Fund owned by such persons, to determine the applicable sales charge. Reduced charges apply to the total of Principal Investors Funds' (excluding Money Market Fund) shares purchased (and still owned) by any "Qualified Purchaser." If the total amount being invested in the Principal Investors Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2) Statement of intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period (24 months if the intended investment is $1 million or more). Upon your request, we will set up a 90-day look-back period to include earlier purchases - the 13 (24) month period then begins on the date of your first purchase during the 90-day period. If the intended investment is not made (or shares are sold during the 13 month (24 month) period), sufficient shares will be sold to pay the additional sales charge due. A 401(a) plan trustee must submit the SOI at the time of the first plan purchase. The 90-day look-back period is not available to a 401(a) plan trustee.

3) Rights of accumulation. The Class A, Class B and Class J share accounts already owned by a Qualified Purchaser are added to the amount of the new purchase to determine the applicable sales charge percentage. The balance of the existing accounts as of the date of the subsequent purchase(s) is used in this calculation. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange for other Principal Investors Fund shares.

4) The sales charge table below applies to purchases of Class A shares made from death benefit proceeds from a life insurance policy or certain annuity contracts issued by Principal Life (or its subsidiaries or affiliates) within one year of the insured's death:

                                              SALES CHARGE AS A % OF:          DEALER ALLOWANCE AS % OF:
                                              -----------------------          -------------------------
     AMOUNT OF PURCHASE                 OFFERING PRICE   NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                 ------------------------------------  -----------------
     Less than $500,000                      2.50%              2.56%                    2.10%
     $500,000 but less than $1,000,000       1.50%              1.52%                    1.25%

     $1,000,000 or more                 no sales charge



5) The sales charge tables below apply to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans:

                   ALL INCOME-ORIENTED FUNDS EXCEPT SHORT-TERM BOND AND ULTRA SHORT BOND FUNDS
                   -------------------------------------------
                                                     SALES CHARGE AS A % OF:         DEALER ALLOWANCE AS % OF:
                                                     -----------------------         -------------------------
     AMOUNT OF PURCHASE                        OFFERING PRICE  NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                        -----------------------------------  -----------------
     Less than $500,000                            2.50%              2.56%                    2.10%
     $500,000 but less than $1,000,000             1.50%              1.52%                    1.25%
     $1,000,000 or more                                 no sales charge                        0.75%




                          ALL GROWTH-ORIENTED FUNDS EXCEPT LARGECAP S&P 500 INDEX FUND
                          -------------------------------------------
                                                     SALES CHARGE AS A % OF:         DEALER ALLOWANCE AS % OF:
                                                     -----------------------         -------------------------
     AMOUNT OF PURCHASE                        OFFERING PRICE  NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                        -----------------------------------  -----------------
     Less than $500,000                            2.75%              2.83%                    2.25%
     $500,000 but less than $1,000,000             2.00%              2.04%                    1.50%
     $1,000,000 or more                                 no sales charge                        0.75%




6) Employer Sponsored Plans. All purchases made through a retirement plan meeting the requirements of Section 401 of the Internal Revenue Code, or a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation or payroll deduction plan ("Employer Sponsored Plans"), are combined along with plan assets to determine the applicable sales charge. The maximum sales charge for investments through Employer Sponsored Plans and 403(b) plans for which Fund accounts were established prior to March 1, 2002, is 3.75%; the regular sales charge table applies to investments of $250,000 or more and to all investments in the Short-Term Bond Fund and the LargeCap S&P 500 Index Fund made in connection with such plans.

 Class B shares are not available to Employer Sponsored Plans established on or after July 1, 2005, nor to persons who become plan participants on or after that date. All contributions to an Employer Sponsored Plan established on or after July 1, 2005, will be used to purchase Class A shares. In addition, the share class purchased with subsequent contributions to an Employer Sponsored Plan by a Class B share participant will depend on the value of the Class B share accounts achieved prior to the time of the subsequent purchase (or the aggregate of the values of Class B, Class A and Class J shares, if you own such shares). If the value of the Class B, A and J share Fund accounts reaches $100,000 before the subsequent investment, the subsequent investment will be applied to purchase Class A shares. If the value of the Class B, A and J Fund accounts has not reached $100,000 before the subsequent investment, additional Class B shares may be purchased, so long as the subsequent investment is less than $100,000.


 Generally, investments made through an Employer Sponsored Plan are not combined with a shareholder's investments made outside of the plan for purposes of determining the sales charge that applies to the plan or non-plan investments. However, plan and non-plan investments may be combined to determine the applicable sales charge to both plan and non-plan investments under certain circumstances, as follows:


 EMPLOYER SPONSORED PLANS FOR WHICH FUND ACCOUNTS ARE ESTABLISHED ON OR AFTER

 JULY 1, 2005. . If all of the participants in an Employer Sponsored Plan are "Qualified Purchasers" as defined above, the accounts of the Employer Sponsored Plan will be combined with all of the other accounts of the Qualified Purchasers to determine the applicable sales charge for both plan and non-plan investments. However, the shareholder must provide written notification to the Fund (either on the Fund account application or by other written communication) that all participants of the Employer Sponsored Plan are Qualified Purchasers before plan and non-plan investments will be combined to determine the applicable sales charge; neither the Fund, Princor nor the Fund's transfer agent will be responsible for making this determination. The sales charge applicable to the combined investments will be applied only to purchases made after the Fund's receipt of the shareholder's notification.


 EMPLOYER SPONSORED PLANS FOR WHICH FUND ACCOUNTS WERE ESTABLISHED PRIOR TO JULY

1, 2005. . Upon receipt of a written shareholder request, the accounts of an Employer Sponsored Plan will be combined with all of the other accounts of the Qualified Purchasers to determine the applicable sales charge for both plan and non-plan investments, if all of the participants in an Employer Sponsored Plan are "Qualified Purchasers" as defined above. However, the shareholder must notify the Fund that all participants of the Employer Sponsored Plan are Qualified Purchasers before plan and non-plan investments will be combined to determine the applicable sales charge; neither the Fund, Princor nor the Fund's transfer agent will be responsible for making this determination. The sales charge applicable to the combined investments will be applied only to purchases made after the Fund's receipt of the shareholder's notification.


CONTINGENT DEFERRED SALES CHARGE: CLASS B SHARES
.. The CDSC does not apply to shares purchased with reinvested dividends or other distributions.
.. The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.
.. In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out). Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC.
.. Shares subject to the CDSC that are exchanged into another Principal Investors
  Fund continue to be subject to the CDSC until the CDSC expires.
.. Princor receives the proceeds of any CDSC.

Class B shares
--------------
A CDSC may be imposed on Class B shares sold within six years of purchase (five years for certain sponsored plans established after February 1, 1998 and prior to March 1, 2002). Class B shares automatically convert into Class A shares (based on share prices, not numbers of shares) seven years after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

The Class B share CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below:

                                                                       CERTAIN SPONSORED PLANS
                                                                     ESTABLISHED AFTER 02/01/1998
  YEARS SINCE PURCHASE PAYMENTS MADE  CDSC AS A % OF DOLLAR AMOUNT      AND BEFORE 03/01/2002
  ----------------------------------  ----------------------------      ---------------------
   2 years or less                               4.00%                          3.00%
   more than 2 years, up to 4 years              3.00                           2.00
   more than 4 years, up to 5 years              2.00                           1.00
   more than 5 years, up to 6 years              1.00                           None
   more than 6 years                              None                          None



The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if the newly acquired shares are subject to the CDSC when they are sold.


Waiver of the sales charge (Class B shares)
-------------------------------------------
The CDSC is waived on Class B shares which are sold:
.. due to a shareholder's death;
.. due to the shareholder's disability, as defined in the Internal Revenue Code; .. from retirement plans to satisfy minimum distribution rules under the Code; .. to pay surrender charges;
.. to pay retirement plan fees;
.. involuntarily from small balance accounts;

.. through a systematic withdrawal plan (certain limits apply);
.. from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) or 415 of the Code.

NOTE: To have your Class B CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

ONGOING FEES
Each Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
Each of the Funds (except Money Market Fund for Class A shares) has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                     MAXIMUM
                                                                    ANNUALIZED
                                                                    12B-1 FEE*
                                                                    ----------
..Class A shares (except LargeCap S&P 500 Index, Money Market,
  Short-Term Bond and Ultra Short Bond Funds)                         0.25%
..Class A shares of LargeCap S&P 500 Index, Short-Term Bond and
  Ultra Short Bond Funds                                              0.15%
..  Class B shares                                                     1.00%
* Under the Plans, the Fund will pay the 12b-1 fee only to the extent Princor incurs expenses covered by the Plan.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities, Inflation Protection, Short-Term Bond and Tax-Exempt Bond Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;

.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Diversified International and International Emerging Markets Funds may each invest Fund assets in securities of foreign companies. The other Funds (except Government Securities) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except Government Securities) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, Short-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Partner LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value and Preferred Securities Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money

Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS

The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $XXX billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.

JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $XXX billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams




E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR:  BNY Investment Advisors ("BNY") is located at 1633 Broadway,
              New York, New York, _____________________________________
              As of December 31, 2005, BNY had approximately $_____ in assets under management.

                                                DAY-TO-DAY
        FUND                                    FUND MANAGEMENT
        ----                                    ---------------
        Partners LargeCap Growth Fund II        Kurt Zyla

        Partners LargeCap Value Fund            Kurt Zyla


KURT ZYLA. Mr. Zyla is a Portfolio Manager and Managing Director of BNY. He joined BNY in 1989. Prior to his current position, he was employed by BNY in a number of capacities. ______________________________________________________



SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $XX billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza




ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $XX billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz and Ms. Sears work as a team developing strategy.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


Ms. Sears monitors all portfolios in wrap programs and works with Mr. Mertz in supervising the trading group staff. Mr. Mertz and Ms. Sears work as a team developing strategy.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $XXX billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones




MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2005, Mellon Equity managed approximately $XXX billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole




ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $XXX billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR:  Nuveen Asset Management offers advisory and investment management services to a broad range of mutual fund clients. Nuveen is located at 333 West Wacker Drive, Chicago, IL 60606 and is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $125 billion in assets under management, as of June 30, 2005.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Tax-Exempt Bond              John V. Miller

JOHN V. MILLER, CFA. Mr. Miller joined Nuveen's investment management team as a credit analyst in 1996 with three prior years of expeirence in the municipal market with a private account management firm. He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller was promoted to Vice President of Nuveen in 2002. He was previously an analyst with C.W. Henderson & Associates, a municipal bond manager for private accounts. He has earned the right to use the Chartered Financial Analyst designation.



SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Mustafa Sagun
                                                Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Equity Income                        Dirk Laschanzky
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Value                       Thomas Morabito
           Tax-Exempt Bond                      Thomas V. Catus
           Ultra Short Bond                     Zeid Ayer
                                                Craig Dawson

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.

PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



THOMAS V. CATUS, CFA . Mr. Catus is a portfolio analyst for Principal Capital - II specializing in municipal bonds. Prior to joining Principal in 2000, he was a chief financial officer at Franklin Leasing and a fixed income analyst and trader at Cleary Gull. Mr. Catus received an MBA in finance from the University of Iowa and a BBA in transportation and logistics from Iowa State University. He is a CFA charterholder and a member of the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of

Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $XXX billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $XXX billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $XXX billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner

CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $XXX billion in assets and the Group managed approximately $XXX billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $XXX billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS

Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:


The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Principal Investors Fund, Inc. with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.


FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities                  %      Partners MidCap Growth            %
       Disciplined LargeCap
       Blend                              Partners MidCap Growth I
       Diversified
       International                      Partners MidCap Value
       Equity Income                      Partners SmallCap Growth II
       Government & High
       Quality Bond                       Preferred Securities
       Inflation Protection               Principal LifeTime 2010
       International Emerging
       Markets                            Principal LifeTime 2020
       LargeCap Growth                    Principal LifeTime 2030
       LargeCap S&P 500 Index             Principal LifeTime 2040
       LargeCap Value                     Principal LifeTime 2050
                                          Principal LifeTime Strategic
       MidCap Blend                       Income
       Money Market                       Real Estate Securities
       Partners LargeCap Blend            Short-Term Bond
       Partners LargeCap Blend
       I                                  SmallCap Blend
       Partners LargeCap Growth
       I                                  SmallCap Value
       Partners LargeCap Growth
       II                                 Tax-Exempt Bond
       Partners LargeCap Value            Ultra Short Bond




The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners SmallCap Growth II and Tax-Exempt Bond Funds intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS


FOR ALL FUNDS EXCEPT THE MONEY MARKET FUND
The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection, Short-Term Bond and Tax-Exempt Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Equity Income, Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be;
.. invested in shares of another Principal Investors Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
.. paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


The Tax-Exempt Bond Fund intends to distribute income that is exempt from federal income tax but may be subject to state and local income tax. Because the Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or other income taxes, it may make distributions of income that are not exempt from federal and other income tax. Any capital gains distributed by the Fund may be taxable.


MONEY MARKET FUND

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.
.. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

HOW TO BUY FUND SHARES


Your Registered Representative will help you open an account and buy fund shares. Principal Investors Funds are "load" funds which means you pay a sales charge for the assistance of your Registered Representative. The Fund may reject or cancel any purchase order for any reason. Your Registered Representative will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Registered Representative can also help you choose the share class that is appropriate for you. Registered representatives may receive different compensation depending upon which class of shares are purchased. As previously explained, the sales charge for Class A shares may be reduced or eliminated for certain purchases or for purchases of sufficient size, including the Fund's rights of accumulation and statement of intention programs. Your Registered Representative can explain each of these arrangements to you and help you determine whether your investment qualifies for a reduced sales charge. Class B shares are not available to Employer Sponsored Plans established on or after July 1, 2005, nor to persons who become participants of such plans on or after that date.


CHOOSING A SHARE CLASS

INITIAL INVESTMENT. . After deciding in which Fund(s) to invest, you need to decide which share class you prefer. The sales charges and expenses of Class A and Class B shares are described in "The Costs of Investing" section of this prospectus. You generally pay a sales charge at the time you purchase Class A shares, but Class A shares have lower annual operating expenses than Class B shares. You do not pay a sales charge at the time you purchase Class B shares, but if you sell Class B shares within six years from the date of purchase, you must generally pay a deferred sales charge at that time. Class B shares have higher annual operating expenses than Class A shares, but Class B shares automatically convert to Class A shares after seven years.

Your initial share class selection should reflect a number of factors, including:
.. the dollar amount you are investing (if you invest $50,000 or more, the Class
  A sales charge is reduced)
.. the amount of time you plan to hold the investment (redemptions of Class B shares held for at least six years are not subject to a contingent deferred sales charge)
.. any plans you have to make additional investments in the Fund (the Fund's rights of accumulation and statement of intention programs could result in your paying a reduced sales charge for Class A shares).

NOTE: Any initial investment in the Funds of $100,000 or more will be deemed to be a request to purchase Class A shares. If your initial investment in shares of the Fund(s) is less than $100,000, you may purchase either Class A or Class B shares.


SUBSEQUENT INVESTMENT. . If you initially invest in Class B shares, the share class you purchase with any subsequent investment will depend upon the value your Class B share accounts achieve prior to the time you make the subsequent investment (or the aggregate of Class B, Class A and Class J shares, if you own such shares). If the value of your Class B, A and J share Fund accounts reaches $100,000 before you make a subsequent investment, your subsequent investment will be applied to purchase Class A shares. If the value of your Class B, A and J Fund accounts has not reached $100,000 before you make the subsequent investment, you may purchase additional Class B shares, so long as the subsequent investment is less than $100,000.


COMPLETING THE FUND APPLICATION
Fill out the Principal Investors Fund application* completely. You must include:
.. the name(s) you want to appear on the account;
.. the code of the Fund(s) in which you want to invest;
.. your choice of Class A or Class B shares;
.. the amount of the investment;
.. your Social Security number or Taxpayer I.D. number;
.. other required information (may include corporate resolutions, trust agreements, etc.); and
.. if you are eligible for a reduced sales charge for Class A shares, either through the Fund's statement of intention, rights of accumulation or other sales charge reduction programs, you must also complete the "Sales Charge Reduction Privileges" section of the application, and provide all of the pertinent information requested.

  * An application is included with this prospectus. A different application is needed for a Principal Investors Fund IRA, Coverdell Education Savings Account, 403(b), SEP, SIMPLE, SAR-SEP or certain employee benefit plans. Call Principal Investors Funds for more information.


Each Fund requires a minimum initial investment:

..  Regular Accounts                              $1,000
..  Uniform Transfer to Minor Accounts            $  500
..  IRA Accounts                                  $  500
..  Coverdell Education Savings Account           $  500


Subsequent investment minimums are $100. However, if your investments are made using an Automatic Investment Plan, the investment minimum is $50 ($100 for Money Market Fund).


NOTE: The minimum investment applies on a Fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and approved by Princor; Principal Investors Fund asset allocation programs; Automatic Investment Plans; and Money Market Fund.

Class B shares of Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


NOTE: We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account.

INVEST BY MAIL
.. Send a check and completed application to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.
.. When you purchase shares by check, you authorize us to process your purchase electronically. If your check is processed electronically, your checking account may be debited on the same day we receive the check and it will not be returned with your checking account statement.

ORDER BY TELEPHONE
.. Registered representatives on behalf of shareholders of Principal Investors
  Fund Class A, B, or J shares may call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).

NOTES:

.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK

.. Have your Registered Representative call Principal Investors Fund for an account number and wiring instructions.
.. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo, N.A.
   San Francisco, CA
   ABA No.: 121000248

   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968
   For credit: Principal ________ Fund, Class A or Class B
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN
Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.

.. Have your Registered Representative call Principal Investors Fund for an account number, Automated Clearing House (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

.. For Money Market (Class A) only - You may set up direct deposit to an existing
  Money Market account via UMB Bank, N.A. Provide a voided check or deposit slip to the entity making the payment(s) to you and request funds be forwarded to your account.

ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.

.. Minimum monthly purchase is $50 per Fund(except the Money Market Fund which has a minimum of $100).
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423

SET UP A DIVIDEND RELAY
.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).
.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. The election may also be discontinued by calling Principal Investors Fund if telephone services apply to the originating account. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.

.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when the NYSE is open for normal business


Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Principal Investors Fund, Inc. may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Within 60 days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Investors Funds' Class A shares without a sales charge if the shares that were sold were:
.. Class A shares on which a sales charge was paid;
.. Class A shares acquired by conversion of Class B shares; or .. Class B shares on which a CDSC was paid.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:
   Principal Investors Fund
   P. O. Box 10423

   Des Moines Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A medallion signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . check is being sent to an address other than the account address;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).

.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

SELL SHARES BY CHECKWRITING (CLASS A SHARES OF MONEY MARKET FUND ONLY)
.. Checkwriting must be elected on initial application or by written request to Principal Investors Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
.. The Fund can only sell shares after your check making the Fund investment has cleared your bank.
.. Checks must be written for at least $500.
.. Checks are drawn on UMB Bank, N.A. and its rules concerning checking accounts apply.
.. If the account does not have sufficient funds to cover the check, it is marked
  "Insufficient Funds" and returned (the Fund may revoke checkwriting on accounts on which "Insufficient Funds" checks are drawn).
.. Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by UMB).
.. Checkwriting is only available for non-qualified accounts.
.. Neither the Fund, UMB nor the Manager shall incur any liability for honoring the checks, selling shares to pay checks or for returning checks unpaid.
.. Checkwriting may be converted to a point-of-purchase debit from your account.
  This only applies if such service is available at the business with which you are doing business.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or

.. sending us your written instructions; or .. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.



10% WITHDRAWAL PRIVILEGE . Sales may be subject to a CDSC. Up to 10% of the value of your Class A or Class B share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


REDEMPTION FEE (OTHER THAN MONEY MARKET FUND). Each Fund, except the Money Market Fund, will impose a redemption fee when $30,000 or more of Class A or Class B shares are redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


You may exchange shares by:
.. sending a written request to:
    Principal Investors Fund
    P.O. Box 10423
    Des Moines, Iowa 50306 - 0423
.. completing an Exchange Authorization Form (call us to obtain the form) .. via the Internet at www.principal.com
.. calling us, if you have telephone privileges on the account.

Your shares in the Funds (except Class A shares of the LargeCap S&P 500 Index, Money Market, Short-Term Bond and Ultra Short Bond Funds) may be exchanged without a sales charge or CDSC for the same class of any other Principal Investors Fund.


LARGECAP S&P 500 INDEX, SHORT-TERM BOND AND ULTRA SHORT BOND FUNDS
.. Shares purchased prior to November 7, 2005 may be exchanged into Class A shares of any other Principal Investors Fund without a sales charge.
.. Shares purchased on or after November 7, 2005 and exchanged into any other
  Principal Investors Fund (except Money Market) within one year of purchase are subject to a sales charge. The amount of the sales charge is (a) minus (b) multiplied by (c) where:
    (a) is the sales charge* of the Fund(s) into which you are exchanging;

    (b) is the sales charge* on the LargeCap S&P 500 Index, Short-Term Bond or Ultra Short Bond Funds; and
    (c) is the dollar amount of the exchange**.
    * see The Costs of Investing - Front-end sales charge:Class A shares for the sales charge tables for all Principal Investors Funds.
    ** In the case of exchanging some but not all of the shares in an account, the shares not subject to a sales charge (including shares purchased at NAV and shares purchased through the reinvestment of capital gains and/or dividiends) are exchanged first.

     Example: You purchased $10,000 worth shares of the Short-Term Bond Fund.
           You paid a sales charge of $150 (1.50% multiplied by $10,000). Eight months later, you exchange $2,000 out of the Short-Term Bond Fund and into the Bond & Mortgage Securities Fund. The Bond & Mortgage Securities Fund has a sales charge of 4.75%. The sales charge on the exchange is $65 (4.75% - 1.50% multiplied by $2,000 = $65).

The sales charge is not imposed on exchanges from the LargeCap S&P 500 Index, Short-Term Bond or Ultra Short Bond Funds after the one year period has expired. If you purchased your shares of the LargeCap S&P 500 Index, Short-Term Bond and/or Ultra Short Bond Funds at NAV, those shares are not subject to the sales charge if you exchange them.


EXCHANGES FROM MONEY MARKET FUND
Class A shares of Money Market Fund may be exchanged into:
.. Class A shares of other Principal Investors Funds.
  . If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
  . If Money Market Fund shares were acquired by (1) exchange from other Funds,
    (2) conversion of Class B shares or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
.. Class B shares of other Principal Investors Funds - subject to the CDSC.

Automatic exchange election
---------------------------
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or .. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;

.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Funds; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Funds; and .. Increase expenses of the Funds due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.


The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.



Currently the Funds, except the Money Market Fund, impose a redemption fee on redemptions of $30,000 or more of Class A or Class B shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Funds.

In addition, if the Manager, or a Fund, deem frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
.. Increasing the redemption fee to 2%, or such higher amount as may be permitted by law;
.. Increasing the redemption fee period from 30 days to as much as 90 days;
.. Applying the redemption fee to redemptions of less than $30,000;
.. Limiting the number of permissible exchanges available to shareholders identified as "excessive traders"; and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


GENERAL INFORMATION ABOUT A FUND ACCOUNT


PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


STATEMENTS

You will receive quarterly statements for the Funds you own. e statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan;
  . are purchases or sales under an automatic exchange election; or . conversion of Class B shares into Class A shares (seven years after purchase).
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 (in the aggregate) from the Funds;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;

.. to add telephone transaction services, checkwriting and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;

.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
.. may be given by calling us at 1-800-247-4123 between 7 a.m. and 7 p.m. Central
  Time on any day that the NYSE is open;
.. may be given by accessing our website at www.principal.com (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don't have a user name or password, you may obtain one at www.principal.com). Note: only certain transactions are available on-line.
.. must be received, in their entirety, by us before the close of the NYSE
  (generally 3:00 p.m. Central Time) to be effective the day of your request;
.. are effective the next business day if not received until after the close of the NYSE; and
.. may be given to the registered representative(s) listed on your account(s) who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds' transfer agent; they may not be granted investment discretion).

NOTE: Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Principal Investors Fund, Inc. through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Principal Investors Fund, Inc. at 1-800-247-4123. You may notify the Principal Investors Fund, Inc. in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

TRANSACTIONS THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

FINANCIAL STATEMENTS
Shareholders will receive an annual financial report for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. They will also receive a semiannual financial report that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial statements for the Fund (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semi-annual report for the Fund, you may telephone 1-800-247-4123.


The information for the Equity Income Fund and the Tax-Exempt Bond Fund has been derived from the financial statements for their predecessor funds, Principal Equity Income Fund, Inc. and the Principal Tax-Exempt Bond Fund, Inc., respectively (the "Predecessor Funds"). The financial statements for the Predecessor Funds (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements for the Predecessor Funds, is included in the most recent annual report for the Predecessor Funds. To receive a copy of the latest annual or semiannual report for the Fund or the Predecessor Funds, you may telephone 1-800-247-4123.


Class A and Class B shares for Funds other than Equity Income and Tax-Exempt Bond began operations on June 28, 2005 and, therefore, no financial highlights exist at this time.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of Principal Investors Fund, Inc., performance numbers shown would differ. Although Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


The following pages contain information on the historical performance of each Fund's Class A shares. Historical performance for periods prior to the date on which a Fund's Class A shares were first offered for sale (as indicated in the tables on the following pages) is based on the performance of another share class. In the case of the Equity Income Fund and the Tax-Exempt Bond Fund, performance is based on the performance of the Class A shares of each Fund's predecessor. In the case of each other Fund, performance is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expenses of the Fund's Class A shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit www.principal.com and click on rates and values.

Performance data for Appendix A, updated through 12/31/2005, will be filed by amendment.





IMPORTANT NOTES TO THE APPENDIX


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged index composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated XXXXXXXX which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http:// www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-247-4123.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                       PRINCIPAL INVESTORS FUND, INC.






 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").


                         The date of this Prospectus is
   ________________________________________________________________________.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................4

 Domestic Stocks - LargeCap Funds

  Disciplined LargeCap Blend Fund .......................................6

  LargeCap Growth Fund..................................................8

  LargeCap S&P 500 Index Fund...........................................10

  LargeCap Value Fund...................................................13

  Partners LargeCap Blend Fund..........................................16

  Partners LargeCap Blend Fund I........................................19

  Partners LargeCap Growth Fund.........................................22

  Partners LargeCap Growth Fund I.......................................25

  Partners LargeCap Growth Fund II......................................28

  Partners LargeCap Value Fund..........................................31

  Partners LargeCap Value Fund I........................................33

  Partners LargeCap Value Fund II .......................................35


 Domestic Stocks - MidCap Funds

  MidCap Blend Fund.....................................................37

  MidCap Growth Fund....................................................40

  MidCap S&P 400 Index Fund.............................................43

  MidCap Value Fund.....................................................46

  Partners MidCap Growth Fund...........................................49

  Partners MidCap Growth Fund I.........................................52

  Partners MidCap Growth Fund II........................................55

  Partners MidCap Value Fund............................................58

  Partners MidCap Value Fund I..........................................61


 Domestic Stocks - SmallCap Funds

  Partners SmallCap Blend Fund..........................................64

  Partners SmallCap Growth Fund I.......................................67

  Partners SmallCap Growth Fund II......................................70

  Partners SmallCap Growth Fund III.....................................73

  Partners SmallCap Value Fund ..........................................75

  Partners SmallCap Value Fund I........................................78

  Partners SmallCap Value Fund II.......................................81

  SmallCap Blend Fund...................................................83

  SmallCap Growth Fund..................................................86

  SmallCap S&P 600 Index Fund...........................................89

  SmallCap Value Fund...................................................92


 Fixed Income Funds
  Bond & Mortgage Securities Fund.......................................95

  Government & High Quality Bond Fund f/k/a Government Securities Fund ..100

  High Quality Intermediate-Term Bond Fund..............................103

  Inflation Protection Fund .............................................112

  Money Market Fund.....................................................115

  Preferred Securities Fund.............................................118

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........109

  Ultra Short Bond Fund f/k/a Capital Preservation Fund.................98


 Balanced/Asset Allocation Funds

  Principal LifeTime Strategic Income Fund..............................121

  Principal LifeTime 2010 Fund..........................................124

  Principal LifeTime 2020 Fund..........................................128

  Principal LifeTime 2030 Fund..........................................132

  Principal LifeTime 2040 Fund..........................................136

  Principal LifeTime 2050 Fund..........................................140


 Real Estate Fund
  Real Estate Securities Fund...........................................144


 International Stock Funds

  Diversified International Fund........................................147

  International Emerging Markets Fund ...................................150

  International Growth Fund .............................................152

  Partners Global Equity Fund...........................................155

  Partners International Fund...........................................157


General Information

 The Costs of Investing................................................. 159

 Certain Investment Strategies and Related Risks........................ 160

 Management, Organization and Capital Structure......................... 166

 Pricing of Fund Shares................................................. 184

 Purchase of Fund Shares................................................ 184

 Redemption of Fund Shares.............................................. 185

 Exchange of Fund Shares................................................ 185

 Frequent Purchases and Redemptions ..................................... 185

 Dividends and Distributions............................................ 186

 Fund Account Information............................................... 187

 Portfolio Holdings Information......................................... 187

 Financial Highlights................................................... 187

Appendix A..............................................................286

Additional Information..................................................307

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds. The Manager has selected a Sub-Advisor for the Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")

.. AllianceBernstein Investment Research and Management ("Bernstein") .. American Century Investment Management, Inc. ("American Century")

.. Ark Asset Management Co., Inc. ("Ark Asset")
.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")
.. BNY Investment Advisors ("BNY")
.. Columbus Circle Investors ("CCI")*
.. Dimensional Fund Advisors Inc. ("Dimensional")
.. Emerald Advisers Inc. ("Emerald")
.. Fidelity Management & Research Company ("FMR")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. J.P. Morgan Investment Management Inc. ("Morgan")

.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") .. Mazama Capital Management, Inc. ("Mazama")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*

.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (New York) Inc. ("UBS Global AM")

.. Vaughan Nelson Investment Management, LP ("Vaughan Nelson")
.. Wellington Management Company, LLP ("Wellington Management")

  * Principal Management Corporation, CCI, Principal, Principal - REI, Princor Financial Services Corporation ("Princor"), Principal Life and Spectrum are members of the Principal Financial Group/(R)/.


The Funds offer five different classes of shares through this prospectus, each of which may be purchased through retirement plans though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Not all of the Funds or all Classes of each Fund are offered in every state. Please check with your financial advisor or our home office for state availability.


EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Advisors Select Class's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

Historical performance for Advisors Signature Class shares for periods prior to the date on which a Fund's Advisors Signature Class shares began operations (as indicated in the tables on the following pages) is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expenses of the Fund's Advisors Signature Class shares. The adjustments result in performance (for the period prior to the effective date of the Advisors Signature Class) that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DOMESTIC STOCKS - LARGECAP FUNDS

DISCIPLINED LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal has been the Fund's Sub-Advisor since December 30, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%; Advisors Preferred Class is XX%;
Select Class is XX%; and Preferred Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.50%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                  XX
 ADVISORS SELECT CLASS.                         XX                                  XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                  XX
 SELECT CLASS..........                         XX                                  XX
 PREFERRED CLASS.......                         XX                                  XX
 S&P 500 Index ........                         XX                                X.XX
 Morningstar Large
 Blend Category Average                         XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND



The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.60%     0.60%      0.60%    0.60%      0.60%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.48%     1.35%      1.17%    0.98%      0.86%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------------
                                                                                1     3     5      10
 ADVISORS SIGNATURE CLASS                                                    $151  $468  $808  $1,768
 ADVISORS SELECT CLASS                                                        137   428   739   1,624
 ADVISORS PREFERRED CLASS                                                     119   372   644   1,420
 SELECT CLASS                                                                 100   312   542   1,201
 PREFERRED CLASS                                                               88   274   477   1,061

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     13.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -23.45%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                PAST 1 YEAR                            PAST 5 YEARS                 LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ......                   XX                                     N/A                          XX/(1)/
 ADVISORS SELECT CLASS...........                   XX                                     N/A                            XX
 ADVISORS PREFERRED CLASS........                   XX                                     N/A                          XX/(//1//)/
 SELECT CLASS....................                   XX                                     N/A                          XX/(2)/
 PREFERRED CLASS.................                   XX                                     N/A                            XX
 Russell 1000 Growth Index ......                   XX                                      XX                          X.XX
 Morningstar Large Growth
 Category Average................                   XX                                      XX                          X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
 ///(//1//)
  /During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Advisors Preferred Class. Had this gain not been recognized, the total return shown in the table for Life of Fund would have been lower.
 ///(//2//)
  /During 2003, the Select Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.55%     0.55%      0.55%    0.55%      0.55%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.43%     1.30%      1.12%    0.93%      0.81%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $146  $452  $782  $1,713
 ADVISORS SELECT CLASS                                                                              132   412   713   1,568
 ADVISORS PREFERRED CLASS                                                                           114   356   617   1,363
 SELECT CLASS                                                                                        95   296   515   1,143
 PREFERRED CLASS                                                                                     83   259   450   1,002

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $712 million and $401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.48%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 S&P 500 Index .................... .                  XX                                    XX                          XXX
 Morningstar Large Blend Category
 Average .......................... .                  XX                                    XX                          XXX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE

 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                               92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                                            74   230   401     894
 SELECT CLASS                                                                                        54   170   296     665
 PREFERRED CLASS                                                                                     42   132   230     518

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.08%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.16%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS * .........
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 Russell 1000 Value Index ...........                  XX                                    XX                         X.XX
 Morningstar Large Value Category
 Average ............................                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.45%     0.45%      0.45%    0.45%      0.45%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.33%     1.20%      1.02%    0.83%      0.71%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $135  $421  $729  $1,601
 ADVISORS SELECT CLASS                                                                              122   381   660   1,455
 ADVISORS PREFERRED CLASS                                                                           104   325   563   1,248
 SELECT CLASS                                                                                        85   265   460   1,025
 PREFERRED CLASS                                                                                     73   227   395     883

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of December 31, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.14%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.62%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 S&P 500 Index .................... .                  XX                                    XX                         X.XX
 Morningstar Large Blend Category
 Average .......................... .                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005, the range was between approximately $712 million and $401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM evaluates investments using quantitative models that evaluate companies' fundamental characteristics to identify those stocks expected to outperform and underperform the index. This proprietary multifactor model has been rigorously tested within the large cap universe in which the Fund invests. GSAM seeks to outperform the index by overweighting those stocks that are attractive according to the multifactor model and underweighting stocks that appear unattractive. GSAM seeks a broad representation in the major sectors of the U.S. economy.


GSAM also uses a proprietary risk model that seeks to create a portfolio that maintains risk, style, capitalization and industry characteristics similar to the S&P 500 Index, as well as similar earnings growth and dividend yield characteristics. GSAM seeks to add value from stock selection rather than sector rotation or market timing strategies.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     13.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.75%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 S&P 500 Index .................... .                  XX                                    XX                         X.XX
 Morningstar Large Blend Category
 Average .......................... .                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.45%     0.45%      0.45%    0.45%      0.45%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.33%     1.20%      1.02%    0.83%      0.71%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $135  $421  $729  $1,601
 ADVISORS SELECT CLASS                                                                              122   381   660   1,455
 ADVISORS PREFERRED CLASS                                                                           104   325   563   1,248
 SELECT CLASS                                                                                        85   265   460   1,025
 PREFERRED CLASS                                                                                     73   227   395     883

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

GMO became the Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -5.52%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                  XX
 ADVISORS SELECT CLASS.                         XX                                  XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                  XX
 SELECT CLASS..........                         XX                                  XX
 PREFERRED CLASS.......                         XX                                  XX
 Russell 1000 Growth
 Index ................                         XX                                X.XX
 S&P 500 Index ........                         XX                                X.XX
 Morningstar Large
 Growth Category
 Average ..............                         XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of December 31, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

T. Rowe Price became the Sub-Advisor to the Fund on August 24, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     12.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                    -18.23%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 Russell 1000 Growth Index ........ .                  XX                                    XX                         X.XX
 Morningstar Large Growth Category
 Average .......................... .                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.



American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.

The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors including, but not limited to, the volume of net cash flows and Fund liquidity.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

American Century has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.47%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.72%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                          XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                          XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                          XX
 SELECT CLASS........................                  XX                                   N/A                          XX
 PREFERRED CLASS.....................                  XX                                   N/A                          XX
 Russell 1000 Growth Index ..........                  XX                                    XX                          XX
 Morningstar Large Growth Category
 Average ............................                  XX                                    XX                          XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
  *Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.

The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors including, but not limited to, the volume of net cash flows and Fund liquidity.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Bernstein has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.62%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .                  XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 Russell 1000 Value Index .........                    XX                                    XX                         X.XX
 Morningstar Large Value Category
 Average ..........................                    XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.80%     0.80%      0.80%    0.80%      0.80%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.68%     1.55%      1.37%    1.18%      1.06%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.20      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $171  $530  $913  $1,987
 ADVISORS SELECT CLASS                                                                             158   490   845   1,845
 ADVISORS PREFERRED CLASS                                                                          139   434   750   1,646
 SELECT CLASS                                                                                      120   375   649   1,432
 PREFERRED CLASS                                                                                   108   337   585   1,294

PARTNERS LARGECAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

UBS Global AM has been the Fund's Sub-Advisor since June 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                        N/A                                 XX
 ADVISORS SELECT CLASS.                        N/A                                 XX
 ADVISORS PREFERRED
 CLASS.................                        N/A                                 XX
 SELECT CLASS..........                        N/A                                 XX
 PREFERRED CLASS.......                        N/A                                 XX
 Russell 1000 Value
 Index ................                         XX                               X.XX
 Morningstar Large
 Value Category Average                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.80%     0.80%      0.80%    0.80%      0.80%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.68%     1.55%      1.37%    1.18%      1.06%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $171  $530  $913  $1,987
 ADVISORS SELECT CLASS                                                                             158   490   845   1,845
 ADVISORS PREFERRED CLASS                                                                          139   434   750   1,646
 SELECT CLASS                                                                                      120   375   649   1,432
 PREFERRED CLASS                                                                                   108   337   585   1,294

PARTNERS LARGECAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $809 million and $404.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Advisor attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their stock price has gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Advisor looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.


The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


When the Sub-Advisor believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the Sub-Advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade securities in an attempt to achieve its investment objective.


In the event of exceptional market or economic conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.



TEMPORARY DEFENSIVE STRATEGIES . To the extent the Fund assumes a defensive position, the Fund may succeed in avoiding losses but it will not be pursuing its objective of capital growth and may fail to achieve its investment objective.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

American Century has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     XX.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     XX.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                             PAST 1 YEAR          PAST 5 YEARS        LIFE OF FUND*
 ADVISORS SIGNATURE
 CLASS.................          N/A                  N/A                  XX
 ADVISORS SELECT CLASS.          N/A                  N/A                  XX
 ADVISORS PREFERRED
 CLASS.................          N/A                  N/A                  XX
 SELECT CLASS..........          N/A                  N/A                  XX
 PREFERRED CLASS.......          N/A                  N/A                  XX
 Russell 1000 Value
 Index** ..............           XX                                       XX
 Morningstar Large
 Value Category
 Average** ............           XX                                       XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the share class was first sold
  (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.85%     0.85%      0.85%    0.85%      0.85%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.73%     1.60%      1.42%    1.23%      1.11%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------
                                                                           1     3     5      10
 ADVISORS SIGNATURE CLASS                                               $176  $545  $939  $2,041
 ADVISORS SELECT CLASS                                                   163   505   871   1,900
 ADVISORS PREFERRED CLASS                                                145   449   776   1,702
 SELECT CLASS                                                            125   390   676   1,489
 PREFERRED CLASS                                                         113   353   612   1,352

DOMESTIC STOCK - MIDCAP FUNDS

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -10.69%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .
                                                       XX                                    N/A                          XX
 ADVISORS SELECT CLASS...............                  XX                                    N/A                          XX
 ADVISORS PREFERRED CLASS............                  XX                                    N/A                          XX
 SELECT CLASS........................                  XX                                    N/A                        XX/(1)/
 PREFERRED CLASS.....................                  XX                                    N/A                          XX
 Russell Midcap Index ............. .                  XX                                   7.34                        X.XX
 Morningstar Mid-Cap Blend Category
 Average .......................... .                  XX                                     XX                        X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
 ///(//1//)
  /During 2003, the Select Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                              143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                                           124   387   670   1,477
 SELECT CLASS                                                                                       105   328   569   1,259
 PREFERRED CLASS                                                                                     93   290   504   1,120

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 296.2%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     35.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -36.54%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 Russell Midcap Growth Index ........                  XX                                    XX                         X.XX
 Morningstar Mid-Cap Growth Category
 Average ............................                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                              143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                                           124   387   670   1,477
 SELECT CLASS                                                                                       105   328   569   1,259
 PREFERRED CLASS                                                                                     93   290   504   1,120

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $259 million and $12.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.



Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    17.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.80%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 S&P MidCap 400 Index ...............                  XX                                    XX                         X.XX
 Morningstar Mid-Cap Blend Category
 Average ............................                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                               92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                                            74   230   401     894
 SELECT CLASS                                                                                        54   170   296     665
 PREFERRED CLASS                                                                                     42   132   230     518

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.85%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.77%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 Russell Midcap Value Index .........                  XX                                    XX                         X.XX
 Morningstar Mid-Cap Value Category
 Average ............................                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005/(1)/

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses which include:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                             143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                                          124   387   670   1,477
 SELECT CLASS                                                                                      105   329   569   1,259
 PREFERRED CLASS                                                                                    93   290   504   1,120

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     24.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -31.51%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 Russell Midcap Growth Index ........                  XX                                    XX                         X.XX
 Morningstar Mid-Cap Growth Category
 Average ............................                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.
The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Effective December 31, 2004, the Fund' Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The inception date of the Fund is December 29, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Signature Class performance is shown

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.60%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                     -3.90%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............
                                                XX                                 XX
 ADVISORS SELECT CLASS.                        N/A                                 XX
 ADVISORS PREFERRED
 CLASS.................                        N/A                                 XX
 SELECT CLASS..........                        N/A                                 XX
 PREFERRED CLASS.......                        N/A                                 XX
 Russell Midcap Growth
 Index ................                         XX                               X.XX
 Morningstar Mid-Cap
 Growth Category
 Average ..............                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                               1     3       5      10
 ADVISORS SIGNATURE CLASS                                   $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                       178   551     949   2,062
 ADVISORS PREFERRED CLASS                                    160   496     855   1,867
 SELECT CLASS                                                140   437     755   1,657
 PREFERRED CLASS                                             128   400     692   1,523

PARTNERS MIDCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2005, this range was between approximately $978 million and $17.9 billion for the Russell Midcap Growth Index and between approximately $259 million and $12.3 billion for the S&P MidCap 400).

FMR may also invest the Fund's assets in companies with smaller or larger market capitalizations. FMR invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. FMR considers the Fund's security, industry, and market capitalization weightings relative to the Index.


FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, FMR may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries and companies in more developed countries.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


ADDITIONAL RISKS
.. INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund's purchase of shares issued in
  IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
.. HEDGING STRATEGIES. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.
.. HIGH YIELD SECURITIES. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").
.. MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

FMR has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR          LIFE OF FUND*
 ADVISORS SIGNATURE CLASS...........            N/A                    XX
 ADVISORS SELECT CLASS.............             N/A                    XX
 ADVISORS PREFERRED CLASS...........            N/A                    XX
 SELECT CLASS.......................            N/A                    XX
 PREFERRED CLASS....................            N/A                    XX
 Russell Midcap Growth Index ......              XX                  X.XX
 Morningstar Mid-Cap Growth Category
 Average ..........................              XX                  X.XX
  Index performance does not reflect deductions for fees,
  expenses or taxes.

 *Lifetime results are measured from the date the share class was first sold
  (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11





 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------
                                                                           1     3       5      10
 ADVISORS SIGNATURE CLASS                                               $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                   178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                160   496     855   1,867
 SELECT CLASS                                                            140   437     755   1,657
 PREFERRED CLASS                                                         128   400     692   1,523

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.54%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .                  XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 Russell Midcap Value Index .......                    XX                                    XX                         X.XX
 Morningstar Mid-Cap Value Category
 Average ..........................                    XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

PARTNERS MIDCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2005, the range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

MEDIUM CAPITALIZATIONS . Companies with smaller capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

GSAM has been the Fund's Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The inception date of the Fund is December 29, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Signature Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     12.56%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                      0.87%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                 XX
 ADVISORS SELECT CLASS.                        N/A                                 XX
 ADVISORS PREFERRED
 CLASS.................                        N/A                                 XX
 SELECT CLASS..........                        N/A                                 XX
 PREFERRED CLASS.......                        N/A                                 XX
 Russell Midcap Value
 Index ................                         XX                               X.XX
 Morningstar Mid-Cap
 Value Category Average                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

DOMESTIC STOCKS - SMALLCAP FUNDS

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of December 31, 2005, this range was between approximately $40 million and $6.0 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Effective December 31, 2004, the Fund' Sub-Advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     21.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.80%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                  XX
 ADVISORS SELECT CLASS.                         XX                                  XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                  XX
 SELECT CLASS..........                         XX                                  XX
 PREFERRED CLASS.......                         XX                                  XX
 S&P SmallCap 600 Index                         XX                                X.XX
 Morningstar Small
 Blend Category Average                         XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88      1.75       1.57     1.38       1.26
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


Year-to-date return as of December 31, 2005 for the: Advisors Signature Class
is XX; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -26.61%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                          XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                          XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                          XX
 SELECT CLASS........................                  XX                                   N/A                          XX
 PREFERRED CLASS.....................                  XX                                   N/A                          XX
 Russell 2000 Growth Index ..........                  XX                                                                XX
 Morningstar Small Growth Category
 Average ............................                  XX                                                                XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the share class were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE

 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                             188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                                          170   526     907   1,976
 SELECT CLASS                                                                                      151   468     808   1,768
 PREFERRED CLASS                                                                                   138   431     745   1,635

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, efficient use of shareholder equity and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.65%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -31.33%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                      PAST 1 YEAR                             PAST 5 YEARS                PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS* ...............
                                           XX                                      N/A                         N/A
 ADVISORS SELECT CLASS.                    XX                                      N/A                         N/A
 ADVISORS PREFERRED
 CLASS.................                    XX                                      N/A                         N/A
 SELECT CLASS..........                    XX                                      N/A                         N/A
 PREFERRED CLASS.......                    XX                                      N/A                         N/A
 Russell 2000 Growth
 Index ................                    XX
 Morningstar Small
 Growth Category
 Average ..............                    XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the share class was first sold (December 6, 2000).
                           LIFE OF FUND**
 ADVISORS SIGNATURE             XX
 CLASS* ...............

 ADVISORS SELECT CLASS.         XX
 ADVISORS PREFERRED             XX
 CLASS.................
 SELECT CLASS..........         XX
 PREFERRED CLASS.......         XX
 Russell 2000 Growth            XX
 Index ................
 Morningstar Small              XX
 Growth Category
 Average ..............
  Index performance does not ref  ct deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the share class was first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

PARTNERS SMALLCAP GROWTH FUND III
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of December 31, 2005, the range was between approximately $2 million and $9.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Mazama has been the Fund's Sub-Advisor since June 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............
                                               N/A                                 XX
 ADVISORS SELECT CLASS.                        N/A                                 XX
 ADVISORS PREFERRED
 CLASS.................                        N/A                                 XX
 SELECT CLASS..........                        N/A                                 XX
 PREFERRED CLASS.......                        N/A                                 XX
 Russell 2500 Growth
 Index ................                         XX                               X.XX
 Morningstar Small
 Growth Category
 Average ..............                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE

 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                             188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                                          170   526     907   1,976
 SELECT CLASS                                                                                      151   468     808   1,768
 PREFERRED CLASS                                                                                   138   431     745   1,635

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Ark Asset has been Sub-Advisor to the Fund since March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


Year-to-date return as of December 31, 2005 for the: Advisors Signature Class
is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.20%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.03%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS*................                         XX                                XX
 ADVISORS SELECT CLASS.                         XX                                XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                XX
 SELECT CLASS..........                         XX                                XX
 PREFERRED CLASS.......                         XX                                XX
 Russell 2000 Value
 Index.................                         XX                                XX
 Morningstar Small
 Value Category Average                         XX                                XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected Mellon Equity and Morgan as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include various valuation and momentum measures. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the portion of the Fund sub-advised by Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.


Morgan may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company by company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.


Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisors, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.

MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operational history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities that may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Companies doing business in emerging markets may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, neither Sub-Advisor can guarantee continued access to IPO offerings and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

Morgan has been the Fund's Sub-Advisor since December 30, 2002. Mellon Equity was added as an additional Sub-Advisor on August 8, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.10%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.57%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                 XX
 ADVISORS SELECT CLASS.                         XX                                 XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                 XX
 SELECT CLASS..........                         XX                                 XX
 PREFERRED CLASS.......                         XX                                 XX
 Russell 2000 Value
 Index ................                         XX                               X.XX
 Morningstar Small
 Value Category Average                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses which includes:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

PARTNERS SMALLCAP VALUE FUND II
The Fund seeks long-term growth of capital. The Manager has selected Dimensional and Vaughan Nelson as Sub-Advisors to the Fund.

MAIN STRATEGIES

As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 10% of the domestic market universe of operating companies at the time of purchase to be small companies. Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting. The Statement of Additional Information has more information Dimensional's use of market capitalization weighted approach for the Fund.


Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
^""companies earning a positive economic margin with stable-to-improving returns;
^""companies valued at a discount to their asset value; and ^""companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
^""value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
^""Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
^""uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, Fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Dimensional has been the Fund's Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor of October 3, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.17%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.08%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS*................
                                               N/A                                XX
 ADVISORS SELECT CLASS.                        N/A                                XX
 ADVISORS PREFERRED
 CLASS.................                        N/A                                XX
 SELECT CLASS..........                        N/A                                XX
 PREFERRED CLASS.......                        N/A                                XX
 Russell 2000 Value
 Index ................                         XX                                XX
 Morningstar Small
 Value Category Average                         XX                                XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the share class was first sold (June 1,
  2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class if XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.73%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.16%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                          XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                          XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                          XX
 SELECT CLASS........................                  XX                                   N/A                          XX
 PREFERRED CLASS.....................                  XX                                   N/A                          XX
 Russell 2000 Index .................                  XX                                                                XX
 Morningstar Small Blend Category
 Average ............................                  XX                                                                XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the share class was first sold (December 6,2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 203.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     33.46%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -33.27%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                          XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                          XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                          XX
 SELECT CLASS........................                  XX                                   N/A                          XX
 PREFERRED CLASS.....................                  XX                                   N/A                          XX
 Russell 2000 Growth Index ..........                  XX                                                                XX
 Morningstar Small Growth Category
 Average ............................                  XX                                                                XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the share class was first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $40 million and $6.0 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


Year-to-date return as of December 31, 2005 for the: Advisors Select Class is
XX%; Advisors Preferred Class is XX%;
Advisors Signature Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     20.39%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.81%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .                  XX                                   N/A                          XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                          XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                          XX
 SELECT CLASS........................                  XX                                   N/A                          XX
 PREFERRED CLASS.....................                  XX                                   N/A                          XX
 S&P SmallCap 600 Index ...........                    XX                                                                XX
 Morningstar Small Blend Category
 Average ..........................                    XX                                                                XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the share class was first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                              92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                                           74   230   401     894
 SELECT CLASS                                                                                       54   170   296     665
 PREFERRED CLASS                                                                                    42   132   230     518

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.04%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.36%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                          XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                          XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                          XX
 SELECT CLASS........................                  XX                                   N/A                          XX
 PREFERRED CLASS.....................                  XX                                   N/A                          XX
 Russell 2000 Value Index ...........                  XX                                                                XX
 Morningstar Small Value Category
 Average ............................                  XX                                                                XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6,
  2000. For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature
  Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the share class were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236

FIXED INCOME FUNDS

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or

.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):



54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A




MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.03%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.50%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                    PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ............
                                                         XX                                  N/A                          XX
 ADVISORS SELECT CLASS.................                  XX                                   XX                          XX
 ADVISORS PREFERRED CLASS..............                  XX                                  N/A                          XX
 SELECT CLASS..........................                  XX                                  N/A                          XX
 PREFERRED CLASS ......................
                                                         XX                                  N/A                          XX
 Lehman Brothers Aggregate Bond Index .                  XX                                   XX                        X.XX
 Morningstar Intermediate-Term Bond
 Category Average......................                  XX                                   XX                        X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.55%     0.55%      0.55%    0.55%      0.55%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.57      0.49       0.35     0.31       0.29
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.47%     1.34%      1.15%    0.96%      0.84%
 * Other Expenses which include:
  Service Fee ............    0.25%     0.25%      0.17%    0.15%      0.15%
  Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11
  Reverse Repurchase
  Agreement Interest
  Expense.................    0.04      0.04       0.03     0.03       0.03

  (expenses that are deducted from Fund assets) as of October 31, 2005

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $150  $465  $803  $1,757
 ADVISORS SELECT CLASS                                                                              136   425   734   1,613
 ADVISORS PREFERRED CLASS                                                                           117   365   633   1,398
 SELECT CLASS                                                                                        98   306   531   1,178
 PREFERRED CLASS                                                                                     86   268   466   1,037

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.01%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.74%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                    PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ............                  XX                                  N/A                          XX
 ADVISORS SELECT CLASS.................                  XX                                  N/A                          XX
 ADVISORS PREFERRED CLASS..............                  XX                                  N/A                          XX
 SELECT CLASS..........................                 XXX                                  N/A                          XX
 PREFERRED CLASS.......................                  XX                                  N/A                          XX
 Lehman Brothers Government/Mortgage
 Index ................................                  XX                                   XX                        X.XX
 Morningstar Intermediate Government
 Category Average......................                  XX                                   XX                        X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                              117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                                            99   309   536   1,190
 SELECT CLASS                                                                                        80   249   433     966
 PREFERRED CLASS                                                                                     67   211   368     822

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.0%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      4.52%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.33%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                    PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ ...                  XX                                  N/A                          XX
 ADVISORS SELECT CLASS.................                  XX                                  N/A                          XX
 ADVISORS PREFERRED CLASS..............                  XX                                  N/A                          XX
 SELECT CLASS..........................                  XX                                  N/A                          XX
 PREFERRED CLASS.......................                  XX                                   XX                          XX
 Lehman Brothers Aggregate Bond Index .                  XX                                   XX                        X.XX
 Morningstar Intermediate-Term Bond
 Category Average......................                  XX                                   XX                        X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.56      0.49       0.36     0.31       0.30
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.31%     1.19%      1.01%    0.81%      0.70%
 * Other Expenses which include:
  Service Fee ............    0.25%     0.25%      0.17%    0.15%      0.15%
  Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11
  Reverse Repurchase
  Agreement Interest
  Expense.................    0.03      0.04       0.04     0.03       0.04

  (expenses that are deducted from Fund assets) as of October 31, 2005

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $133  $415  $718  $1,579
 ADVISORS SELECT CLASS                                                                              121   378   654   1,443
 ADVISORS PREFERRED CLASS                                                                           103   322   558   1,236
 SELECT CLASS                                                                                        83   259   450   1,002
 PREFERRED CLASS                                                                                     72   224   390     871

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                         PAST 1 YEAR                     LIFE OF FUND*
 ADVISORS SIGNATURE
 CLASS.................                       N/A                      XX
 ADVISORS SELECT CLASS.                     _____                      XX
 ADVISORS PREFERRED
 CLASS.................                       N/A                      XX
 SELECT CLASS..........                       N/A                      XX
 PREFERRED CLASS.......                       N/A                      XX
 IV-49/(1)/............                                                X.XX
 Lehman Brothers Global
 Real: U.S. TIPS Index                                                 X.XX
 MV-27.................                                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.

 *Lifetime results are measured from the date the share class was first sold
  (December 29, 2004).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance.
  The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE

 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                             117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                                           99   309   536   1,190
 SELECT CLASS                                                                                       80   249   433     966
 PREFERRED CLASS                                                                                    67   211   368     822

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                      PAST 1 YEAR                        PAST 5 YEARS               LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .....
                                                          N/A                                N/A                          XX
 ADVISORS SELECT CLASS...................                  XX                                N/A                          XX
 ADVISORS PREFERRED CLASS................                  XX                                N/A                          XX
 SELECT CLASS............................                  XX                                N/A                          XX
 PREFERRED CLASS.........................                  XX                                N/A                          XX
 Lehman Brothers U.S. Treasury
 Bellwethers 3 Month Index ..............                  XX                                 XX                        X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
  Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses** ........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 ** Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLE

 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                              117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                                            99   309   536   1,190
 SELECT CLASS                                                                                        80   249   433     966
 PREFERRED CLASS                                                                                     67   211   368     822

PREFERRED SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

The inception date of the Fund is May 1, 2002. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Signature Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.32%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -5.47%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                 XX
 ADVISORS SELECT CLASS.                        N/A                                 XX
 ADVISORS PREFERRED
 CLASS.................                        N/A                                 XX
 SELECT CLASS..........                        N/A                                 XX
 PREFERRED CLASS.......                        N/A                                 XX
 Lehman Brothers
 Aggregate Bond Index .                         XX                               X.XX
 Morningstar
 Intermediate-Term Bond
 Category Average......                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                             153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                          134   418   723   1,590
 SELECT CLASS                                                                                      115   359   622   1,375
 PREFERRED CLASS                                                                                   103   322   558   1,236

SHORT-TERM BOND ACCOUNT
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                      3.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.77%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ .                  XX                                   N/A                          XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                          XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                          XX
 SELECT CLASS........................                  XX                                   N/A                          XX
 PREFERRED CLASS.....................                  XX                                   N/A                          XX
 Lehman Brothers Mutual Fund 1-5
 Gov't/Credit Index...............                     XX                                                                XX
 Morningstar Short-Term Bond Category
 Average ..........................                    XX                                                                XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the share class were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                              117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                                            99   309   536   1,190
 SELECT CLASS                                                                                        80   249   433     966
 PREFERRED CLASS                                                                                     67   211   368     822

ULTRA SHORT BOND FUND F/K/A CAPITAL PRESERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since June 15, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
On July 29, 2004, the Fund converted to a money
market fund.
On May 27, 2005, the Fund converted to an ultra short
term bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '02                                      0.87%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                      0.21%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                      LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............
                                               N/A                               XX
 ADVISORS SELECT CLASS.                         XX                               XX
 ADVISORS PREFERRED
 CLASS.................                         XX                               XX
 SELECT CLASS..........                         XX                               XX
 PREFERRED CLASS ......
                                                XX                               XX
 6-Month LIBOR Index ..                         XX                               XX
 Morningstar Ultrashort
 Bond Category Average                          XX                               XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 15, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 **Lifetime results are measured from the date the share class were first sold (June 15,
  2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses* .........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                              117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                                            99   309   536   1,190
 SELECT CLASS                                                                                        80   249   433     966
 PREFERRED CLASS                                                                                     67   211   368     822

BALANCED/ASSET ALLOCATION FUNDS

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      6.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.54%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                 XX
 ADVISORS SELECT CLASS.                         XX                                 XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                 XX
 SELECT CLASS..........                         XX                                 XX
 PREFERRED CLASS.......                         XX                                 XX
 S&P 500 Index ........                         XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                         XX                               X.XX
 Morningstar
 Conservative
 Allocation Category
 Average ..............                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                    $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                         89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                      71   221   386     862
 SELECT CLASS                                                                                  51   161   281     631
 PREFERRED CLASS                                                                               39   123   215     484

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").

U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.50%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.56%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                 XX
 ADVISORS SELECT CLASS.                         XX                                 XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                 XX
 SELECT CLASS..........                         XX                                 XX
 PREFERRED CLASS.......                         XX                                 XX
 S&P 500 Index ........                         XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                         XX                               X.XX
 Morningstar
 Conservative
 Allocation Category
 Average ..............                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                    $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                         89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                      71   221   386     862
 SELECT CLASS                                                                                  51   161   281     631
 PREFERRED CLASS                                                                               39   123   215     484

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

 Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.78%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                 XX
 ADVISORS SELECT CLASS.                         XX                                 XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                 XX
 SELECT CLASS..........                         XX                                 XX
 PREFERRED CLASS.......                         XX                                 XX
 S&P 500 Index ........                         XX                                XXX
 Lehman Brothers
 Aggregate Bond Index .                         XX                                XXX
 Morningstar Moderate
 Allocation Category
 Average ..............                         XX                                XXX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                    $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                         89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                      71   221   386     862
 SELECT CLASS                                                                                  51   161   281     631
 PREFERRED CLASS                                                                               39   123   215     484

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     11.35%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -10.11%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS*................                         XX                                 XX
 ADVISORS SELECT CLASS
                                                XX                                 XX
 ADVISORS PREFERRED
 CLASS ................
                                                XX                                 XX
 SELECT CLASS .........
                                                XX                               XX/(1)/
 PREFERRED CLASS ......
                                                XX                                 XX
 S&P 500 Index ........                         XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                         XX                               X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 ///(//1//)
  /During 2003, the Select Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown in the table for Life of Fund is greater than it would have been without the redemption.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                    $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                         89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                      71   221   386     862
 SELECT CLASS                                                                                  51   161   281     631
 PREFERRED CLASS                                                                               39   123   215     484

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

 Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds


      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.38%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.12%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............                         XX                                 XX
 ADVISORS SELECT CLASS.                         XX                                 XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                 XX
 SELECT CLASS..........                         XX                                 XX
 PREFERRED CLASS.......                         XX                                 XX
 S&P 500 Index ........                         XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                         XX                               X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                    $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                         89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                      71   221   386     862
 SELECT CLASS                                                                                  51   161   281     631
 PREFERRED CLASS                                                                               39   123   215     484

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     13.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.90%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............
                                                XX                                 XX
 ADVISORS SELECT CLASS.                         XX                                 XX
 ADVISORS PREFERRED
 CLASS.................                         XX                                 XX
 SELECT CLASS..........                         XX                                 XX
 PREFERRED CLASS.......                         XX                                 XX
 S&P 500 Index ........                         XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                         XX                               X.XX
 Morningstar Large
 Blend Category Average                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on March 1, 2001. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                       ADVISORS           ADVISORS            ADVISORS
                                      SIGNATURE            SELECT            PREFERRED            SELECT            PREFERRED
                                        CLASS               CLASS              CLASS              CLASS               CLASS
 Management Fees*...............       0.1225%             0.1225%            0.1225%            0.1225%             0.1225%
 12b-1 Fees.....................       0.3500              0.3000             0.2500             0.1000                 N/A
 Other Expenses**...............       0.5300              0.4500             0.3200             0.2800              0.2600
                                       ------              ------             ------             ------              ------
     TOTAL ANNUAL FUND OPERATING
                        EXPENSES       1.0025%             0.8725%            0.6925%            0.5025%             0.3825%
 *
  The Fund as a shareholder in the underlying funds indirectly bears it pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.
 ** Other Expenses:
   Service Fee .................         0.25%               0.25%              0.17%              0.15%               0.15%
   Administrative Service Fee ..         0.28                0.20               0.15               0.13                0.11

 EXAMPLES

 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                    $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                                                         89   278   484   1,075
 ADVISORS PREFERRED CLASS                                                                      71   221   386     862
 SELECT CLASS                                                                                  51   161   281     631
 PREFERRED CLASS                                                                               39   123   215     484

REAL ESTATE FUND

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     17.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -7.48%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                    PAST 1 YEAR                         PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ........ ...                  XX                                  N/A                         XX
 ADVISORS SELECT CLASS.................                  XX                                  N/A                         XX
 ADVISORS PREFERRED CLASS..............                  XX                                  N/A                         XX
 SELECT CLASS..........................                  XX                                  N/A                         XX
 PREFERRED CLASS.......................                  XX                                  N/A                         XX
 MSCI US REIT Index ...............                      XX                                                              XX
 Morningstar Specialty - Real Estate
 Category Average.................                       XX                                                              XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the share class was first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.85%     0.85%      0.85%    0.85%      0.85%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.73%     1.60%      1.42%    1.23%      1.11%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $176  $545  $939  $2,041
 ADVISORS SELECT CLASS                                                                             163   505   871   1,900
 ADVISORS PREFERRED CLASS                                                                          145   449   776   1,702
 SELECT CLASS                                                                                      125   390   676   1,489
 PREFERRED CLASS                                                                                   113   353   612   1,352

INTERNATIONAL STOCK FUNDS

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.87%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                    XX                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 Citigroup BMI Global ex-US Index/
 //(1)/ .............................                  XX                                    XX                         X.XX
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND ...................                  XX                                    XX                         X.XX
 Morningstar Foreign Large Blend
 Category Average....................                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.90%     0.90%      0.90%    0.90%      0.90%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.78%     1.65%      1.47%    1.28%      1.16%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                          $181  $560  $964  $2,095
 ADVISORS SELECT CLASS                                                                              168   520   897   1,955
 ADVISORS PREFERRED CLASS                                                                           150   465   803   1,757
 SELECT CLASS                                                                                       130   406   702   1,545
 PREFERRED CLASS                                                                                    118   368   638   1,409

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     26.64%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -23.87%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR                       PAST 5 YEARS               LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ......... ......
                                                            XX                                N/A                 XX
 ADVISORS SELECT CLASS.....................                 XX                                N/A                 XX
 ADVISORS PREFERRED CLASS..................                 XX                                N/A                 XX
 SELECT CLASS..............................                 XX                                N/A                 XX
 PREFERRED CLASS...........................                 XX                                N/A                 XX
 MSCI Emerging Markets Free Index -
 NDTR/(1)/ ......................... ......                 XX                                                    X.XX
 MSCI Emerging Markets Free Index - ID ....                 XX                                                    X.XX
 Morningstar Diversified Emerging Markets
 Category Average..........................                 XX                                                    X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.

 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Advisors Preferred Class shares.
 ** Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (December 6, 2000).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.35%     1.35%      1.35%    1.35%      1.35%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    2.23%     2.10%      1.92%    1.73%      1.61%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLES

 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $226  $697  $1,195  $2,565
 ADVISORS SELECT CLASS                                                                             213   658   1,129   2,431
 ADVISORS PREFERRED CLASS                                                                          195   603   1,037   2,243
 SELECT CLASS                                                                                      176   545     939   2,041
 PREFERRED CLASS                                                                                   164   508     876   1,911

INTERNATIONAL GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 163.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     18.14%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.59%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                   PAST 1 YEAR                          PAST 5 YEARS                LIFE OF FUND**
 ADVISORS SIGNATURE CLASS* ..........
                                                       XX                                   N/A                           XX
 ADVISORS SELECT CLASS...............                  XX                                   N/A                           XX
 ADVISORS PREFERRED CLASS............                  XX                                   N/A                           XX
 SELECT CLASS........................                  XX                                   N/A                           XX
 PREFERRED CLASS.....................                  XX                                   N/A                           XX
 CITI SSB World Ex-US BMI Growth
 Index/(1)/ .........................                  XX                                    XX                         X.XX
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND ...................                  XX                                    XX                         X.XX
 Morningstar Foreign Large Growth
 Category Average....................                  XX                                    XX                         X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
 *
  The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on December 6, 2000.
  For periods prior to the date on which the Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 ** Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ASSETS FUND
        OPERATING EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11

 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                             178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                          160   496     855   1,867
 SELECT CLASS                                                                                      140   437     755   1,657
 PREFERRED CLASS                                                                                   128   400     692   1,523

PARTNERS GLOBAL EQUITY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation; or .. portfolio construction issues in terms of stock, sector or country weightings.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Morgan has been the Fund's Sub-Advisor since March 1, 2005.

As shares of the Fund were first offered for sale on March 1, 2005, limited historical performance information is available. The year-to-date return as of December 31, 2005 for the: Advisors Signature Class is 5.10%; Advisors Select Class is 5.30%; Advisors Preferred Class is 5.30%; Select Class is 5.40%; and.Preferred Class is 5.50%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                       PAST 1 YEAR               LIFE OF FUND*
 ADVISORS SIGNATURE CLASS .
                                           N/A                        N/A
 ADVISORS SELECT CLASS ....
                                           N/A                        N/A
 ADVISORS PREFERRED CLASS .
                                           N/A                        N/A
 SELECT CLASS .............
                                           N/A                        N/A
 PREFERRED CLASS ..........
                                           N/A                        N/A
 MSCI World Index - ND ....                 XX                       X.XX
 Morningstar World Stock
 Category Average..........                                          X.XX
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The classes began operations March 1, 2005.
 **Lifetime results are measured from the date the Advisors Preferred Class shares were first sold (March 1, 2005).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.95%     0.95%      0.95%    0.95%      0.95%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.83%     1.70%      1.52%    1.33%      1.21%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                         $186  $576  $990  $2,148
 ADVISORS SELECT CLASS                                                                             173   536   923   2,009
 ADVISORS PREFERRED CLASS                                                                          155   480   829   1,813
 SELECT CLASS                                                                                      135   421   729   1,601
 PREFERRED CLASS                                                                                   123   384   665   1,466

PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in non-U.S. securities. FMR normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries and companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

FMR has been the Fund's Sub-Advisor since December 29, 2003.

The inception date of the Fund is December 29, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were first offered for sale on June 1, 2004. The Advisors Signature Class was first offered for sale on November 1, 2004. The bar chart below shows how the Fund's total return has varied year-by-year, while the table below shows performance of Class A and Class B shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results. The Advisors Signature Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for the: Advisors Signature
Class is XX%; Advisors Select Class is XX%;
Advisors Preferred Class is XX%; Select Class is XX%; and Preferred Class is
XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     14.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                     -0.50%
 The bar chart above shows year-by-year total returns for the Advisors
 Signature Class shares. For periods prior to the first full calendar year of operations of the Fund's Advisors Signature Class shares, the annual returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect fees and expenses of the Advisors Signature Class shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                       LIFE OF FUND**
 ADVISORS SIGNATURE
 CLASS* ...............
                                                XX                                 XX
 ADVISORS SELECT CLASS.                        N/A                                 XX
 ADVISORS PREFERRED
 CLASS.................                        N/A                                 XX
 SELECT CLASS..........                        N/A                                 XX
 PREFERRED CLASS.......                        N/A                                 XX
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........                         XX                               X.XX
 Morningstar Foreign
 Large Blend Category
 Average ..............                         XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The Advisors Signature Class shares were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the
  Advisors Signature Class began operations, its returns are based on the performance of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of the
  Advisors Signature Class. The adjustments result in performance (for the periods prior to the date the Advisors Signature began operatons) that is no higher than the historical performance of the Institutional Class shares.
 **Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLE
 This Example is intended to help you compare the cost of invseting in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                         $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                             188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                                          170   526     907   1,976
 SELECT CLASS                                                                                      151   468     808   1,768
 PREFERRED CLASS                                                                                   138   431     745   1,635

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.

.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Select, Advisors Signature, Advisors Preferred and Select classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.

.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES


MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.


Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;

.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to rack a particular market index. The Funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments.

Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.

PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which each invests. No turnover rate is calculated for the Partners Global Equity, Partners LargeCap Value I, Partners SmallCap Growth III, and Partners SmallCap Value II as they have been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $XXX billion in assets as of December 31, 2005. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $XXX billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.





MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $XXX billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams
           Partners LargeCap Value II   Brendan Healy
                                        Mark Mallon
                                        Charles A. Ritter





BRENDAN HEALY, CFA . Mr. Healy, Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



MARK MALLON, CFA . Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.



CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of November 30, 2005, Ark Asset managed $16.7 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at The IBM Retirement Funds. He earned a BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is 2200

         Ross Avenue, 31st Floor, Dallas, Texas 75201. At October 31, 2005, BHMS had approximately $53 billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 James P. Barrow
                                        Mark Giambrone





JAMES P. BARROW . During Mr. Barrow's 43-year investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 re joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.



MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.

SUB-ADVISOR:  BNY Investment Advisors ("BNY") is located at 1633 Broadway,
              New York, New York, _____________________________________
              As of December 31, 2005, BNY had approximately $_____ in assets under management.

                                                DAY-TO-DAY
        FUND                                    FUND MANAGEMENT
        ----                                    ---------------
        Partners LargeCap Growth Fund II        Kurt Zyla

        Partners LargeCap Value Fund            Kurt Zyla


KURT ZYLA. Mr. Zyla is a Portfolio Manager and Managing Director of BNY. He joined BNY in 1989. Prior to his current position, he was employed by BNY in a number of capacities. ______________________________________________________


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $XX billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox





CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2005, Dimensional and its subsidiaries managed approximately $XX billion in assets.

Investment strategy decisions for the portion of the Partners SmallCap Value Fund II sub-advised by Dimensional are made by the Investment Committee of Dimensional, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is primarily composed of officers and directors of Dimensional who are elected annually. Dimensional provides the Fund with a trading department and selects brokers and dealers to effect securities transactions.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a wholly-owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $XX billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.



KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.



JOSEPH W. GARNER . Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR managed approximately $XXX billion in discretionary assets. As of December 31, 2005, FMRC managed approximately $XXX trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez
           Partners MidCap Growth II    Bahaa W. Fam





BAHAA W. FAM . Mr. Fam is a vice president and a portfolio manager for Fidelity Management & Research Company. Mr. Fam joined Fidelity in 1994 and served as the firm's director of quantitative research from 1998-2004. Mr. Fam received a BS in electrical engineering/computer science from John Hopkins University and an MS with a concentration in optimization theory and economic systems, also from Johns Hopkins.



CESAR E. HERNANDEZ, CFA . Mr. Hernandez is a Senior Vice President and Portfolio Manager at Fidelity Investments. He developed the Select International discipline at Fidelity and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline's inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He is a CFA charterholder and a member of the Boston Security Analysts Society.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $XXX billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Sean Gallagher
                                        Lisa Parisi
                                        Edward Perkin
                                        Eileen Rominger

DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Pope Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



SEAN GALLAGHER . Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



LISA PARISI . Ms. Parisi is a Managing Director and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

EDWARD PERKIN. . Mr. Perkin is a Vice President and Portfolio Manager at GSAM. Mr. Perkin joined GSAM as a research analyst in June 2002. He became a portfolio manager in June 2004. From August 2000 to May 2002, Mr. Perkin earned his MBA at Columbia Business School, during which time he served as a research intern for Fidelity Investments and Gabelli Asset Management. From September 1997 to May 2000, Mr. Perkin was a senior research analyst for a subsidiary of Fiserv, where he oversaw all matters related to compliance and historical market data.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2005, GMO managed $XXX billion in client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy




Day-to-day management of the Fund is the responsibility of the Quantitative Division comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division's team members work collaboratively to manage the fund's portfolio.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



ROBERT SOUCY . Mr. Soucy is the senior member of the team who allocates the portfolio among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolio, and monitors cash flows.


Mr. Soucy has served as the senior member of the Fund's portfolio management team since 2004. At GMO, Mr. Soucy is responsible for the portfolio management of all U.S. quantitative equities portfolios. He has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.


The SAI contains other information about how GMO determines the compensation of the team's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the team's senior member.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2005, Morgan had total combined assets under management of approximately $XXX billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Global Equity       Matthew Beesley
                                        Edward Walker
                                        Howard Williams
           Partners SmallCap Value I    Christopher T. Blum
                                        Dennis S. Ruhl





MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in the Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



CHRISTOPHER T. BLUM, CFA . Managing Director of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.



EDWARD WALKER, CFA . Mr. Walker is a portfolio manager in the Global Portfolios Group, based on London. He is manager of the JP Morgan Fleming Overseas Investment Trust, open-ended global retail funds and co-manages the JPMorgan Total Return Fund. Previously Mr. Walker held a range of analyst positions, most recently as the global sector specialist responsible for technology. He joined the Global Portfolios group in 1997 as a graduate trainee and holds an MA in Economics from Cambridge University. He has earned the right to use the Chartered Financial Analyst designation.



HOWARD WILLIAMS . Mr. Williams is a managing director and head of the Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.

SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2005, LA Capital had assets under management of approximately $XX billion.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value I      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens





DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Assoicates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analsyst designation.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $XXX billion as of December 31, 2005.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Ronald A. Sauer




STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2005, Mellon Equity managed approximately $XXX billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Peter D. Goslin
           Partners SmallCap Value I    Ronald P. Gala
                                        Peter D. Goslin

RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.



PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.



ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $XXX billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick





S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Mustafa Sagun
                                                Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steve Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Dirk Laschanzky
                                                Jeff Schwarte
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
           f/k/a                                Craig Dawson
           Capital Preservation

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002.

Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



STEVEN LARSON, CFA. . Mr. Larson is an associate portfolio manager and equity analyst for Principal. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. Prior to that, he was Manager of the Investment Analytics Group at First American Asset Management. He received an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He is a member of the Association for Investment Management and Research (AIMR) and has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989.

Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $XXX billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $XXX billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
           Partners LargeCap Growth I   Robert W. Sharps





ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.


The Partners LargeCap Blend Fund Fund has an Investment Advisory Committee with the following members: William J. Stromberg, Director of Equity Research and Chairman; Kennard W. Allen; Jeffrey W. Arricale; Laurie M. Bertner; David R. Giroux; Ann M. Holcomb; Michael W. Holton; Charles G. Pepin; Joshua K. Spencer; and Richard T. Whitney, Director of Systematic Research. Mr. Stromberg has day-to-day responsibility for managing the portfolio and works with the Committee and a group of T. Rowe Price equity research analysts in developing and executing the Fund's investment program. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $XXX billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at One North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $XXX billion in assets and the Group managed approximately $XXX billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Thomas M. Cole
                                        Thomas J. Digenan
                                        Scott C. Hazen
                                        John C. Leonard
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik

THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



SCOTT C. HAZEN, CFA . Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm's global investment team responsible for providing client service and relationship management to the firm's clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, As of December 31, 2005, Vaughan Nelson had approximately $XXX billion in assets under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value II   Mark J. Roach
                                        Chris D. Wallis
                                        Scott J. Weber





MARK J. ROACH . Mr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson, he was a security analyst for USAA Investment Management Company from 2001 to 2003, and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A. from the University of Chicago. He has over 13 years of investment management and research experience.



CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.



SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over eight years of investment management and financial analysis experience.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $XXX billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier





MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.

JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


DUTIES OF THE MANAGER AND SUB-ADVISOR
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:



SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.

ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities                0.55%     Partners MidCap Growth I     1.00%
       Disciplined LargeCap
       Blend                     0.60%     Partners MidCap Value        1.00%
       Diversified
       International             0.90%     Partners MidCap Value I      1.00%
       Government & High
       Quality Bond
       f/k/a Government
       Securities                0.40%     Partners SmallCap Blend      1.00%
       High Quality                        Partners SmallCap Growth
       Intermediate-Term Bond    0.40%     I                            1.10%
       International Emerging              Partners SmallCap Growth
       Markets                   1.35%     II                           1.00%
                                           Partners SmallCap Growth
       International Growth      1.00%     III                          1.10%
       LargeCap Growth           0.55%     Partners SmallCap Value      1.00%
                                           Partners SmallCap Value
       LargeCap S&P 500 Index    0.15%     I                            1.00%
                                           Partners SmallCap Value
       LargeCap Value            0.45%     II                           1.00%
       MidCap Blend              0.65%     Preferred Securities         0.75%
       MidCap Growth             0.65%     Principal LifeTime 2010    0.1225%
       MidCap S&P 400 Index      0.15%     Principal LifeTime 2020    0.1225%
       MidCap Value              0.65%     Principal LifeTime 2030    0.1225%
       Money Market              0.40%     Principal LifeTime 2040    0.1225%
       Partners International    1.10%     Principal LifeTime 2050    0.1225%
                                           Principal Lifetime
       Partners LargeCap Blend   0.75%     Strategic Income           0.1225%
       Partners LargeCap Blend
       I                         0.45%     Real Estate Securities       0.85%
                                           Short-Term Bond
       Partners LargeCap                   f/k/a High Quality
       Growth                    1.00%     Short-Term Bond              0.40%
       Partners LargeCap
       Growth
       I                         0.75%     SmallCap Blend               0.75%
       Partners LargeCap
       Growth
       II                        1.00%     SmallCap Growth              0.75%
       Partners LargeCap Value   0.80%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Value
       I                         0.80%     SmallCap Value               0.75%
                                           Ultra Short Bond
                                           f/k/a Capital
       Partners MidCap Growth    1.00%     Preservation                 0.40%*
       * Period from 11/01/2003 through 07/29/2004 the fee was 0.52%.




The following Funds have each entered into agreements with the Manager under which the Fund will pay the Manager (an annual rate calculated as a percentage of the average daily net assets) as follows:


                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Inflation Protection             0.40%       0.38%       0.36%        0.35%
Partners Global Equity           0.95        0.93        0.91         0.90
Partners LargeCap Value II       0.85        0.83        0.81         0.80
Partners MidCap Growth II        1.00        0.98        0.96         0.95




The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners Global Equity, Partners International, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Growth II, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, and Partners SmallCap Value II Funds intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors.

.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


FREQUENT PURCHASES AND REDEMPTIONS


The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and

.. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds.


The retirement plan administrator of plans that invest in shares of the Funds monitor trading activity to identify and take action against abuses. While these procedures are designed to identify and protect against abusive trading practices, there can be no certainty that abusive trading will be identified and prevented in all instances. When abusive trading is identified, these policies and procedures will be applied in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.


The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the 20th of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. Your dividend will be reinvested back into additional shares of the Fund.

FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


FINANCIAL STATEMENTS

Plans will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.

 APPENDIX A


PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's Plan Class shares. The date that each class was first offered for sale is shown. Except for the Inflation Protection, Partners Global Equity, Partners LargeCap Value II, Partners MidCap Growth II, Money Market and Ultra Short Funds, for periods prior to the date on which the Advisors Signature Class was first offered, its historical performance is based on the performance of the Fund's oldest class of shares adjusted to reflect the fees and expenses of the Advisors Signature Class. The adjustments result in performance (for periods prior to the effective date of the Advisors Signature Class) that is no higher than the historical performance of the applicable Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.



Performance data for Appendix A, as updated through 12/31/2005, will be filed by amendment.


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


CITIGROUP BROAD MARKET (BMI) WORLD EX-US GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged index composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated __________________ which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http:// www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572


                         PRINCIPAL INVESTORS FUND, INC.



                                    CLASS J


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



           The date of this Prospectus is _____________________.

                               TABLE OF CONTENTS



Fund Descriptions.......................................................

 Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........

  Ultra Short Bond Fund f/k/a Capital Preservation Fund .................


 Conservative Funds
  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund ..

  High Quality Intermediate-Term Bond Fund..............................

  Inflation Protection Fund.............................................

  Preferred Securities Fund.............................................


 Moderate Funds
  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  MidCap Value Fund.....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth Fund.........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................

  Partners MidCap Value Fund............................................


 Aggressive Funds
  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  Partners MidCap Growth Fund...........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................

  Partners SmallCap Value Fund..........................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................

  SmallCap Value Fund...................................................


 Dynamic Funds
  Diversified International Fund........................................

  International Emerging Markets Fund...................................

  International Growth Fund .............................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................

General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 How to Buy Fund Shares.................................................

 How to Redeem (Sell) Shares............................................

 How to Exchange Shares Among Principal Investors Funds.................

 Dividends and Distributions............................................

 General Information About a Fund Account...............................

 Portfolio Holdings Information.........................................

 Financial Highlights...................................................

Appendix A..............................................................

Additional Information..................................................

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")
.. AllianceBernstein Investment Research and Management ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Ark Asset Management Co., Inc. ("Ark Asset")
.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")
.. BNY Investment Advisors ("BNY")
.. Columbus Circle Investors ("CCI")*
.. Emerald Advisers, Inc. ("Emerald")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, CCI, Principal, Principal - REI, Princor Financial Services Corporation ("Princor"), Principal Life and Spectrum are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.


CLASS J SHARES
Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through registered representatives of:
.. Princor who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
.. Princor selling Class J shares as a result of certain plan or contract terminations;
.. selected broker/dealers selling Class J shares in conjunction with the
  Principal Income IRA or 403(b) plans or health savings accounts;
.. registered representatives of Princor and of selected broker/dealers selling
  Class J shares in conjunction with payroll deduction plans; and .. selected broker-dealers with which Princor has entered into a selling agreement.

Class J shares are offered only:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life; and
.. to customers of Principal Connection.

Class J shares of the MidCap Value, Preferred Securities and SmallCap Value Funds are available through Principal Passage, a fee-based brokerage account. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). Each Fund's operating expenses are shown with the description of the Fund and are stated as a percentage of Fund assets. A discussion of fees and expenses appears later in the Prospectus under the caption "The Costs of Investing."

The description of each Fund includes examples of the costs associated with investing in the Fund. The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses remain the same. Your actual costs of investing in a particular Fund may be higher or lower than the costs assumed for purposes of the examples.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment







Year-to-date return as of December 31, 2005 for Class J is XX%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J ..............
                                      X.XX                                X.XX
 Lehman Brothers U.S.
 Treasury Bellwethers 3
 Month Index...........                 XX                                X.XX
   Index performance does not reflect deductions for fees, expenses or taxes.
  To obtain the Fund's
  current yield, call
  1-800-547-7754
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold. (March 1,
  2001)


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................         0.40%
 12b-1 Fees* .......................         0.25
 Other Expenses.....................         0.53
                                             ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES         1.18%

 *Effective January 1, 2005, the 12b-1 fee was changed from 0.50% to 0.25%. The lower fee is reflected in the Example table below.
  The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally paid by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $220     $375     $649     $1,432          $120    $375    $64$1

SHORT-TERM BOND FUND F/K/A HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 61.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



Year-to-date return as of December 31, 2005 for Class J is 0.91%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      3.08%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     -1.70%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                        XX                                 XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                 XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                 XX
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index ................                XX                                 XX
 Morningstar Short-Term
 Bond Category Average                 XX                                 XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.28
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          1.18

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $220     $375     $649     $1,432          $120    $375    $64$1

ULTRA SHORT BOND FUND F/K/A CAPITAL PERSERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since June 15, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment







 The year-to-date return as of December 31, 2005 for Class J is 1.55%.
 On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q1 '02                                     0.81%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q4 '04                                     0.23%



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                        XXX                                XXX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XXX                                XXX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XXX                                XXX
 6-Month LIBOR Index ..                 XX                                XXX
 Morningstar Ultrashort
 Bond Category Average                  XX                                XXX
   Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.23
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          1.13
  The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally paid by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 (expenses that are deducted from Fund assets) as of October 31, 2005

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $215     $359     $622     $1,375          $115    $359    $622     $1,375

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A



MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 150.5%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is 1.44%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     4.03%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04 -2.50%



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                 XX                               X.XX
 Morningstar
 Intermediate-Term Bond
 Category Average......                 XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees...................               0.55
 12b-1 Fees........................               0.50
 Other Expenses*...................               0.32
                                                  ----
      TOTAL ANNUAL FUND OPERATING EXPENSES        1.37
 * Other Expenses include:
  Reverse Repurchase Agreement Interest
  Expense                                         0.03
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $239     $434     $750     $1,646          $139    $434    $75$1

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                     3.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04 -1.78%



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J(BEFORE TAXES).               X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                               X.XX
 Lehman Brothers
 Government/Mortgage
 Index.................                 XX                               X.XX
 Morningstar
 Intermediate
 Government Category
 Average ..............                 XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March
  1, 2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.28
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.18
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $220     $375     $649     $1,432          $120    $375    $64$1

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 152.5%


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                     4.46%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04 -2.47%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                 XX                               X.XX
 Morningstar
 Intermediate-Term Bond
 Category Average......                 XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March
  1, 2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees..........................        0.40%
 12b-1 Fees...............................        0.50
 Other Expenses*..........................        0.40
                                                  ----
             TOTAL FUND OPERATING EXPENSES        1.30%
 * Other Expenses include:
  Reverse Repurchase Agreement Interest
  Expense                                         0.04
  The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $232     $412     $713     $1,568          $132    $412    $713     $1,568

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal has been the Fund's Sub-Advisor since December 29, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX X.XX%



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........               X.XX                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                X.XX
 IV-49/(1)/............                                   X.XX
 Lehman Brothers Global
 Real: U.S. TIPS Index                                    X.XX
 MV-27.................                                   X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (December
  29, 2004).
  **This index is now the benchmark against which the Fund measures its performance. The
  Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................         0.40
 12b-1 Fees...........................         0.50
 Other Expenses (estimated) ..........         0.43
                                               ----
  TOTAL ANNUAL FUND OPERATING EXPENSES         1.33
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $235     $421     $729     $1,601          $135    $421    $729     $1,601

PREFERRED SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The inception date of the Fund is May 1, 2002. Class J shares were added to the Fund on December 29, 2003.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J shares is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                      3.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04 -5.45%



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                            PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........                        X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                        X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                        X.XX                               X.XX
 Lehman Brothers
 Aggregate Bond Index .                          XX                               X.XX
 Morningstar
 Intermediate-Term Bond
 Category Average......                          XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *
  Lifetime results are measured from the date the Class J shares were first sold (December
  29, 2003).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005*

                                            CLASS J
 Management Fees....................          0.75
 12b-1 Fees.........................          0.50
 Other Expenses (estimated) ........          0.88
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          2.13

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.60%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                    YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3          5         10            1       3    10
 CLASS J                                                            $316     $667     $1,144     $2,462          $216    $667  $1,14

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     13.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01-18.77%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell 1000 Growth
 Index ................                 XX                                X.XX
 Morningstar Large
 Growth Category
 Average ..............                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.55
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.48
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.53



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $256     $483     $834     $1,824          $156    $483    $834     $1,824

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $712 million and $401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -17.49%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 S&P 500 Index ........                 XX                                X.XX
 Morningstar Large
 Blend Category Average                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.15
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.25
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.90



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $192     $287     $498     $1,108          $92     $287    $498     $1,108

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 228.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.93%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -15.25%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J (BEFORE TAXES)               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell 1000 Value
 Index ................                 XX                                X.XX
 Morningstar Large
 Value Category Average                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *
  Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.45
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.41
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.36



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $238     $431     $745     $1,635          $138    $431    $745     $1,635

MIDCAP VALUE FUND

The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 225.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.64%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -12.89%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell Midcap Value
 Index ................                 XX                                X.XX
 Morningstar Mid-Cap
 Value Category Average                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.65
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.33
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.48


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $251     $468     $808     $1,768          $151    $468    $808     $1,768

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of December 31, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price became the Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.02%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -15.63%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       8.41                                1.45
     (AFTER TAXES ON
     DISTRIBUTIONS)....               7.27                                1.17
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               6.71                                1.20
 S&P 500 Index ........                 XX                                1.05
 Morningstar Large
 Blend Category Average                 XX                                0.76
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.75
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.31
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.56



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $259     $493     $850     $1,856          $159    $493    $850     $1,856

PARTNERS LARGECAP BLEND FUND I

The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Managemenr as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005, the range was between approximately $712 million and $401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -17.73%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 S&P 500 Index ........                 XX                                X.XX
 Morningstar Large
 Blend Category Average                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results for the index(es) shown are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.45
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.31
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.26



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $228     $400     $692     $1,523          $128    $400    $692     $1,523

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

GMO became the Sub-Advisor to the Fund effective March 9, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.30%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04-5.62%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell 1000 Growth
 Index ................                 XX                                X.XX
 S&P 500 Index ........                 XX                                X.XX
 Morningstar Large
 Growth Category
 Average ..............                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (December
  30, 2002).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                               CLASS J
 Management Fees.......................         1.00%
 12b-1 Fees............................         0.50
 Other Expenses........................         0.86
                                                ----
   TOTAL ANNUAL FUND OPERATING EXPENSES         2.36%
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                          IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                    YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3          5         10            1       3    10
 CLASS J                                                            $339     $736     $1,260     $2,696          $239    $736  $1,26

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of December 31, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Investments in futures and options, if any, are subject to additional volatility and potential losses.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 157.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -17.00%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell 1000 Growth
 Index ................                 XX                                X.XX
 Morningstar Large
 Growth Category
 Average ..............                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          0.75
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.53
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          1.78

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $281     $560     $964     $2,095          $181    $560    $964     $2,095

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.

The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors including, but not limited to, the volume of net cash flows and Fund liquidity.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

American Century has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     12.15%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -16.52%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell 1000 Growth
 Index ................                 XX                                X.XX
 Morningstar Large
 Growth Category
 Average ..............                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees....................          1.00
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.60
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          2.10
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.

 (expenses that are deducted from Fund assets) as of October 31, 2005

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $313     $658     $1,129     $2,431          $213    $658    $1,129     $2,431

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.

The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors including, but not limited to, the volume of net cash flows and Fund liquidity.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Bernstein has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.40%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -18.69%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J(BEFORE TAXES).               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell 1000 Value
 Index ................                 XX                                X.XX
 Morningstar Large
 Value Category Average                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees...................    0.80
 12b-1 Fees........................    0.50
 Other Expenses....................    0.34
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.64



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $267     $517     $892     $1,944          $167    $517    $892     $1,944

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -14.59%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell Midcap Value
 Index ................                 XX                                X.XX
 Morningstar Mid-Cap
 Value Category Average                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime resultsare measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          1.00
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.46
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          1.96
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $299     $615     $1,057     $2,285          $199    $615    $1,057     $2,285

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.87%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-9.42%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell Midcap Index .                 XX                                X.XX
 Morningstar Mid-Cap
 Blend Category Average                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime resultsare measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.65
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.34
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.49



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $252     $471     $813     $1,779          $152    $471    $813     $1,779

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 296.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 324.2%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     16.80%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02-28.52%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell Midcap Growth
 Index ................                 XX                                X.XX
 Morningstar Mid-Cap
 Growth Category
 Average ..............                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.65
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.50
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.65



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $268     $520     $897     $1,955          $168    $520    $897     $1,955

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $259 million and $12.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    17.14%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -16.87%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 S&P MidCap 400 Index .                 XX                                X.XX
 Morningstar Mid-Cap
 Blend Category Average                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed wtihin 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.15
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.39
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.04



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $206     $331     $574     $1,271          $106    $331    $574     $1,271

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.7%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     18.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02-18.88%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell Midcap Growth
 Index ................                 XX                                X.XX
 Morningstar Mid-Cap
 Growth Category
 Average ..............                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          1.00
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.52
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          2.02
 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $305     $634     $1,088     $2,348          $205    $634    $1,088     $2,348

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



Year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      20.00%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-23.64%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Russell 2000 Growth
 Index ................                XX                                  XX
 Morningstar Small
 Growth Category
 Average ..............                XX                                  XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          1.10
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.64
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          2.24

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $327     $700     $1,200     $2,575          $227    $700    $1,200     $2,575

PARTNERS SMALLCAP GROWTH FUND II

The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                        20.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02  -14.09%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Russell 2000 Growth
 Index ................                XX                                  XX
 Morningstar Small
 Growth Category
 Average ..............                XX                                  XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          1.00
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.80
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          2.30

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $333     $718     $1,230     $2,636          $233    $718    $1,230     $2,636

PARTNERS SMALLCAP VALUE FUND

The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      19.16%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -21.07%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Russell 2000 Value
 Index ................                XX                                  XX
 Morningstar Small
 Value Category Average                XX                                  XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          1.00
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.61
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          2.11

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $314     $661     $1,134     $2,441          $214    $661    $1,134     $2,441

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                      17.36%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q2 '04 -7.48%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 MSCI US REIT Index ...                XX                                  XX
 Morningstar Specialty
 - Real Estate Category
 Average ..............                XX                                  XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.85
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.33
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.68



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $271     $530     $913     $1,987          $171    $530    $913     $1,987

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -16.33%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Russell 2000 Index ...                XX                                  XX
 Morningstar Small
 Blend Category Average                XX                                  XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.75
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.33
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.58


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $261     $499     $860     $1,878          $161    $499    $860     $1,878

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 203.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 194.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     29.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -24.26%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Russell 2000 Growth
 Index ................                XX                                  XX
 Morningstar Small
 Growth Category
 Average ..............                XX                                  XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF

                                      CLASS J
 Management Fees....................   0.75
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.44
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.69

 October 31, 2005

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $272     $533     $918     $1,998          $172    $533    $918     $1,998

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $40 million and $6.0 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.38%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -18.78%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 CLASS J...........................
 (BEFORE TAXES)                                             XX                        XX                           XX
     (AFTER TAXES ON DISTRIBUTIONS)............             XX                        XX                           XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................             XX                        XX                           XX
 S&P SmallCap 600 Index .......................             XX                        XX                           XX
 Morningstar Small Blend Category Average .....             XX                        XX                           XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                      CLASS J
 Management Fees....................   0.15
 12b-1 Fees.........................   0.50
 Other Expenses.....................   0.41
                                       ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES   1.06


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $208     $337     $585     $1,294          $108    $337    $585     $1,294

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.5%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    22.94%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -16.38%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       XXX                                XXX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               XXX                                XXX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               XXX                                XXX
 Russell 2000 Value
 Index ................                XX                                XXX
 Morningstar Small
 Value Category Average                XX                                XXX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *
  Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          0.75
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.40
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          1.65

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $268     $520     $897     $1,955          $168    $520    $897     $1,955

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.41%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -18.93%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                               X.XX
 Citigroup BMI Global
 ex-US Index**.........                 XX                               X.XX
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........                 XX                               X.XX
 Morningstar Foreign
 Large Blend Category
 Average ..............                 XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  * Lifetime results are measured from the date the Class J shares were first sold (March
  1, 2001).
  **This index is now the benchmark against which the Fund measures its performance. The
  Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees......................  0.90
 12b-1 Fees...........................  0.50
 Other Expenses.......................  0.39
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.79



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $282     $563     $970     $2,105          $182    $563    $970     $2,105

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



Year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    21.53%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-16.22%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                               X.XX
 MSCI Emerging Markets
 Free Index - NDTR** ..                 XX                               X.XX
 MSCI Emerging Markets
 Free Index - ID ......                 XX                               X.XX
 Morningstar
 Diversified Emerging
 Markets Category
 Average ..............                 XX                               X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001)
 ///*//*//
  /This index is now the benchmark against which the Fund measures its performance. The
  Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees.......................  1.35
 12b-1 Fees............................  0.50
 Other Expenses........................  0.55
                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES  2.40



 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $343     $748     $1,280     $2,736          $243    $748    $1,280     $2,736

INTERNATIONAL  GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 163.1%. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 156.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.05%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -21.48%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                       X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 CITI SSB World Ex-US
 BMI Growth Index** ...                 XX                                X.XX
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........                 XX                                X.XX
 Morningstar Foreign
 Large Growth Category
 Average ..............                 XX                                X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (March 1,
  2001).
 ** This index is now the benchmark against which the Fund measures its performance. The
  Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                            CLASS J
 Management Fees....................          1.00
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.50
                                              ----
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES          2.00

 The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.10%.


 EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $303     $627     $1,078     $2,327          $203    $627    $1,078     $2,327

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").

U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     8.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -5.65%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)                        X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                              X.XX
 S&P 500 Index ........               XX                                 X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                 X.XX
 Morningstar
 Conservative
 Allocation Category
 Average ..............               XX                                 X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees ......                  0.1225
 12b-1 Fees............                  0.5000
 Other Expenses........                  0.1600
                                         ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  0.7825
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                             YOUR SHARES
 --------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------
                                   1         3         5        10             1        3  10
 CLASS J                      $180      $250      $435      $969           $80     $250   $43

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -7.88%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........                X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                              X.XX
 S&P 500 Index ........               XX                                 X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                 X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............               XX                                 X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees ......                  0.1225
 12b-1 Fees............                  0.5000
 Other Expenses........                  0.1600
                                         ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  0.7825
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                  IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                            YOUR SHARES
 -------------------------------------------------------------------------------------------
                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------
                                  1         3         5        10             1        3  10
 CLASS J                     $180      $250      $435      $969           $80     $250   $43

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.29%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -10.18%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                              X.XX
 S&P 500 Index ........              XX                                 X.XX
 Lehman Brothers
 Aggregate Bond Index .              XX                                 X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............              XX                                 X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *
  Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees ......                  0.1225
 12b-1 Fees............                  0.5000
 Other Expenses........                  0.2500
                                         ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  0.8725
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $189     $278     $484     $1,075          $89     $278    $48$1

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.11%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q3 '02 -12.28%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........                X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                              X.XX
 S&P 500 Index ........               XX                                 X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                 X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............               XX                                 X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

 Management Fees ......                  0.1225
 12b-1 Fees............                  0.5000
 Other Expenses........                  0.3500
                                         ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  0.9725
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $199     $310     $538     $1,193          $99     $310    $53$1

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.07%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-14.88%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                       LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........                X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                              X.XX
 S&P 500 Index ........               XX                                 X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                 X.XX
 Morningstar Large
 Blend Category Average               XX                                 X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees* .....                  0.1225
 12b-1 Fees............                  0.5000
 Other Expenses........                  1.1100
                                         ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  1.7325

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed
  1.70%.
 The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.

 *

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $276     $546     $940     $2,044          $176    $546    $940     $2,044

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The bar chart below shows how the Fund's total return has varied year-by-year. The table below shows performance of the Fund over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the Fund's risks. Past performance does not indicate future results.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment



The year-to-date return as of December 31, 2005 for Class J is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     6.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02-3.63%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........                X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                               X.XX
 S&P 500 Index ........               XX                                  X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                  X.XX
 Morningstar
 Conservative
 Allocation Category
 Average ..............               XX                                  X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
 *Lifetime results are measured from the date the Class J shares were first sold (June 15,
  2001)


FEES AND EXPENSES OF THE FUND

The Class J shares of the Fund are sold without a front-end sales charge. If Class J shares are redeemed within 18 months of purchase, a contingent deferred sales charge of 1.00% may be imposed on the shares sold.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                         CLASS J
 Management Fees ......                  0.1225
 12b-1 Fees............                  0.5000
 Other Expenses........                  0.2400
                                         ------
      TOTAL ANNUAL FUND
     OPERATING EXPENSES                  0.8625
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rate share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The Fund's investment return is net of the underlying funds' operating expenses.


 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL
                                                                                                                   YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                         1        3        5         10            1       3      10
 CLASS J                                                            $188     $275     $478     $1,064          $88     $275    $47$1

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS

The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.

ONE-TIME FEES
.. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
  . The CDSC is not imposed on shares:
    . that were purchased pursuant to the Small Amount Force Out program (SAFO); . redeemed due to a shareholder's death or disability (as defined in the
      Internal Revenue Code);
    . redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
    . sold using a periodic withdrawal plan (up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC); or
    . that were purchased through the Principal Income IRA; or . that were purchased through Principal Passage.
.. A redemption fee* of 1.00% is charged on redemptions of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code);
  or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of the shares are redemption.
.. An exchange fee* of 1.00% is charged on exchanges of $30,000 or more among the Funds if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.
  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Fund.


The Funds do not pay any fees other than those described below and do not pay any other expenses.


ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying fund, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each of the Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
.. Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.


The Manager registers Class J shares with the states and the Fund pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares. Due to the low level of assets of certain Funds, the state registration fees have a dramatic impact on the Class J share expense ratios of those Funds. As the assets increase, it is expected that this expense will become a relatively small portion of the overall Fund's operating expenses for this class. The Manager has agreed to pay the state registration expenses, and if necessary other Fund expenses, on an interim basis in order to lower the total operating expense ratio for certain of the Fund's Class J shares. Therefore, the Transfer Agency Agreement for Class J shares has been amended to reflect the Manager's agreement to pay expenses of the Fund. However, the Manager reserves the right to be reimbursed for any expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Diversified International, International Emerging Markets and International Growth Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a

Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, High Quality Intermediate-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Preferred Securities, Real Estate Securities and Short-Term Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund may be more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $XXX billion in assets as of December 31, 2005. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset

Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $XXX billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $XXX billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams




E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2005, Ark Asset managed $XXX billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.

WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204. At December 31, 2005, BHMS had approximately $XX billion in assets under management.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 Mark Giambrone




MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.

SUB-ADVISOR:  BNY Investment Advisors ("BNY") is located at 1633 Broadway,
              New York, New York, _____________________________________
              As of December 31, 2005, BNY had approximately $_____ in assets under management.

                                                DAY-TO-DAY
        FUND                                    FUND MANAGEMENT
        ----                                    ---------------
        Partners LargeCap Growth Fund II        Kurt Zyla

        Partners LargeCap Value Fund            Kurt Zyla


KURT ZYLA. Mr. Zyla is a Portfolio Manager and Managing Director of BNY. He joined BNY in 1989. Prior to his current position, he was employed by BNY in a number of capacities. ______________________________________________________


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $XX billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox




CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $XX billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz and Ms. Sears work as a team developing strategy.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


Ms. Sears monitors all portfolios in wrap programs and works with Mr. Mertz in supervising the trading group staff. Mr. Mertz and Ms. Sears work as a team developing strategy.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2005, GMO managed $XXX billion in client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy



Day-to-day management of the Fund is the responsibility of the Quantitative Division comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division's team members work collaboratively to manage the fund's portfolio.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



ROBERT SOUCY . Mr. Soucy is the senior member of the team who allocates the portfolio among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolio, and monitors cash flows.


Mr. Soucy has served as the senior member of the Fund's portfolio management team since 2004. At GMO, Mr. Soucy is responsible for the portfolio management of all U.S. quantitative equities portfolios. He has served as director of U.S. equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.


The SAI contains other information about how GMO determines the compensation of the team's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the team's senior member.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $XXX billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Stacey Ann DeMatteis
                                        Sean Gallagher
                                        James Otness
                                        Lisa Parisi
                                        Eileen Rominger

DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Vice President and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



STACEY ANN DEMATTEIS . Ms. DeMatteis is a Vice President and Client Portfolio Manager at GSAM. Ms. DeMatteis joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value team.



SEAN GALLAGHER . Mr. Gallagher is a Vice President and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.

LISA PARISI . Ms. Parisi is a Vice President and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manger at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2005, LA Capital had assets under management of approximately $XX billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens




DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Assoicates. He received his BS from the Wittenberg University and his MA and MBA from the University of Michigan.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She received her BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He received his BBA from the University of Hawaii and MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Directors and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds received his BA from the University of Virginia and his MBA from the University of Pittsburgh.



THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management

Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens received his BBA and MBA from the University of Wisconsin.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $XXX billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick




S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steven Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Jeff Schwarte
                                                Dirk Laschanzky
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
                                                Craig Dawson

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon

University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.

THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research
(AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.


The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge

         Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $XXX billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $XXX billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the firm's Equity and International Steering Committees. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.

Mr. Stromberg serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Mr. Stromberg has ultimate accountability for the Fund.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Director of the firm's Quantitative Equity Group and member of the Equity Steering Committee. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


Mr. Whitney serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, he, along with Mr. Stromberg, is responsible for ensuring adherence to portfolio constraints and risk controls, as well as managing inter-analyst activity.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $XXX billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $XXX billion in assets and the Group managed approximately $XXX billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Thomas M. Cole
                                        Thomas J. Digenan
                                        John C. Leonard
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik




THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.

SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $XXX billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.

See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:



SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


DUTIES OF THE MANAGER AND SUB-ADVISOR
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities              0.55%     Partners MidCap Growth        1.00%
       Diversified
       International           0.90%     Partners MidCap Value         1.00%
       Government & High                 Partners SmallCap Growth
       Quality Bond            0.40%     I                             1.10%
       High Quality
       Intermediate-Term                 Partners SmallCap Growth
       Bond                    0.40%     II                            1.00%
       International
       Emerging Markets        1.35%     Partners SmallCap Value       1.00%
       International Growth    1.00%     Preferred Securities          0.75%
       LargeCap Growth         0.55%     Principal LifeTime 2010     0.1225%
       LargeCap S&P 500
       Index                   0.15%     Principal LifeTime 2020     0.1225%
       LargeCap Value          0.45%     Principal LifeTime 2030     0.1225%
       MidCap Blend            0.65%     Principal LifeTime 2040     0.1225%
       MidCap Growth           0.65%     Principal LifeTime 2050     0.1225%
                                         Principal LifeTime
       MidCap S&P 400 Index    0.15%     Strategic Income            0.1225%
       MidCap Value            0.65%     Real Estate Securities        0.85%
       Money Market            0.40%     Short-Term Bond               0.40%
       Partners LargeCap
       Blend                   0.75%     SmallCap Blend                0.75%
       Partners LargeCap
       Blend I                 0.45%     SmallCap Growth               0.75%
       Partners LargeCap
       Growth                  1.00%     SmallCap S&P 600 Index        0.15%
       Partners LargeCap
       Growth I                0.75%     SmallCap Value                0.75%
       Partners LargeCap
       Growth II               1.00%     Ultra Short Bond              0.40%*
       Partners LargeCap
       Value                   0.80%
                                         *Period from November 1, 2003 to
                                         July 29, 2004 the management fee was
                                         0.52%

The following Fund has entered into an agreement with the Manager under which the Fund will pay the Manager (an annual rate calculated as a percentage of the average daily net assets) as follows:


                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Inflation Protection              0.40        0.38        0.36         0.35



The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time).

  Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

HOW TO BUY FUND SHARES

Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
.. the name you want to appear on the account;
.. the Principal Investors Fund(s) in which you want to invest;
.. the amount of the investment;
.. your Social Security number; and
.. other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50.


NOTES:

.. The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.
.. The minimum investment applies on a Fund level, not on the total investment being made.
.. Class J shares of the MidCap Value, Preferred Securities and SmallCap Value
  Funds are also available through Principal Passage, a fee-based brokerage account.

To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

NOTE: We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account.

INVEST BY MAIL
.. Send a check and completed application to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.
.. When you purchase shares by check, you authorize us to process your purchase electronically. If your check is processed electronically, your checking account may be debited on the same day we receive the check and it will not be returned with your checking account statement.

ORDER BY TELEPHONE
.. Registered representatives on behalf of shareholders of Principal Investors
  Fund Class A, B, or J shares may call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).

NOTES:

.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK
.. Call Principal Investors Fund for an account number and wiring instructions. .. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo, N.A.
   San Francisco, CA
   ABA No.: 121000248
   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968
   For credit: Principal ________ Fund, Class J
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN
Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.
.. Call Principal Investors Fund for an account number, Automated Clearing House
  (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
..

ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.
.. Minimum monthly purchase is $50 per Fund.
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423

SET UP A DIVIDEND RELAY
.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).
.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. The election may also be discontinued by calling Principal Investors Fund if telephone services apply to the originating account. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when the NYSE is open for normal business


Distributions from IRA, SEP, SIMPLE, and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


REDEMPTION FEE (OTHER THAN MONEY MARKET FUND). Each Fund, except the Money Market Fund, will impose a redemption fee when $30,000 or more of Class J shares are redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A medallion signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . check is being sent to an address other than the account address;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order.
.. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or
.. sending us your written instructions; or
.. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:

.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.



10% WITHDRAWAL PRIVILEGE . Sales may be subject to a CDSC. Up to 10% of the value of your Class J share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Investors Fund*.
.. The CDSC, if any, is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to the CDSC when they are sold.
.. An exchange fee is imposed on exchanges of $30,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.
  * Only the MidCap Value, Preferred Securities and SmallCap Value Funds are available through Principal Passage.


You may exchange shares by:
.. sending a written request to:
   Principal Investors Fund
   P. O. Box 10423
   Des Moines, Iowa 50306-0423
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.
.. calling us, if you have telephone privileges on the account.

Automatic exchange election
---------------------------
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or .. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;
  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Funds; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Funds; and .. Increase expenses of the Funds due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to "fair value" foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may negatively impact the Funds.


Currently the Funds, except the Money Market Fund, impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Funds.

In addition, if the Manager, or a Fund, deem frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
.. Increasing the redemption fee to 2%, or such higher amount as may be permitted by law;
.. Increasing the redemption fee period from 30 days to as much as 90 days;
.. Applying the redemption fee to redemptions of less than $30,000;
.. Limiting the number of permissible exchanges available to shareholders identified as "excessive traders"; and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.


DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis.The payment date is the last business day of each month.
.. The Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis.The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be;
.. invested in shares of another Principal Investors Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
.. paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).


The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimate, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the 20th of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payments, monthly your dividend will be reinvested back into additional shares of the Fund.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.
.. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

GENERAL INFORMATION ABOUT A FUND ACCOUNT


STATEMENTS
You will receive quarterly statements for the Funds you own.The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;
.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.


HOUSEHOLDING
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-247-4123. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty
(30) days after the Fund receives your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

     Appendix A, as updated through 12/31/2005, will be filed by amendment.

IMPORTANT NOTES TO THE APPENDIX


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


CITIGROUP BROAD MARKET (BMI) WORLD EX-US GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity..


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged index composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. government). These bonds also must have maturities of 1 to 3 years.


LEHMAN BROTHERS U.S. TREASURY BELLWETHERS 3 MONTH INDEX is composed of public obligations of the U.S. Treasury with a maturity of three months.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRASHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated ______ which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http:// www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-247-4123.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                       PRINCIPAL INVESTORS FUND, INC.



                              INSTITUTIONAL CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



          The date of this Prospectus is _______________________.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................

 Fixed Income Funds
  Money Market Fund.....................................................

  Short-Term Bond Fund f/k/a High Quality Short-Term Bond Fund..........

  Ultra Short Bond Fund f/k/a Capital Preservation Fund.................


 Conservative Funds

  Bond & Mortgage Securities Fund.......................................

  Government & High Quality Bond Fund f/k/a Government Securities Fund..

  High Quality Intermediate-Term Bond Fund..............................

  High Yield............................................................

  Inflation Protection..................................................

  Preferred Securities Fund.............................................


 Moderate Funds

  Disciplined LargeCap Blend Fund .......................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  MidCap Value Fund.....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth..............................................


  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................

  Partners LargeCap Value Fund I........................................

  Partners LargeCap Value Fund II.......................................

  Partners MidCap Value Fund............................................

  Partners MidCap Value Fund I..........................................


 Aggressive Funds

  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  Partners MidCap Growth Fund...........................................

  Partners MidCap Growth Fund I.........................................


  Partners MidCap Growth Fund II........................................

  Partners SmallCap Blend Fund..........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................

  Partners SmallCap Growth Fund III.....................................

  Partners SmallCap Value Fund..........................................

  Partners SmallCap Value Fund I........................................

  Partners SmallCap Value Fund II.......................................

  Real Estate Securities Fund...........................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................

  SmallCap Value Fund...................................................


 Dynamic Funds

  Diversified International Fund........................................

  International Emerging Markets Fund...................................

  International Growth Fund .............................................




  Partners Global Equity Fund...........................................

  Partners International Fund...........................................


 Principal LifeTime Funds

  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Purchase of Fund Shares................................................

 Redemption of Fund Shares..............................................

 Exchange of Fund Shares................................................

 Dividends and Distributions............................................

 Fund Account Information...............................................

 Financial Highlights...................................................

Portfolio Holdings Information..........................................

Additional Information..................................................

Appendix A..............................................................

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")

.. AllianceBernstein Investment Research and Management ("Bernstein") .. American Century Investment Management, Inc. ("American Century") .. Ark Asset Management Co., Inc. ("Ark Asset")

.. Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS")
.. BNY Investment Advisors ("BNY")
.. Columbus Circle Investors ("CCI") *

.. Dimensional Fund Advisors, Inc. ("Dimensional")
.. Emerald Advisers Inc. ("Emerald")
.. Fidelity Management & Research Company ("FMR")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. J.P. Morgan Investment Management Inc. ("Morgan")

.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") .. Mazama Capital Management, Inc. ("Mazama")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Post Advisory Group, LLC*
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*

.. Spectrum Asset Management, Inc. ("Spectrum")*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")

.. Vaughan Nelson Investment Management, LP ("Vaughan Nelson")
.. Wellington Management Company, LLP ("Wellington Management")

  * Principal Management Corporation, CCI, Post, Principal, Principal - REI, Spectrum, Princor Financial Services Corporation ("Princor") are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group/(R)/.

INSTITUTIONAL CLASS SHARES
Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
  . separate accounts of Principal Life;
  . Principal Life or any of its subsidiaries or affiliates;
  . funds distributed by Princor Financial Services Corporation ("Princor") if the Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
  . clients of Principal Global Investors, LLC.;
  . wrap programs sponsored by Princor;
  . certain pension plans;
  . certain retirement account investment vehicles administered by foreign or domestic pension plans; and
  . certain institutional clients that have been approved by Principal Life
    Insurance Company for purposes of providing plan record keeping.
The Manager reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections describe each Fund's investment objective and summarize how each Fund intends to achieve its investment objective. The Board of Directors may change a Fund's objective or the principal investment policies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or principal investment policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

The sections also describe each Fund's primary investment strategies (including the type or types of securities in which the Fund invests), any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries and the main risks associated with an investment in the Fund. A fuller discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption "Certain Investment Strategies and Related Risks-Temporary Defensive Measures."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager, any Sub-Advisor or Princor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment


 The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                       PAST 1 YEAR           LIFE OF FUND*
 INSTITUTIONAL CLASS.............           XX                     XX
 Lehman Brothers U.S. Treasury
 Bellwethers 3 Month Index .......          XX                   X.XX
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).
 To obtain the Fund's current
  yield, call 1-800-547-7754


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.40%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $41   $128  $224  $505

SHORT-TERM BOND ACCOUNT
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


At its June 13, 2005 meeting the Board approved a change in the Fund's investment strategy to allow it to invest up to 15% of its assets in below-investment-grade fixed-income securities. The Board also approved a change in the Fund's name to Short-Term Bond Fund. Both of these changes became effective September 30, 2005.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 71.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

 The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
   HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q3 '02                                      3.32%
   LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
   Q2 '04                                    -1.58%



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index ................                XX                                  XX
 Morningstar Short-Term
 Bond Category Average                 XX                                  XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.53%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $54   $170  $296  $665

ULTRA SHORT BOND FUND F/K/A CAPITAL PRESERVATION FUND
The Fund seeks current income while seeking capital preservation.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than one year and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since June 15, 2001.


The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
On July 29, 2004, the Fund converted to a money market fund. On May 27, 2005, the Fund converted to an ultra short term bond fund.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '02                                     1.06%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q4 '04
  0.40%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                 XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XXX                                XXX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XXX                                XXX
 6-Month LIBOR Index ..                 XX                                XXX
 Morningstar Ultrashort
 Bond Category Average                  XX                                XXX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (June 15, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.40%
                                       ----
    TOTAL FUND OPERATING EXPENSES      0.40%

  (expenses that are deducted from Fund assets) as of October 31, 2005

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $41   $128  $224  $505

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or

.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


The Fund may actively trade securities in an attempt to achieve its investment objective.


During the fiscal year ended October 31, 2005, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):



54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A




MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 178.9%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.19%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.30%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..                 XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Lehman Brothers
 Aggregate Bond Index .                 XX                                X.XX
 Morningstar
 Intermediate-Term Bond
 Category Average......                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.55%
 Reverse Repurchase Agreement
 Interest Expense.............      0.04
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.77%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $79   $246  $428  $954

GOVERNMENT & HIGH QUALITY BOND FUND F/K/A GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                      3.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -1.55%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Lehman Brothers
 Government/Mortgage
 Index.................                 XX                                X.XX
 Morningstar
 Intermediate
 Government Category
 Average ..............                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.41%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.41%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $42   $132  $230  $518

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund maintains a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Fund and are subject to the Fund's restrictions on borrowing. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest earned.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.0%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                      4.68%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -2.22%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Lehman Brothers
 Aggregate Bond Index .                 XX                                X.XX
 Morningstar
 Intermediate-Term Bond
 Category Average......                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.40%
 Reverse Repurchase Agreement Interest
 Expense .............................  0.03
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.43%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $44   $138  $241  $542

HIGH YIELD FUND
The Fund seeks high current income.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in high yield, below investment grade quality debt and other income-producing securities including, corporate bonds, convertible securities, preferred securities, asset-backed securities and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are common known as "junk bonds." These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

The Fund invests its assets in securities rated Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Fund does not invest in securities rated below Caa3 (Moody's) or below CCC- (S&P) at the time of purchase. The Statement of Additional Information contains descriptions of the securities rating categories

.. The Sub-Advisor, Post, applies its investment process based on the belief that superior performance is achieved by identifying three specific attributes:
.. value identification - seeking complex, not closely followed and/or misunderstood credits which have the highest probability of being mispriced by the consensus view. Post looks for what it believes are inefficiencies between the actual value and market price of securities.
.. downside protection based on qualitative analysis - analyzing the potential downside risk of each investment and continuous monitoring of the investment portfolio to attempt to keep unexpected negatives to a minimum.
.. portfolio diversification - maintaining exposure and diversification limits by issue, issuer, security type, duration, maturity and credit rating.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.

MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a two to six-year time frame based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Post has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       N/A                                 N/A
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Lehman Brothers High
 Yield Composite Bond
 Index ................                 XX                                X.XX
 Morningstar High Yield
 Bond Category.........                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.65%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $66   $208  $362  $810

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


The Fund may enter into reverse repurchase agreements to attempt to enhance portfolio return and income. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a specified date and price. The Fund pays interest on this "secured financing" and attempts to make money on the difference between the financing rate and the interest it earns by investing the proceeds of the financing. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


REVERSE REPURCHASE AGREEMENTS. . This strategy involves the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. In addition, reverse repurchase agreements may increase the volatility of the Fund.

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..                N/A                XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                X.XX
 IV-49/(1)/............                                   X.XX
 Lehman Brothers Global
 Real: U.S. TIPS Index                                    X.XX
 MV-27.................                                   X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 29, 2004).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The
  Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  1.36%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.36%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------
                                                                 1     3     5     10
 INSTITUTIONAL CLASS                                          $138  $431  $745  $1635

PREFERRED SECURITIES
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

NON-DIVERSIFIED COMPANY . The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



U.S. GOVERNMENT SPONSORED ENTERPRISES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Spectrum has been the Fund's Sub-Advisor since May 1, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      5.55%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -5.26%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                              X.XX
 Lehman Brothers
 Aggregate Bond Index .                 XX                              X.XX
 Morningstar
 Intermediate-Term Bond
 Category Average......                 XX                              X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold ( May 1, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      0.75%
                                ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES      0.75%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $77   $240  $417  $930

DISCIPLINED LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal has been the Fund's Sub-Advisor since December 30, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.99%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -3.30%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                              X.XX
 S&P 500 Index ........                 XX                              X.XX
 Morningstar Large
 Blend Category Average                 XX                              X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      0.60%
                                ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES      0.60%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $61   $192  $335  $750

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005 this range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


CCI places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. CCI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    10.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -15.51%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..                 XX                                XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                              X.XX
 Russell 1000 Growth
 Index ................                 XX                              X.XX
 Morningstar Large
 Growth Category
 Average ..............                 XX                              X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees..................      0.55%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.55%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $56   $176  $307  $689

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $712 million and $401 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets. Principal may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth stocks typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     15.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.29%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 S&P 500 Index ........                 XX                                X.XX
 Morningstar Large
 Blend Category Average                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.15%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.15%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $15   $48   $85   $192

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark. The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.31%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.10%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                              X.XX
 Russell 1000 Value
 Index ................                 XX                              X.XX
 Morningstar Large
 Value Category Average                 XX                              X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.45%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.45%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $46   $144  $252  $567

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Principal and BHMS as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The portion of Fund assets managed by Principal is invested in stocks that, in the opinion of Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short-term gains.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in kind or in cash among Sub-Advisors.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . A Sub-Advisor may actively trade Fund securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 155.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000. BHMS was added as an additional Sub-Advisor on July 13, 2005.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.*
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     14.96%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.69%
 * During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                         XX                             XX/(1)/
     (AFTER TAXES ON
     DISTRIBUTIONS)....               15.10                             9.19/(1)/
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               11.75                             8.28/(1)/
 Russell Midcap Value
 Index ................                  XX                             12.89
 Morningstar Mid-Cap
 Value Category Average                  XX                             11.04
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).
 ///(1)/ During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholder held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                          INSTITUTIONAL
                              CLASS
 Management Fees.......      0.65%
                             ----
      TOTAL ANNUAL FUND
     OPERATING EXPENSES      0.65%*
  * The expense information as of October 31, 2004 has been restated to reflect current fees.



 EXAMPLES

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $66   $208  $362  $810

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the Standard & Poor's 500 Stock Index ("S&P 500 Index") (as of December 31, 2005 this range was between approximately $712 million and $401 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price became Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.21%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -15.44%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                           PAST 1 YEAR                    PAST 5 YEARS                      LIFE OF FUND*
 INSTITUTIONAL CLASS ...........
                                                XX                             N/A                                XX
     (AFTER TAXES ON
     DISTRIBUTIONS).............              X.XX                            X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND SALE OF
     SHARES)....................              X.XX                            X.XX                              X.XX
 S&P 500 Index .................                XX                              XX                              X.XX
 Morningstar Large Blend
 Category Average...............                XX                              XX                              X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.75%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $77   $240  $417  $930

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2005, the range was between approximately $712 million and $401 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM evaluates investments using quantitative models that evaluate companies' fundamental characteristics to identify those stocks expected to outperform and underperform the index. This proprietary multifactor model has been rigorously tested within the large cap universe in which the Fund invests. GSAM seeks to outperform the index by overweighting those stocks that are attractive according to the multifactor model and underweighting stocks that appear unattractive. GSAM seeks a broad representation in the major sectors of the U.S. economy.


GSAM also uses a proprietary risk model that seeks to create a portfolio that maintains risk, style, capitalization and industry characteristics similar to the S&P 500 Index, as well as similar earnings growth and dividend yield characteristics. GSAM seeks to add value from stock selection rather than sector rotation or market timing strategies.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including Gross Domestic Product ("GDP") growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -17.56%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                              X.XX
 S&P 500 Index ........                 XX                              X.XX
 Morningstar Large
 Blend Category Average                 XX                              X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.45%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.45%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $46   $144  $252  $567

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issues (or securities) that the Sub-Advisor, GMO, believes are fast-growing and whose earnings are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

GMO has been the Sub-Advisor to the Fund since March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.69%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -5.38%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell 1000 Growth
 Index ................                 XX                                X.XX
 S&P 500 Index ........                 XX                                X.XX
 Morningstar Large
 Growth Category
 Average ..............                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies in the Russell 1000 Growth Index (as of December 31, 2005, this range was between approximately $978 million and $357.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.


Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 75.4%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

T. Rowe Price became Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     12.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -18.00%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                             XX                       N/A                           XX
     (AFTER TAXES ON DISTRIBUTIONS)............            X.XX                      X.XX                         X.XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            X.XX                      X.XX                         X.XX
 Russell 1000 Growth Index ........                          XX                        XX                         X.XX
 Morningstar Large Growth Category Average ....              XX                        XX                         X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.74%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.74%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $76   $237  $411  $918

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2005, the range was between approximately $978 million and $357.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rate of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.



American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.

The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors including, but not limited to, the volume of net cash flows and Fund liquidity.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

American Century has been the Fund's Sub-Advisor since December 6, 2000. BNY was added as an additional Sub-Advisor on March 1, 2006.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                    14.51%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q1 '01                                   -19.60%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                             XX                       N/A                           XX
     (AFTER TAXES ON DISTRIBUTIONS)............            X.XX                      X.XX                         X.XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            X.XX                      X.XX                         X.XX
 Russell 1000 Growth Index ....................              XX                        XX                         X.XX
 Morningstar Large Growth Category Average ....              XX                        XX                         X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The Manager has selected BNY as Sub-Advisor for the Fund's "cash buffer." The cash buffer is the receptacle for daily cash flows received as a direct result of transactions (purchases and redemptions) placed by shareholders. BNY will invest the Fund's cash buffer in S&P 500 Index futures contracts with a nominal value equal to the underlying cash buffer account (i.e., no leverage employed). The Manager believes that, over the long term, this strategy will enhance the investment performance of the Fund.

The Manager will, from time to time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors including, but not limited to, the volume of net cash flows and Fund liquidity.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Bernstein has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    15.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.45%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                             XX                       N/A                           XX
     (AFTER TAXES ON DISTRIBUTIONS)............            X.XX                      X.XX                         X.XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            X.XX                      X.XX                         X.XX
 Russell 1000 Value Index .....................              XX                        XX                         X.XX
 Morningstar Large Value Category Average .....              XX                        XX                         X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.78%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.78%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $80   $249  $433  $966

PARTNERS LARGECAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005 this range was between approximately $809 million and $404.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

UBS Global AM has been the Fund's Sub-Advisor since June 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       N/A                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                N/A                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                N/A                                X.XX
 Russell 1000 Value
 Index ................                 XX                                X.XX
 Morningstar Large
 Value Category Average                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.80%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.80%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $82   $255  $444  $990

PARTNERS LARGECAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2005, this range was between approximately $809 million and $404.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Advisor attempts to purchase the stocks of these undervalued companies and hold the stocks until they have returned to favor in the market and their stock price has gone up.


Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Advisor looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges.


The Sub-Advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.


When the Sub-Advisor believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, debt securities of companies, debt obligations of governments and their agencies, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the Sub-Advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade securities in an attempt to achieve its investment objective.


In the event of exceptional market or economic conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or short-term debt securities.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.



TEMPORARY DEFENSIVE STRATEGIES . To the extent the Fund assumes a defensive position, the Fund may succeed in avoiding losses but it will not be pursuing its objective of capital growth and may fail to achieve its investment objective.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

American Century has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                     XX.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                     XX.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                         PAST 1 YEAR             LIFE OF FUND*
 INARUTIONAL CLASS.............              N/A                      XX
 Russell 1000 Value Index** ...               XX                      XX
 Morningstar Large Value
 Category Average**............               XX                      XX
  Index performance does not reflect deductions for fees,
  expenses or taxes.
  *Lifetime results are measured from the date the Institutional Class was first sold (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.85%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.85%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $87   $271  $471  $1,049

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2005, this range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Neuberger Berman has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    14.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.42%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                             XX                       N/A                           XX
     (AFTER TAXES ON DISTRIBUTIONS)............            X.XX                      X.XX                         X.XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            X.XX                      X.XX                         X.XX
 Russell Midcap Value Index ...................              XX                        XX                         X.XX
 Morningstar Mid-Cap Value Category Average ...              XX                        XX                         X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000.).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

PARTNERS MIDCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected GSAM and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2005, the range was between approximately $809 million and $17.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security's exposure and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

MEDIUM CAPITALIZATIONS . Companies with smaller capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

GSAM has been the Fund's Sub-Advisor since December 29, 2003. LA Capital was added as an additional Sub-Advisor on October 3, 2005.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.82%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -1.09%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                 XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....              25.19                              24.91
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...              16.84                              21.37
 Russell Midcap Value
 Index ................                 XX                              12.10
 Morningstar Mid-Cap
 Value Category Average                 XX                              10.82
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold ( December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2005, this range was between approximately $809 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    14.30%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -9.17%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                         XX                                 XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               16.42                               9.67
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               13.03                               8.68
 Russell Midcap Index .                  XX                               9.09
 Morningstar Mid-Cap
 Blend Category Average                  XX                               8.36
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.65%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.65%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $66   $208  $362  $810

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, CCI, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on CCI's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


CCI focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 296.2%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

CCI became the Fund's Sub-Advisor on January 5, 2005.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     17.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -28.41%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                              X.XX
 Russell Midcap Growth
 Index ................                 XX                              X.XX
 Morningstar Mid-Cap
 Growth Category
 Average ..............                 XX                              X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.65%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.65%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $66   $208  $362  $810

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $259 million and $12.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.



Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    17.59%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.70%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 S&P MidCap 400 Index .                 XX                                X.XX
 Morningstar Mid-Cap
 Blend Category Average                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.15%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $15   $48   $85   $192

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005 this range was between approximately $978 million and $17.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 122.0%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Turner has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.25%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '02                                   -18.69%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell Midcap Growth
 Index ................                 XX                                X.XX
 Morningstar Mid-Cap
 Growth Category
 Average ..............                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2005, this range was between approximately $978 million and $17.9 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.
The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations may have a limited operating history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    12.89%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -3.69%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                              X.XX
 Russell Midcap Growth
 Index ................                 XX                              X.XX
 Morningstar Mid-Cap
 Growth Category
 Average ..............                 XX                              X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

PARTNERS MIDCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally invests at least 80% of the Fund's assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell Midcap Growth Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2005, this range was between approximately $978 million and $17.9 billion for the Russell Midcap Growth Index and between approximately $259 million and $12.3 billion for the S&P MidCap 400).

FMR may also invest the Fund's assets in companies with smaller or larger market capitalizations. FMR invests the Fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price-to-earnings or price-to-book ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR uses the Russell Midcap Growth Index as a guide in structuring the Fund and selecting its investments. FMR considers the Fund's security, industry, and market capitalization weightings relative to the Index.


FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity, and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


In addition to the principal investment strategies discussed above, FMR may lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund. FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



MEDIUM CAPITALIZATIONS . Companies with medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries and companies in more developed countries.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.


ADDITIONAL RISKS
.. INITIAL PUBLIC OFFERINGS ("IPOS"). The Fund's purchase of shares issued in
  IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
.. HEDGING STRATEGIES. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.
.. HIGH YIELD SECURITIES. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").
.. MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

FMR has been the Fund's Sub-Advisor since December 29, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                               PAST 1 YEAR                              LIFE OF FUND*
 INSTITUTIONAL CLASS ...........................
                                                                   N/A                                        XX
     (AFTER TAXES ON DISTRIBUTIONS).............                  X.XX                                      X.XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)....................................                  X.XX                                      X.XX
 Russell Midcap Growth Index ...................                    XX                                      X.XX
 Morningstar Mid-Cap Growth Category Average ...                    XX                                      X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of December 31, 2005, this range was between approximately $40 million and $6.0 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Effective December 31, 2004, the Fund' sub-advisor was changed from The Dreyfus Corporation to Mellon Equity Associates, LLP. Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     22.12%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.70%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 S&P SmallCap 600 Index                 XX                                X.XX
 Morningstar Small
 Blend Category Average                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 30, 2002).

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      1.00%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      1.00%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2004

 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Alliance became Sub-Advisor to the Fund on March 29, 2003.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     27.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                   -26.55%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR                PAST 5YEAR                  LIFE OF FUND*
 INSTITUTIONAL CLASS .........................
                                                           XX                        N/A                           XX
     (AFTER TAXES ON DISTRIBUTIONS)...........             XX                         XX                           XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)..................................             XX                         XX                           XX
 Russell 2000 Growth Index ...................             XX                         XX                           XX
 Morningstar Small Growth Category Average ...             XX                         XX                           XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.10%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.10%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $112  $350  $606  $1,340

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital. The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, efficient use of shareholder equity and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '01                                     29.90%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '01                                    -31.17%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                            XX                        N/A                          XX
     (AFTER TAXES ON DISTRIBUTIONS)............             XX                         XX                          XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................             XX                         XX                          XX
 Russell 2000 Growth Index ....................             XX                                                     XX
 Morningstar Small Growth Category Average ....             XX                                                     XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold ( December 6, 2000).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

PARTNERS SMALLCAP GROWTH FUND III
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of December 31, 2005, the range was between approximately $2 million and $9.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Mazama has been the Fund's Sub-Advisor since June 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       N/A                                XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                N/A                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                N/A                              X.XX
 Russell 2500 Growth
 Index ................                 XX                                 1X.XX
 Morningstar Small
 Growth Category
 Average ..............                 XX                              X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  1.10%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  1.10%



 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $112  $350  $606  $1,340

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital. The Manager has selected Ark Asset and LA Capital as Sub-Advisors to the Fund.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.42%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -20.90%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Russell 2000 Value
 Index ................                XX                                  XX
 Morningstar Small
 Value Category Average                XX                                  XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                             1     3     5      10
 INSTITUTIONAL CLASS                      $102  $318  $552  $1,225

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital. The Manager has selected Mellon Equity and Morgan as Sub-Advisors to the Fund.

MAIN STRATEGIES
The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include various valuation and momentum measures. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the portion of the Fund sub-advised by Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.


Morgan may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


In selecting investments for the Fund, the Sub-Advisor, Mellon Equity, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, Mellon Equity selects stocks on a company by company basis. To ensure ample diversification, the portion of the Fund's assets managed by Mellon Equity are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.


Since the Fund has a long-term investment perspective, Mellon Equity does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decisions to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisors, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.

MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operational history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities that may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Companies doing business in emerging markets may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, neither Sub-Advisor can guarantee continued access to IPO offerings and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

Morgan has been the Fund's Sub-Advisor since December 30, 2002. Mellon Equity was added as an additional Sub-Advisor on August 8, 2005.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.26%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:Q1 '03
  -4.37%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
 '                                      XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Russell 2000 Value
 Index ................                 XX                                X.XX
 Morningstar Small
 Value Category Average                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 30, 2002).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
         TOTAL ANNUAL FUND
        OPERATING EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

PARTNERS SMALLCAP VALUE FUND II
The Fund seeks long-term growth of capital. The Manager has selected Dimensional and Vaughan Nelson as Sub-Advisors to the Fund.

MAIN STRATEGIES

As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 10% of the domestic market universe of operating companies at the time of purchase to be small companies. Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting. The Statement of Additional Information has more information Dimensional's use of market capitalization weighted approach for the Fund.


Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of September 30, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub-advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.


Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
^""companies earning a positive economic margin with stable-to-improving returns;
^""companies valued at a discount to their asset value; and ^""companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:
^""value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
^""Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
^""uses fundamental analysis to construct a portfolio of securities that Vaughan
  Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, Fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund asset among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Dimensional has been the Fund's Sub-Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub-Advisor of October 3, 2005.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  QX 'XX                                      X.XX%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       N/A                                 XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                N/A                                 XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                N/A                                 XX
 Russell 2000 Value
 Index ................                 XX                                 XX
 Morningstar Small
 Value Category Average                 XX                                 XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (June 1, 2004).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $102  $318  $552  $1,225

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

Principal-REI has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    17.53%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '04                                    -7.28%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 MSCI US REIT Index ...                XX                                  XX
 Morningstar Specialty
 - Real Estate Category
 Average ..............                XX                                  XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.85%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.85%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $87   $271  $471  $1,049

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    19.83%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.14%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Russell 2000 Index ...                XX                                  XX
 Morningstar Small
 Blend Category Average                XX                                  XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSE THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.75%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $77   $240  $417  $930

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2005, the range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The equity investment philosophy of Principal, the Sub-Advisor, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 203.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     30.18%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -24.11%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Russell 2000 Growth
 Index ................                XX                                  XX
 Morningstar Small
 Growth Category
 Average ..............                XX                                  XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $77   $240  $417  $930

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2005, the market capitalization range of the Index was between approximately $40 million and $6.0 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     19.85%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.65%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ..........................
                                                            XX                        N/A                          XX
     (AFTER TAXES ON DISTRIBUTIONS)............             XX                         XX                          XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................             XX                         XX                          XX
 S&P SmallCap 600 Index .......................             XX                                                     XX
 Morningstar Small Blend Category Average .....             XX                                                     XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.15%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $15   $48   $85   $192

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2005, this range was between approximately $2 million and $3.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of the Sub-Advisor, Principal, is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage its stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . Investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 156.2%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal has been the Fund's Sub-Advisor since December 6, 2000.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     23.22%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.10%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                       XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                XX                                  XX
 Russell 2000 Value
 Index ................                XX                                  XX
 Morningstar Small
 Value Category Average                XX                                  XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      0.75%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------
                                                                 1     3     5    10
 INSTITUTIONAL CLASS                                          $77   $240  $417  $930

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security. Principal invests in securities of companies without regard to the company's market capitalization. (Market capitalization is defined as total current market value of a company's outstanding common stock.)


The Fund may actively trade securities in an attempt to achieve its investment objective.


MAIN RISKS
As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs, which may have an adverse impact on the Fund's performance and may increase taxable distributions. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 128.8%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '03                                    17.71%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -18.68%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 Citigroup BMI Global
 ex-US Index/(1)/......                 XX                                X.XX
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........                 XX                                X.XX
 Morningstar Foreign
 Large Blend Category
 Average ..............                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The
  Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees......................  0.90%
                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES  0.90%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $92   $287  $498  $1,108

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal has been the Fund's Sub-Advisor since December 6, 2000.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                     21.92%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -16.08%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                        XX                                  XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                                X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                                X.XX
 MSCI Emerging Markets
 Free Index - NDTR/(1)/                 XX                                X.XX
 MSCI Emerging Markets
 Free Index - ID ......                 XX                                X.XX
 Morningstar
 Diversified Emerging
 Markets Category
 Average ..............                 XX                                X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 **
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The
  Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees.....................  1.35%
                                       ----
          TOTAL ANNUAL FUND OPERATING
                             EXPENSES  1.35%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------
                                                                 1     3     5      10
 INSTITUTIONAL CLASS                                          $137  $428  $739  $1,624

INTERNATIONAL GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The annualized portfolio turnover rate for the Fund for the six month period ended April 30, 2005 was 163.1%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

THE YEAR-TO-DATE RETURN AS OF DECEMBER 31, 2005 FOR THE INSTITUTIONAL CLASS
IS XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    18.41%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -21.38%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                       PAST 1 YEAR               PAST 5 YEARS                 LIFE OF FUND*
 INSTITUTIONAL CLASS ................ .......                XX                       N/A                           XX
     (AFTER TAXES ON DISTRIBUTIONS)............            X.XX                      X.XX                         X.XX
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................            X.XX                      X.XX                         X.XX
 CITI SSB World Ex-US BMI Growth Index/(1)/ ...              XX                        XX                         X.XX
 MSCI EAFE (Europe, Australia, Far East) Index
 - ND..........................................              XX                        XX                         X.XX
 Morningstar Foreign Large Growth Category
 Average ......................................              XX                        XX                         X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 * Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).
 ///(//1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS GLOBAL EQUITY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund invests in a diversified portfolio of equity securities of companies located or operating in developed countries and emerging markets of the world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

The Sub-Advisor, Morgan, selects companies on the basis of fundamental, thematic and quantitative analysis. The analysis is performed by:
.. the locally based regional specialists who provide local market insights, including an assessment of:
  . Business characteristics: recurring demand for product and identifiable competitive advantage;
  . Financial characteristics: cash flow generation and improving returns on capital;
  . Management factors: focus on shareholder return and long-term strategic planning; and
  . Valuation: earnings and return based.
.. the global sector specialists who provide global industry insights and build upon the local market analysis by seeking to determine which are the best stock ideas in each industry globally; and
.. the portfolio construction team which captures the analysis done by the local and global teams and constructs a portfolio.

The Sub-Advisor may sell a stock for the following reasons:
.. the global sector specialist downgrades a company (e.g. relative outperformance leads to a less attractive valuation; or .. portfolio construction issues in terms of stock, sector or country weightings.

MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Morgan has been the Fund's Sub-Advisor since March 1, 2005. As the shares of the Fund were first offered for sale on March 1, 2005, historical performance data is limited. The year-to-date return as of December 31, 2005 for the Institutional Class is 5.70%.

FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES

                                   INSTITUTIONAL
                                       CLASS
 Management Fees.................      0.95%
                                       ----
      TOTAL ANNUAL FUND OPERATING
                         EXPENSES      0.95%

  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF MARCH1, 2005

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 INSTITUTIONAL CLASS                                                                 $97   $303  $525  $1,166

PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Sub-Advisor, FMR, normally invests the Fund's assets primarily in non-U.S. securities. FMR normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries and companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

FMR has been the Fund's Sub-Advisor since December 29, 2003.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q4 '04                                    14.66%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '04                                    -0.28%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                         XX                                 XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               20.15                              20.51
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               13.45                              17.58
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND ...........                  XX                              20.25
 Morningstar Foreign
 Large Blend Category
 Average ..............                  XX                              17.31
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (December 29, 2003).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.10%
                                    ----
   TOTAL ANNUAL FUND OPERATING
                      EXPENSES      1.10%



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The

 Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is more subject to the risks associated with an investment in fixed-income securities than to those associated with an investment in equity securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS

The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").

U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      8.72%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -5.44%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      XX                                    XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                               X.XX
 S&P 500 Index ........               XX                                  X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                  X.XX
 Morningstar
 Conservative
 Allocation Category
 Average ..............               XX                                  X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                               1     3     5    10
 INSTITUTIONAL CLASS                        $13   $40   $69   $157

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

 Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    10.34%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -7.56%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      XX                                    XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                               X.XX
 S&P 500 Index ........               XX                                  X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                  X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............               XX                                  X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                               1     3     5    10
 INSTITUTIONAL CLASS                        $13   $40   $69   $157

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . An underlying fund may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks").



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    11.44%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -9.97%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      XX                                    XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                               X.XX
 S&P 500 Index ........               XX                                  X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                  X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............               XX                                  X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                               1     3     5    10
 INSTITUTIONAL CLASS                        $13   $40   $69   $157

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

 Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The net asset value of the Fund's shares is affected by changes in the value of the securities it owns.
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . An underlying fund may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . An underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds


      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    12.49%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -12.08%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      XX                                    XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                               X.XX
 S&P 500 Index ........               XX                                  X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                  X.XX
 Morningstar Moderate
 Allocation Category
 Average ..............               XX                                  X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                               1     3     5    10
 INSTITUTIONAL CLASS                        $13   $40   $69   $157

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with an investment in equity securities than to those associated with an investment in fixed income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of the Funds' shareholders.

MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small or medium capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The underlying funds may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to an underlying fund that allocates more of its portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The underlying funds may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The underlying funds may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the underlying funds and, therefore, the Fund. However, the Fund's performance could be worse than if the underlying funds had not used such instruments if the Sub-Advisor's judgment proves incorrect. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; use of them by the underlying funds could lower Fund total return; and the potential loss from the use of futures can exceed an underlying fund's initial investment in such contracts.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain
  Investment Strategies and Related Risks").
.. U.S. Government Sponsored Enterprises. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                    13.63%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                   -14.68%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                   PAST 1 YEAR                        LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                      XX                                    XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....                X.XX                               X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...                X.XX                               X.XX
 S&P 500 Index ........               XX                                  X.XX
 Lehman Brothers
 Aggregate Bond Index .               XX                                  X.XX
 Morningstar Large
 Blend Category Average               XX                                  X.XX
  After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  Lifetime results are measured from the date the Institutional Class shares were first sold
  (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005


 Management Fees ...................        0.1225%
                                            ------
         TOTAL ANNUAL FUND OPERATING
                            EXPENSES        0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                     NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------
                                               1     3     5    10
 INSTITUTIONAL CLASS                        $13   $40   $69   $157

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see "High Yield Securities" in the section of the Prospectus entitled "Certain Investment Strategies and Related Risks")



U.S. GOVERNMENT SPONSORED ENTERPRISES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is affected by change in the value of the securities it owns. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

.. Foreign investing. The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). An underlying fund's purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Principal has been the Fund's Sub-Advisor since March 1, 2001.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

        Bar chart updated through 12/31/05 will be filed by amendment

The year-to-date return as of December 31, 2005 for the Institutional Class is XX%.
  HIGHEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q2 '03                                      7.04%
  LOWEST RETURN FOR A QUARTER DURING THE PERIOD OF THE BAR CHART ABOVE:
  Q3 '02                                    -3.33%


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                  PAST 1 YEAR                       LIFE OF FUND*
 INSTITUTIONAL CLASS ..
                                     XX                                   XX
     (AFTER TAXES ON
     DISTRIBUTIONS)....               X.XX                              X.XX
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               X.XX                              X.XX
 S&P 500 Index ........              XX                                 X.XX
 Lehman Brothers
 Aggregate Bond Index .              XX                                 X.XX
 Morningstar
 Conservative
 Allocation Category
 Average ..............              XX                                 X.XX
 After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
  Index performance does not reflect deductions for fees, expenses or taxes.
 *Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).


FEES AND EXPENSES OF THE FUND
The shares of the Fund are sold without a front-end sales charge and do not have a contingent deferred sales charge.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS OF OCTOBER 31, 2005

                                          INSTITUTIONAL
                                              CLASS
 Management Fees .................           0.1225%
                                             ------
       TOTAL ANNUAL FUND OPERATING
                          EXPENSES           0.1225%
  The Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.00%. The fund's investment return is net of the underlying funds' operating expenses.



 EXAMPLE
 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The

 Example also assumes that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS

The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g. interest on reverse repurchase agreements) that are allocated to all classes of the Funds.


ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.

.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES


MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.


Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


REVERSE REPURCHASE AGREEMENTS
A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the repurchase agreement minimizes this effect.

CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities and High Yield Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative. The Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040 and Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;

.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

EXCHANGE TRADED FUNDS (ETFS)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to rack a particular market index. The Funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the Diversified International, International Emerging Markets, International Growth, Partners Global Equity and Partners International Funds may invest Fund assets in securities of foreign companies. The other Funds (except Government & High Quality Bond Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments.

Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government & High Quality Bond Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond and Ultra Short Bond Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.


TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each LifeTime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the Institutional Class shares of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a LifeTime Fund is more costly than investing directly in shares of the underlying funds.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS

The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager. Information regarding Sub-Advisors and individual portfolio managers is set forth below. The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in each of the Funds.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $XXX billion in assets as of December 31, 2005. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working toward a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $XXX billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.





MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $XXX billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams
           Partners LargeCap Value II   Brendan Healy
                                        Mark Mallon
                                        Charles A. Ritter





BRENDAN HEALY, CFA . Mr. Healy, Portfolio Manager, has been a member of the team that manages Large Company Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor's degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas-Austin. He has earned the right to use the Chartered Financial Analyst designation.



E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



MARK MALLON, CFA . Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a Bachelor of Arts from Westminster College and an MBA from Cornell University. He has earned the right to use the Chartered Financial Analyst designation.



CHARLES A. RITTER, CFA . Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Company Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor's degree in Mathematics and a Master's degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of November 30, 2005, Ark Asset managed $16.7 billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at The IBM Retirement Funds. He earned a BS from the University of Southern California.


SUB-ADVISOR: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is 2200

         Ross Avenue, 31st Floor, Dallas, Texas 75201. At October 31, 2005, BHMS had approximately $53 billion in assets under management.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           MidCap Value                 James P. Barrow
                                        Mark Giambrone




The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.



JAMES P. BARROW . During Mr. Barrow's 43-year investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973 re joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.



MARK GIAMBRONE, CPA . Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his 13-year career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.

SUB-ADVISOR:  BNY Investment Advisors ("BNY") is located at 1633 Broadway,
              New York, New York, _____________________________________
              As of December 31, 2005, BNY had approximately $_____ in assets under management.

                                                DAY-TO-DAY
        FUND                                    FUND MANAGEMENT
        ----                                    ---------------
        Partners LargeCap Growth Fund II        Kurt Zyla

        Partners LargeCap Value Fund            Kurt Zyla


KURT ZYLA. Mr. Zyla is a Portfolio Manager and Managing Director of BNY. He joined BNY in 1989. Prior to his current position, he was employed by BNY in a number of capacities. ______________________________________________________


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $XX billion in assets under management.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza
           MidCap Growth                Clifford G. Fox





CLIFFORD G. FOX, CFA . Mr. Fox, portfolio manager, joined CCI in 1992. He had previously served as Vice President of Equity Investments at General Reinsurance Corporation. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2005, Dimensional and its subsidiaries managed approximately $XX billion in assets.

Investment strategy decisions for the portion of the Partners SmallCap Value Fund II sub-advised by Dimensional are made by the Investment Committee of Dimensional, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is primarily composed of officers and directors of Dimensional who are elected annually. Dimensional provides the Fund with a trading department and selects brokers and dealers to effect securities transactions.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a wholly-owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $XX billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.



KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees' Retirement System (1985-1992). He earned a BA in Economics from Millersville University.


Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.



JOSEPH W. GARNER . Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce's Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR managed approximately $XXX billion in discretionary assets. As of December 31, 2005, FMRC managed approximately $XXX trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez
           Partners MidCap Growth II    Bahaa W. Fam





BAHAA W. FAM . Mr. Fam is a vice president and a portfolio manager for Fidelity Management & Research Company. Mr. Fam joined Fidelity in 1994 and served as the firm's director of quantitative research from 1998-2004. Mr. Fam received a BS in electrical engineering/computer science from John Hopkins University and an MS with a concentration in optimization theory and economic systems, also from Johns Hopkins.



CESAR E. HERNANDEZ, CFA . Mr. Hernandez is a Senior Vice President and Portfolio Manager at Fidelity Investments. He developed the Select International discipline at Fidelity and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline's inception. Mr. Hernandez earned his B.S from the Universidad Simon Bolivar and his M.B.A from Babson College. He is a CFA charterholder and a member of the Boston Security Analysts Society.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $XXX billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Sean Gallagher
                                        Lisa Parisi
                                        Edward Perkin
                                        Eileen Rominger

DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Pope Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



SEAN GALLAGHER . Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



LISA PARISI . Ms. Parisi is a Managing Director and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

EDWARD PERKIN. . Mr. Perkin is a Vice President and Portfolio Manager at GSAM. Mr. Perkin joined GSAM as a research analyst in June 2002. He became a portfolio manager in June 2004. From August 2000 to May 2002, Mr. Perkin earned his MBA at Columbia Business School, during which time he served as a research intern for Fidelity Investments and Gabelli Asset Management. From September 1997 to May 2000, Mr. Perkin was a senior research analyst for a subsidiary of Fiserv, where he oversaw all matters related to compliance and historical market data.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2005, GMO managed $XXX billion in client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy





CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.


Day-to-day management of the Fund is the responsibility of the Quantitative Division comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division's team members work collaboratively to manage the fund's portfolio.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned a BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



ROBERT SOUCY . Mr. Soucy is the senior member of the team who allocates the portfolio among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolio, and monitors cash flows.


Mr. Soucy has served as the senior member of the Fund's portfolio management team since 2004. At GMO, Mr. Soucy is responsible for the portfolio management of all U.S. quantitative equities portfolios. He has served as director of U.S.

equity management since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.


The SAI contains other information about how GMO determines the compensation of the team's senior member, other accounts managed by the team's senior member, and ownership of mutual fund shares by the team's senior member.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2005, Morgan had total combined assets under management of approximately $XXX billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Global Equity       Matthew Beesley
                                        Edward Walker
                                        Howard Williams
           Partners SmallCap Value I    Christopher T. Blum
                                        Dennis S. Ruhl





MATTHEW BEESLEY, CFA . Mr. Beesley is a portfolio manager in the Global Portfolios Group, based in London. An employee since 2002, he was previously a portfolio manager at Merrill Lynch Investment Managers, responsible for global equity mandates. Prior to this, Mr. Beesley was a global and emerging markets equity analyst. He holds a BA (Hons) in Politics and Modern History from the University of Manchester and is a CFA Charterholder.



CHRISTOPHER T. BLUM, CFA . Managing Director of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.



DENNIS S. RUHL, CFA . Mr. Ruhl, Vice President of Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor's degrees in Mathematics and Computer Science and a Master's degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.



EDWARD WALKER, CFA . Mr. Walker is a portfolio manager in the Global Portfolios Group, based on London. He is manager of the JP Morgan Fleming Overseas Investment Trust, open-ended global retail funds and co-manages the JPMorgan Total Return Fund. Previously Mr. Walker held a range of analyst positions, most recently as the global sector specialist responsible for technology. He joined the Global Portfolios group in 1997 as a graduate trainee and holds an MA in Economics from Cambridge University. He has earned the right to use the Chartered Financial Analyst designation.

HOWARD WILLIAMS . Mr. Williams is a managing director and head of the Global Portfolios Group, based in London, responsible for multi-market investment in JPMorgan Fleming. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to this, he managed global invested offshore pension funds. Mr. Williams also was with Kleinwort Benson Investment Management and with James Capel & Co. He holds an MA in Geography from Cambridge University.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2005, LA Capital had assets under management of approximately $XX billion.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value I      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens
           Partners SmallCap Value      David R. Borger
                                        Christine M. Kugler
                                        Stuart K. Matsuda
                                        Hal W. Reynolds
                                        Thomas D. Stevens





DAVID R. BORGER, CFA . Director of Research and Principal, L.A. Capital. Mr. Borger co-founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm's proprietary stock selection model). Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Assoicates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analsyst designation.



CHRISTINE M. KUGLER . Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.



STUART K. MATSUDA . Director of Trading and Principal, L.A. Capital. Mr. Matsuda co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.



HAL W. REYNOLDS, CFA . Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm's asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

THOMAS D. STEVENS, CFA . Chairman and Principal, L.A. Capital. Mr. Stevens co-founded L.A. Capital in 2002. Prior to co-founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $XXX billion as of December 31, 2005.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Ronald A. Sauer




STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.



RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2005, Mellon Equity managed approximately $XXX billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Peter D. Goslin
           Partners SmallCap Value I    Ronald P. Gala
                                        Peter D. Goslin






RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.



PETER D. GOSLIN, CFA . Mr. Goslin is a Vice President and Portfolio Manager with Mellon Equity. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill's S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.



ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.



JOHN O'TOOLE, CFA . Senior Vice President of Mellon Equity since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $XXX billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        S. Basu Mullick

S. BASU MULLICK . Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. He is manager of mid- to large-cap value Partners Fund and mid-cap value strategy totaling $5.4 billion in assets. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned a MA in Economics and a Ph.D., ABD Finance from Rutgers University.


SUB-ADVISOR: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2005, Post had $XX billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           High Yield                   Scott Klein
                                        Lawrence A. Post
                                        Allan Schweitzer





SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post founded Post Advisory Group in 1992. Post was purchased by Principal in 2004. Mr. Post has over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.




                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Mustafa Sagun
                                                Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Government & High Quality Bond       Brad Fredericks
                                                Lisa A. Stange
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International Growth                 Steve Larson
                                                John Pihlblad
           LargeCap S&P 500 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap S&P 400 Index                 Dirk Laschanzky
                                                Mariateresa Monaco
           MidCap Value                         Dirk Laschanzky
                                                Jeff Schwarte
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           Short-Term Bond                      Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           SmallCap Blend                       Todd Sanders
           SmallCap Growth                      Mariateresa Monaco
           SmallCap S&P 600 Index               Dirk Laschanzky
                                                Mariateresa Monaco
           SmallCap Value                       Thomas Morabito
           Ultra Short Bond                     Zeid Ayer
           f/k/a                                Craig Dawson
           Capital Preservation

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a PhD in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes in the analysis of international technology companies and is also responsible for coordinating portfolio rebalancing and the application of Principal's Global Research Platform. Previously, he was with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

STEVEN LARSON, CFA. . Mr. Larson is an associate portfolio manager and equity analyst for Principal. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. Prior to that, he was Manager of the Investment Analytics Group at First American Asset Management. He received an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He is a member of the Association for Investment Management and Research (AIMR) and has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARIATERESA MONACO . Ms. Monaco is an associate portfolio manager at Principal. Joining Principal in 2005, she works with the asset allocation and indexed funds. Most recently, she was a quantitative equity analyst at Fidelity Management in Boston. During her 10-year career with Fidelity, she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master's degree in Electrical Engineering from Northeastern University. She also earned a Master's degree in Electrical Engineering from Politecnico di Torino, Italy, and a diploma in Piano from the Conservatorio di Torino, Italy.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin

American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.



LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal's global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $XXX billion in asset under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.

BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $XXX billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information provides further information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
           Partners LargeCap Growth I   Robert W. Sharps





ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.


The Partners LargeCap Blend Fund Fund has an Investment Advisory Committee with the following members: William J. Stromberg, Director of Equity Research and Chairman; Kennard W. Allen; Jeffrey W. Arricale; Laurie M. Bertner; David R. Giroux; Ann M. Holcomb; Michael W. Holton; Charles G. Pepin; Joshua K. Spencer; and Richard T. Whitney, Director of Systematic Research. Mr. Stromberg has day-to-day responsibility for managing the portfolio and works with the Committee and a group of T. Rowe Price equity research analysts in developing and executing the Fund's investment program. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $XXX billion in assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at One North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $XXX billion in assets and the Group managed approximately $XXX billion in assets.

The day-to-day portfolio management for some of the Funds listed below is shared by two or more portfolio managers. In each such case the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Thomas M. Cole
                                        Thomas J. Digenan
                                        Scott C. Hazen
                                        John C. Leonard
           Partners SmallCap Growth II  Paul A. Graham, Jr.
                                        David N. Wabnik





THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



SCOTT C. HAZEN, CFA . Mr. Hazen joined UBS Global AM in 1992 and participates in the analysis and development of U.S. Equity portfolios. Prior to joining the portfolio management team in 2004, Mr. Hazen served as a member of the firm's global investment team responsible for providing client service and relationship management to the firm's clients. He earned a BBA from the University of Notre Dame and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Investment Analysts Society of Chicago.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, As of December 31, 2005, Vaughan Nelson had approximately $XXX billion in assets under management.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value II   Mark J. Roach
                                        Chris D. Wallis
                                        Scott J. Weber

MARK J. ROACH . Mr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson, he was a security analyst for USAA Investment Management Company from 2001 to 2003, and an equity analyst with Fifth Third Bank from 1999 to 2001. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A. from the University of Chicago. He has over 13 years of investment management and research experience.



CHRIS D. WALLIS, CFA . Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. fro Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 13 years of investment/financial analysis and accounting experience.



SCOTT J. WEBER . Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over eight years of investment management and financial analysis experience.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $XXX billion of client assets.

The portfolio managers listed below operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. The Statement of Additional Information provides further information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Fund.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier





MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


THE SUB-SUB-ADVISORS
Principal Global Investors, LLC ("Principal") has entered into sub-sub-advisory agreements for various Funds. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of Principal for a certain portion of the Fund's assets. The sub-sub-advisor is paid a fee by Principal.

Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.


Post is an investment advisory firm that was founded in 1992 and is registered as an investment adviser under the Advisers Act. It is an affiliate of the Manager and Principal and a member of the Principal Financial Group. Post's address is 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025. As of December 31, 2004, Post had approximately $6.4 billion in assets under management. The following people serve as co-portfolio managers for the portion of the portfolios allocated to Post:



SCOTT KLEIN . Mr. Klein is a managing director for Post. Prior to joining Post's predecessor in 1997, he spent five years as a bankruptcy attorney and then serving as vice president at Dabney Resnick Imperial. Mr. Klein holds a Bachelor's degree in Economics from the University of Pennsylvania's Wharton School of Business and a J.D. from the University of California, Los Angeles School of Law.



LAWRENCE A. POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



ALLAN SCHWEITZER . Mr. Schweitzer is a Managing Director at Post. Prior to joining Post in 2000, he was a senior high yield analyst at Trust Company of the West ("TCW"). Prior to TCW, he was a high yield research analyst at Putnam Investments. Mr. Schweitzer received a Bachelor's degree in Business Administration from Washington University at St. Louis and his Master's in Business Administration from the University of Chicago with a concentration in analytical finance and international economics.


DUTIES OF THE MANAGER AND SUB-ADVISOR
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage
       Securities              0.55%     Partners MidCap Growth I      1.00%
       Disciplined LargeCap
       Blend                   0.60%     Partners MidCap Value         1.00%
       Diversified
       International           0.90%     Partners SmallCap Blend       1.00%
       Government & High
       Quality Bond
       f/k/a Government                  Partners SmallCap Growth
       Securities              0.40%     I                             1.10%
       High Quality
       Intermediate-Term                 Partners SmallCap Growth
       Bond                    0.40%     II                            1.00%
       International                     Partners SmallCap Growth
       Emerging Markets        1.35%     III                           1.10%
       International Growth    1.00%     Partners SmallCap Value       1.00%
                                         Partners SmallCap Value
       LargeCap Growth         0.55%     I                             1.00%
       LargeCap S&P 500                  Partners SmallCap Value
       Index                   0.15%     II                            1.00%
       LargeCap Value          0.45%     Principal LifeTime 2010     0.1225%
       MidCap Blend            0.65%     Principal LifeTime 2020     0.1225%
       MidCap Growth           0.65%     Principal LifeTime 2030     0.1225%
       MidCap S&P 400 Index    0.15%     Principal LifeTime 2040     0.1225%
       MidCap Value            0.65%     Principal LifeTime 2050     0.1225%
                                         Principal Lifetime
       Money Market            0.40%     Strategic Income            0.1225%
       Partners LargeCap
       Blend                   0.75%     Preferred Securities          0.75%
       Partners LargeCap
       Blend I                 0.45%     Real Estate Securities        0.85%
                                         Short-Term Bond
       Partners LargeCap                 f/k/a High Quality
       Growth                  1.00%     Short-Term Bond               0.40%
       Partners LargeCap
       Growth I                0.75%     SmallCap Blend                0.75%
       Partners LargeCap
       Growth II               1.00%     SmallCap Growth               0.75%
       Partners LargeCap
       Value                   0.80%     SmallCap S&P 600 Index        0.15%
       Partners LargeCap
       Value I                 0.80%     SmallCap Value                0.75%
       Partners MidCap                   Ultra Short Bond f/k/a
       Growth                  1.00%     Capital Preservation          0.40%*
                                         * Period from November 1, 2003 to
                                         July 29, 2004 management fee was
                                         0.52%

The following Funds have each entered into agreements with the Manager under which the Fund will pay the Manager (an annual rate calculated as a percentage of the average daily net assets) as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
High Yield                       0.65%       0.63%       0.61%        0.60%
Inflation Protection             0.40        0.38        0.36         0.35
Partners Global Equity           0.95        0.93        0.91         0.90
Partners LargeCap Value II       0.85        0.83        0.81         0.80
Partners MidCap Growth II        1.00        0.98        0.96         0.95




The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund's reliance on the order; however, only the Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I,Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend,Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value and Partners SmallCap Value I Funds intend to rely on the order.

PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors.

.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund's NAV are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11:00 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund's NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

  The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Institutional Class shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.


REDEMPTION OF FUND SHARES

You may redeem shares of the Funds upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law


EXCHANGE OF FUND SHARES

Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay their net investment income to shareholders of record on the business day prior to the payment date: The payment schedule is as follows:

.. The Bond & Mortgage Securities, Government & High Quality Bond, Inflation
  Protection and Short-Term Bond Funds pay their net investment income on a monthly basis. The payment date is the last business day of each month.
.. The Preferred Securities and Real Estate Securities Funds pay their net investment income on a quarterly basis. The payment date is the last business day of March, June, September and December.
.. The other Funds (except Money Market and Ultra Short Bond) pay their net investment income on an annual basis. The payment date is the last business day of the year.

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Dividend and capital gain distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund.


The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

The Ultra Short Bond Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates, consequently, differences, if any, will be included in the calculation of subsequent dividends. On the 20th of each month (or the previous business day) the Fund will pay out its accumulated declared dividends. Your dividend will be reinvested back into additional shares of the Fund.

FUND ACCOUNT INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
The Funds are not designed for frequent trading or market timing activity. The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the Funds by;
  . forcing the Fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the Fund; and .. Increase expenses of the Fund due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we not able to identify such abusive trading practices, the abuses described above will negatively impact the Fund.


We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting exchange instructions from shareholder or other person authorized by the shareholder to direct exchanges;
.. Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of exchanges during a year;
.. Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse exchange. We will give you notice in writing in this instance.


SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;

.. if a sales proceeds check is payable to other than the account shareholder(s); .. to change ownership of an account;
.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS

Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information for the Funds described in this Prospectus as of the end of each calendar quarter for each of the portfolios. The information will include all of each Fund's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website. Also, from time to time, information relating to the impact of specific events, such as national disasters, corporate debt defaults, or similiar events, on a Fund's portfolio will be published on the website.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions).


The financial statements for the Funds (except those for the six month period ended April 30, 2005, which are unaudited) were audited by Ernst & Young LLP, whose report, along with the financial statements, is included in the most recent annual report for the Fund. To receive a copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-247-4123.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's. The date that these shares were first offered for sale is shown. The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

Performance information for Appendix A, updated through 12/31/05, will be filed by amendment.

IMPORTANT NOTES TO THE APPENDIX


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged index composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS HIGH YIELD COMPOSITE BOND INDEX is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. government). These bonds also must have maturities of 1 to 3 years.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR HIGH YIELD BOND CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer high yields than other types of funds - but they are also more vulnerable to economic and credit risk.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

 ADDITIONAL INFORMATION


Additional information about the Fund (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated ___________________________________________ which is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its Statement of Additional Information and annual and semi-annual reports available, free of charge, on http://www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                         PRINCIPAL INVESTORS FUND, INC.


                      STATEMENT OF ADDITIONAL INFORMATION


                   dated ____________________________________


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated ___________________________________, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders, for the fiscal year ended October 31, 2005 as well as the financial statements and schedules of investments included in the Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2005, which are unaudited, are hereby incorporated by reference into and are legally a part of this SAI.


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   Principal Investors Fund, Inc.
   Principal Financial Group
   Des Moines IA 50392-2080

The prospectuses for Classes A & B shares, Class J shares, Select, Preferred, Advisors Signature, Advisors Select and Advisors Preferred share classes may be viewed at www.principal.com.

                               TABLE OF CONTENTS

Fund History............................................................

Description of the Fund's Investments and Risks.........................

Management..............................................................

Control Persons and Principal Holders of Securities.....................

Investment Advisory and Other Services..................................

Multiple Class Structure................................................

Brokerage Allocation and Other Practices................................

Purchase and Redemption of Shares.......................................

Pricing of Shares .......................................................

Taxation of the Funds...................................................

Calculation of Performance Data.........................................

Portfolio Holdings Disclosure...........................................

General Information.....................................................

Financial Statements....................................................


Principal Investors Fund                                                1
www.principal.com

Disclosure Regarding Portfolio Managers.................................

Appendix A - Description of Bond Ratings ................................

Appendix B - Proxy Voting Policies ......................................

Appendix C - Portfolio Manager Information ..............................







2                                                Principal Investors Fund
                                                          1-800-547-7754

FUND HISTORY


The Principal Investors Fund ("the Registrant") is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds". Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy and management team. Each of the Funds is diversified except Preferred Securities Fund which is non-diversified.


The Fund was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000.


The Articles of Incorporation have been amended from time to time. Some amendments added or changed the names of Funds or added classes of shares. Those amendments are as follows:
.. September 14, 2000 to add the Bond & Mortgage Securities, Government
  Securities, High Quality Intermediate Term Bond, High Quality Long Term Bond, High Quality Short Term Bond, International I, International II, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Real Estate, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds;
.. December 13, 2001 to add the LifeTime 2010, LifeTime 2020, LifeTime 2030,
  LifeTime 2040, LifeTime 2050, LifeTime Strategic Income Funds (referred to herein as the "Principal LifeTime" Funds) and Partners SmallCap Value Fund;
.. March 14, 2001 to add the Capital Preservation Fund;
.. April 17, 2002 to add the Preferred Securities Fund;
.. September 26, 2002 to add the LargeCap Blend I, Partners LargeCap Growth,
  Partners SmallCap Blend and Partners SmallCap Value I Funds and to change the name of the LargeCap Blend Fund to Partners LargeCap Blend Fund I;
.. September 18, 2003 to add the Partners International, Partners MidCap Growth I and Partners MidCap Value I Funds;

.. February 3, 2004 to change the name of the Real Estate Fund to Real Estate
  Securities Fund;
.. March 8, 2004 to add the Partners LargeCap Value Fund I, Partners SmallCap
  Growth Fund III and Partners SmallCap Value Fund II;
.. June 21, 2004 to add the Advisors Signature Class and the High Yield Fund and
  the Partners LargeCap Value Fund II;
.. September 13, 2004 to add Inflation Protection Fund and Partners MidCap Growth
  Fund II;
.. December 16, 2004 to add Class A and Class B shares, add the Equity Income,
  Partners Global Equity and Tax-Exempt Bond Funds, change the name of International Fund I to Diversified International, change the name of International II to International Growth and change the name of LargeCap Blend I to Disciplined LargeCap Blend;
.. February 4, 2005 to add Class A and Class B shares to the Disciplined LargeCap
  Blend; and
.. May 23, 2005 to change the name of the Capital Preservation Fund to Ultra
  Short Bond Fund.
.. September 30, 2005 to change the name of the High Quality Short-Term Bond Fund to Short-Term Bond Fund.
.. September 30, 2005 to change the name of the Government Securities Fund to
  Government & High Quality Bond Fund; and
.. _______________ to add Class B shares to the Principal LifeTime 2050 Fund and
  Principal LifeTime Strategic Income Fund and to add Class A shares to the
  Ultra Short Bond Fund."

Classes offered by each Fund are shown in the table below.


                                             CLASS  CLASS  CLASS  ADVISORS   ADVISORS  ADVISORS
                 FUND NAME                     A      B      J    PREFERRED   SELECT   SIGNATURE  PREFERRED  SELECT
                 ---------                   -----  -----  -----  ---------  --------  ---------  ---------  ------
 Bond & Mortgage Securities Fund               X      X      X        X         X          X          X        X
 Disciplined LargeCap Blend
 f/k/a LargeCap Blend Fund I                   X      X               X         X          X          X        X
 Diversified International Fund
 f/k/a International Fund I                    X      X      X        X         X          X          X        X
 Equity Income Fund                            X      X
 Government & High Quality Bond Fund f/k/a
 Government Securities Fund                    X      X      X        X         X          X          X        X
 High Quality Intermediate-Term Bond Fund                    X        X         X          X          X        X
 High Yield Fund
 Inflation Protection Fund                     X             X        X         X          X          X        X
 International Emerging Markets Fund           X      X      X        X         X          X          X        X
 International Growth Fund
 f/k/a International Fund II                                 X        X         X          X          X        X
 LargeCap Growth Fund                          X      X      X        X         X          X          X        X
 LargeCap S&P 500 Index Fund                   X             X        X         X          X          X        X
 LargeCap Value Fund                           X      X      X        X         X          X          X        X
 MidCap Blend Fund                             X      X      X        X         X          X          X        X
 MidCap Growth Fund                                          X        X         X          X          X        X
 MidCap S&P 400 Index Fund                                   X        X         X          X          X        X
 MidCap Value Fund                                           X        X         X          X          X        X
 Money Market Fund                             X      X      X        X         X          X          X        X
 Partners Global Equity Fund                                          X         X          X          X        X
 Partners International Fund                                          X         X          X          X        X
 Partners LargeCap Blend Fund                  X      X      X        X         X          X          X        X
 Partners LargeCap Blend Fund I                X      X      X        X         X          X          X        X
 Partners LargeCap Growth Fund                               X        X         X          X          X        X
 Partners LargeCap Growth Fund I               X      X      X        X         X          X          X        X
 Partners LargeCap Growth Fund II              X             X        X         X          X          X        X
 Partners LargeCap Value Fund                  X      X      X        X         X          X          X        X
 Partners LargeCap Value Fund I                                       X         X          X          X        X
 Partners LargeCap Value Fund II                                      X         X          X          X        X
 Partners MidCap Growth Fund                   X      X      X        X         X          X          X        X
 Partners MidCap Growth Fund I                 X                      X         X          X          X        X
 Partners MidCap Growth Fund II                                       X         X          X          X        X
 Partners MidCap Value Fund                    X      X      X        X         X          X          X        X
 Partners MidCap Value Fund I                                         X         X          X          X        X
 Partners SmallCap Blend Fund                                         X         X          X          X        X
 Partners SmallCap Growth Fund I                             X        X         X          X          X        X
 Partners SmallCap Growth Fund II              X      X      X        X         X          X          X        X
 Partners SmallCap Growth Fund III                                    X         X          X          X        X
 Partners SmallCap Value Fund                                X        X         X          X          X        X
 Partners SmallCap Value Fund I                                       X         X          X          X        X
 Partners SmallCap Value Fund II                                      X         X          X          X        X
 Preferred Securities Fund                     X             X        X         X          X          X        X
 Principal LifeTime 2010 Fund                  X             X        X         X          X          X        X
 Principal LifeTime 2020 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2030 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2040 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime 2050 Fund                  X      X      X        X         X          X          X        X
 Principal LifeTime Strategic Income Fund      X      X      X        X         X          X          X        X
 Real Estate Securities Fund                   X      X      X        X         X          X          X        X
 Short-Term Bond Fund
 f/k/a High Quality Short-Term Bond Fund       X             X        X         X          X          X        X
 SmallCap Blend Fund                           X      X      X        X         X          X          X        X
 SmallCap Growth Fund                                        X        X         X          X          X        X
 SmallCap S&P 600 Index Fund                                 X        X         X          X          X        X
 SmallCap Value Fund                           X      X      X        X         X          X          X        X
 Tax-Exempt Bond Fund                          X      X
 Ultra Short Bond Fund
 f/k/a Capital Preservation Fund               X             X        X         X          X          X        X

                 FUND NAME                    INSTITUTIONAL
                 ---------                    -------------
 Bond & Mortgage Securities Fund                    X
 Disciplined LargeCap Blend                         X
 f/k/a LargeCap Blend Fund I
 Diversified International Fund                     X
 f/k/a International Fund I
 Equity Income Fund
 Government & High Quality Bond Fund f/k/a          X
 Government Securities Fund
 High Quality Intermediate-Term Bond Fund           X
 High Yield Fund                                    X
 Inflation Protection Fund                          X
 International Emerging Markets Fund                X
 International Growth Fund                          X
 f/k/a International Fund II
 LargeCap Growth Fund                               X
 LargeCap S&P 500 Index Fund                        X
 LargeCap Value Fund                                X
 MidCap Blend Fund                                  X
 MidCap Growth Fund                                 X
 MidCap S&P 400 Index Fund                          X
 MidCap Value Fund                                  X
 Money Market Fund                                  X
 Partners Global Equity Fund                        X
 Partners International Fund                        X
 Partners LargeCap Blend Fund                       X
 Partners LargeCap Blend Fund I                     X
 Partners LargeCap Growth Fund                      X
 Partners LargeCap Growth Fund I                    X
 Partners LargeCap Growth Fund II                   X
 Partners LargeCap Value Fund                       X
 Partners LargeCap Value Fund I                     X
 Partners LargeCap Value Fund II                    X
 Partners MidCap Growth Fund                        X
 Partners MidCap Growth Fund I                      X
 Partners MidCap Growth Fund II                     X
 Partners MidCap Value Fund                         X
 Partners MidCap Value Fund I                       X
 Partners SmallCap Blend Fund                       X
 Partners SmallCap Growth Fund I                    X
 Partners SmallCap Growth Fund II                   X
 Partners SmallCap Growth Fund III                  X
 Partners SmallCap Value Fund                       X
 Partners SmallCap Value Fund I                     X
 Partners SmallCap Value Fund II                    X
 Preferred Securities Fund                          X
 Principal LifeTime 2010 Fund                       X
 Principal LifeTime 2020 Fund                       X
 Principal LifeTime 2030 Fund                       X
 Principal LifeTime 2040 Fund                       X
 Principal LifeTime 2050 Fund                       X
 Principal LifeTime Strategic Income Fund           X
 Real Estate Securities Fund                        X
 Short-Term Bond Fund                               X
 f/k/a High Quality Short-Term Bond Fund
 SmallCap Blend Fund                                X
 SmallCap Growth Fund                               X
 SmallCap S&P 600 Index Fund                        X
 SmallCap Value Fund                                X
 Tax-Exempt Bond Fund
 Ultra Short Bond Fund                              X
 f/k/a Capital Preservation Fund





Principal Investors Fund                                                3
www.principal.com

Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.


4                                                Principal Investors Fund
                                                          1-800-547-7754

DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS


FUND POLICIES
The investment objectives, principal investment policies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.


Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, International Growth, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners Global Equity, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, Partners SmallCap Value II, Preferred Securities, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index, Tax-Exempt Bond and Ultra Short Bond Funds

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.


Principal Investors Fund                                                5
www.principal.com

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Preferred Securities or Real Estate Securities Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Except for the Money Market Fund, invest more than 25% (35% for Preferred Securities Fund) of its assets in foreign securities, except that the Diversified International, International Growth, International Emerging Markets and Partners Global Equity Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and Government & High Quality Bond may not invest in foreign securities.

 5) Invest more than 5% of its total assets in real estate limited partnership interests (except Real Estate Securities Fund).

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund (except the Diversified International, Equity Income, International Growth, International Emerging Markets and Ultra Short Bond Funds) has also adopted the non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


6                                                Principal Investors Fund
                                                          1-800-547-7754

The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.


Partners MidCap Growth Fund II

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;


 2) Issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

 3) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

 4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

 5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

 6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

 8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval.

 1) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) The Fund may not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.


Principal Investors Fund                                                7
www.principal.com

 4) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

  For purposes of the Fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.


 5) The Fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

In addition to the Fund's fundamental and non-fundamental limitations discussed above:
.. the Fund has also adopted a non-fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in securities of medium market capitalization companies. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.
.. for purposes of normally investing at least 80% of the Fund's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap Index and the Standard & Poor's MidCap 400 Index (S&P MidCap 400) no less frequently than once a month.

Partners International Fund


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 3) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 4) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.


8                                                Principal Investors Fund
                                                          1-800-547-7754

 5) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 6) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 7) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

NON-FUNDAMENTAL RESTRICTIONS
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

 1) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


 2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

 3) Purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

 4) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.


Principal Investors Fund                                                9
www.principal.com

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

SECURITY SELECTION
LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600  Index
------------------------------------------------------------------------

Principal Global Investors, LLC ("Principal") allocates Fund assets in approximately the same weightings as the relevant index. Principal may omit or remove any stock from the Fund if it determines that the stock is not sufficiently liquid, or if the stock is issued by an affiliated company of Principal. In addition, Principal may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

Partners LargeCap Blend and Partners LargeCap Growth I
------------------------------------------------------
T. Rowe Price Associates, Inc. ("T. Rowe Price") generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

Partners LargeCap Growth
------------------------
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. GMO then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what GMO believes to be their true fundamental value. GMO also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered and the models used may change over time.
Partners LargeCap Growth II
---------------------------
American Century Investment Management, Inc. ("American Century") uses a bottom-up approach to select stocks to buy for the Fund. This means the managers make their investment decision based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.


10                                               Principal Investors Fund
                                                          1-800-547-7754

Partners LargeCap Value II
--------------------------
American Century's value team looks for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Partners MidCap Growth
----------------------

Turner Investment Partners, Inc. ("Turner") selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell MidCap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap Value I
-------------------------------------------------------------------------------
Mellon Equity Associates, LLP ("Mellon Equity") uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings growth momentum measures and higher expected earnings per share growth. Once such common stocks are identified, Mellon Equity constructs a portfolio that in the aggregate breakdown and risk profile resembles the Russell Midcap Growth Index (for the Partners MidCap Growth Fund
I), the S & P SmallCap 600 Index (for the Partners SmallCap Blend Fund) or Russell 2000 Value Index (for the Partners SmallCap Value Fund I), but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security.

Preferred Securities
--------------------
Spectrum Asset Management, Inc. ("Spectrum"), selects preferred securities within industries deemed to have stable or improving fundamentals. The issuers must also have stable or improving credit profiles. Individual issues are selected based on the attractiveness of their yields relative to the senior debt of the same issuer, U.S. Treasuries, and other outstanding preferreds, taking into account differences in maturity, liquidity, and subordination and call features.

Partners MidCap Value I
-----------------------
Goldman Sachs Asset Management, L.P. ("GSAM") manages the Fund by using a value-oriented approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

Partners SmallCap Value
-----------------------

Ark Asset Management Co., Inc. ("Ark Asset") selects stocks within a small capitalization universe, by combining a systematic quantitative approach with traditional fundamental analysis. The Sub-Advisor will use, among other things, proprietary computer models that incorporate data from several sources to identify those companies whose securities present what the Sub-Advisor believes to be favorable investment opportunities relative to the securities in the universe. The Sub-Advisor utilizes both a "Valuation Model" and an "Earnings Trend Model" in analyzing potential securities in which to invest. A traditional fundamental overlay is then applied and securities are selected for the portfolio that is structured around the Russell 2000 Index economic sectors to control risk.


Principal Investors Fund                                               11
www.principal.com

Partners SmallCap Value II
--------------------------
Dimensional Fund Advisors Inc. ("Dimensional") believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs.

Portfolio construction: Generally, Dimensional structures the Fund by:
.. selecting a starting universe of securities (for example, all publicly traded
  U.S. common stocks).
.. creating a sub-set of companies meeting the Fund's investment guidelines.
.. excluding certain companies after analyzing various factors (for example, solvency).
.. purchasing stocks using a market capitalization weighted approach.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.


Deviation from market capitalization weighting will occur because Dimensional intends to purchase in round lots only. Furthermore, Dimensional may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.


Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, Dimensional will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from Dimensional's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.


The Fund generally purchases stocks whose market capitalizations are in the lower 10% of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies lists on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market.


Partners LargeCap Value I and Partners SmallCap Growth II
-------------------------------------------------------------
UBS Global Asset Management (New York) Inc. ("UBS Global AM") seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, UBS Global AM targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

Partners LargeCap Value Fund I: In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a


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security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. The Fund will generally only invest in stocks that at the time of purchase are contained in its benchmark.


Partners SmallCap Growth Fund II: In selecting securities, the Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, the Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underling asset values.


Partners SmallCap Value Fund I
------------------------------
Morgan uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include various valuation and momentum measures. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.
Partners SmallCap Value II
Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") is a bottom-up, fundamental, research oriented firm. The firm's approach takes advantage of outstanding in-depth research capabilities and a team decision-making process designed to produce long term returns. The emphasis is on fundamental research conducted by a team of research professionals. Idea generation is focused on companies with stable to increasing return on capital that meets Vaughan Nelson's stringent valuation criteria. This proprietary research is discussed and debated in research meetings and incorporated into the portfolio construction process.

Vaughan Nelson's Small Cap Value product can be described as small cap ($100mm - $2bn at time of purchase), quality, and value priced companies which they believe should generate a 15% compounded return over three to five years.
Vaughan Nelson has a very detailed process of analyzing and evaluating names.
All of their investments fit into one of three categories (listed in order of priority):
.. Companies earning a positive economic margin, with stable to improving returns .. Companies valued at a discount to their asset value
.. Companies with an attractive dividend yield and minimal basis risk

Selections of equity securities for the other Funds (except the Partners MidCap
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Value Fund).
------------
Such selections are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
.. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
.. Second, given some conviction as to the likely economic climate, the Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
.. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

Partners MidCap Value
---------------------
Neuberger Berman Management Inc. ("Neuberger Berman") selects equity securities using the three basic steps described in the previous section, but may utilize these same steps in reverse order.


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INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Fund, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.



Foreign Securities
------------------
Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is not invested and are earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to a Fund's investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;


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.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.


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Unseasoned Issuers
------------------
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
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Contracts and Options on Futures Contracts
------------------------------------------
The Funds (except the Principal LifeTime Funds) may each engage in the practices described under this heading.

.. Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.


.. Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

  . Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.


    The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


    The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash or other liquid assets with a value at least equal to the exercise price of the option.


    Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.


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  . Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.


    When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

  . Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.


.. Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

  . Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the


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    settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.


    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or other liquid assets (generally about 5% of the contract amount) is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract if all the Fund's contractual obligations have been satisfied.


    Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.


    In using futures contracts, the Fund may seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

  . Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale


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    of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.


    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.


    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations.


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    Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, equity, or fixed-income markets. Each Fund may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.


    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.


High-Yield/High-Risk Bonds
--------------------------
The Bond & Mortgage Securities, High Yield, Inflation Protection, Partners International, Partners MidCap Growth Fund II, Short-Term Bond and Tax-Exempt Bond Funds each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Bond & Mortgage Securities, Government & High Quality Bond, High Quality Intermediate-Term Bond and Short-Term Bond Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Fund has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
-------------------------------------
The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, High Yield, Inflation Protection, Partners International, Preferred Securities and Short-Term Bond Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity).


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As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Real Estate Investment Trusts
-----------------------------
Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Zero-coupon securities
----------------------
The Funds may invest in zero-coupon securities. Zero-coupon securities are "stripped" U.S. Treasury notes and bonds. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
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All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
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Each Fund may engage in "short sales against the box." This technique involves selling either a security owned by the Fund, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
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The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


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The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A Fund segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and
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Sale-Buybacks
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The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund may use reverse repurchase agreements, mortgage dollar roles, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest


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earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.1% of the initial amount delivered.


A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.


A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.


Swap Agreements and Options on Swap Agreements
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Each Fund (except Money Market Fund) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Fund may also enter into options on swap agreements ("swap options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.


Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap


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agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.


A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.


A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except Money Market Fund) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.


Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Fund's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Fund's Manager or Sub-Advisor. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.


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Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.


The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
  . the frequency of trades and quotations, . the number of dealers and prospective purchasers in the marketplace, . dealer undertakings to make a market, . the nature of the security (including any demand or tender features, and . the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in illiquid securities.


For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which the Funds value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


When-Issued, Delayed Delivery and Forward Commitment Transactions
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Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.


When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.


Money Market Instruments/Temporary Defensive Position
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The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  government, including treasury bills, notes and bonds.


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.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
  . U.S. agency obligations include, but are not limited to, the Bank for
    Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks. . U.S. instrumentality obligations include, but are not limited to, the
    Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


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The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.


Municipal Obligations
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The Tax-Exempt Bond Fund can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.


Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.


.. Municipal Bonds. Municipal Bonds may be either "general obligation" or
  "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


.. Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include
  "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

  . Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.


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  . Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

  . Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

  . Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

  . Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

  . Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

  . Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.


    The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Sub-Advisor monitors on an ongoing basis the pricing, quality and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund treats the maturity of each variable rate demand obligation as the longer of
    a) the notice period required before the Fund is entitled to payment of the principal amount through demand, or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    The Fund may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. The Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by


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    an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

  . Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and the Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

  . Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.


    Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected. The Fund would reevaluate its investment objective and policies and consider changes in its structure.


Taxable Investments of the Tax-Exempt Bond Fund
-----------------------------------------------
The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Other Investment Companies
--------------------------

Each Fund (except the Money Market Fund) reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs") and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves


Principal Investors Fund                                               29
www.principal.com
substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.


As a shareholder in an investment company, a Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds concentrates its investments in the mutual fund industry.

Each of the other Funds, except Preferred Securities and Real Estate Securities, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The International Growth Fund, Partners LargeCap Growth Fund II and the Partners LargeCap Value Fund II use the industry groups of Morgan Stanley Capital International - Global Industry Classification Standard. Partners LargeCap Value Fund I, Partners MidCap Growth Fund II and Partners SmallCap Growth Fund II use the general industry codes of Morgan Stanley Capital International. The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")." The Funds interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Funds take the position that such securities do not represent interests in any particular "industry" or group of industries.


PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:
.. Government & High Quality Bond (2005 - 542.3%; 2004 - 95.2%):


30                                               Principal Investors Fund
                                                          1-800-547-7754

.. LargeCap S&P 500 Index Fund (2005 - 11.5%; 2004 - 67.3%): The Fund's portfolio is allocated in approximately the same weightings as the Standard & Poor's 500 Index. The portfolio is not actively managed.
.. LargeCap Growth (2005 - 169.0%; 2004 - 59.8%):
.. MidCap Blend (2005 - 133.8%; 2004 - 60.8%):
.. Partners LargeCap Blend I (2005 - 148.8%; 2004 - 76.5%):
.. Partners LargeCap Growth I (2005 - 66.5%; 2004 - 157.8%):
.. Partners LargeCap Value I (2005 - 58.9%; 2004 - 32.7%):
.. Partners SmallCap Value (2005 - 51.3%; 2004 - 26.3%):
.. Partners SmallCap Value II (2005 - 50.8%; 2004 - 4.8%): The Fund began operations on June 1, 2004 so the 2004 number only includes the five month period from June 1, 2004 through October 31, 2004.
.. Principal LifeTime 2010 (2005 - 10.2%; 2004 - 34.3%):
.. Principal LifeTime 2020 (2005 - 5.5%; 2004 - 27.0%):
.. Principal LifeTime 2030 (2005 - 4.8%; 2004 - 30.7%):
.. Principal LifeTime 2040 (2005 - 7.1%; 2004 - 40.0%):
.. Principal LifeTime 2050 (2005 - 7.5; 2004 - 44.9%):
.. Real Estate Securities (2005 - 26.7%; 2004 - 67.9%):
.. Ultra Short Bond (2005 - 54.9%; 2004 - 105.5%):

MANAGEMENT


BOARD OF DIRECTORS

Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund's business and affairs. The Board meets several times during the year to fulfill this responsibility Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION
The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are "interested persons" (as defined in the 1940 Act) of the Fund (the "Interested Directors") and those Directors who are not interested persons of the Fund (the "Independent Directors"). All Directors serve as directors for each of the two investment companies (with a total of 86 portfolios as of June 30, 2005) sponsored by Principal Life: the Fund and the Principal Variable Contracts Fund, Inc. (collectively, the "Fund Complex").

Each officer of the Fund has the same position with the Principal Variable Contracts Fund, Inc.


Principal Investors Fund                                               31
www.principal.com

 The following directors are considered to be Independent Directors.
 -----------------------------------------------------------------------

                                                                                                         NU MB
                                                                                                          ER
                                                                                                          OF
                                                                                                          POR
                                                                                                         TFOLI
                                                                                                          OS
                                                                                                        IN FUN
                                                                                                           D
                                                                                                        CO MPL
                                                                                                          EX
                                                                                                        OV ERS
                                                                                                          EEN
                                                                                                          BY
                                                                                                        DIR ECT        OTHER
                                                                                                          OR       DIRECTO RSHIPS
                                                                                                        -------         HELD
                                                                                                                         BY
                                                                                                                     DIRECTO R
NAME, ADDRESS AND       POSITION(S) HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)                      --------------
YEAR OF BIRTH           FUND                     TIME SERVED            DURING PAST 5 YEARS
-----------------       ---------------------    -----------          -----------------------
Elizabeth Ballantine    Director                 Since 2004   Principal, EBA Associates                   86       The McClatchy
1113 Basil Road         Member Audit and                      (consulting and investments)                            Company
McLean, Virginia        Nominating Committee
1948

James D. Davis          Director                 Since 1993   Retired. Formerly, Vice President, Deere    86            None
4940 Center Court       Member Audit and                      & Company
Bettendorf, Iowa        Nominating Committee                  (machinery and equipment)
1934

Richard W. Gilbert      Director                 Since 2000   President, Gilbert Communications, Inc.     86           Calamos
5040 Arbor Lane, #302   Member Audit and                      (management advisory services)                           Asset
Northfield, Illinois    Nominating Committee                                                                        Management,
1940                                                                                                                    Inc.

Mark A. Grimmett        Director                 Since 2004   Executive Vice President and CFO, since     86            None
6310 Deerfield Avenue   Member Audit and                      2000, and prior thereto, Vice President
San Gabriel,            Nominating Committee                  and CFO, Merle Norman Cosmetics, Inc.
California                                                    (manufacturer and distributor of skin
1960                                                          care products)


Fritz S. Hirsch         Director                 Since 2005   President and CEO, Sassy, Inc.
Suite 203               Member Audit and                      (manufacturer of infant and                               None
2101 Waukegan Road      Nominating                            juvenile products)
Bannockburn, Illinois   Committee
60015
1951

William C. Kimball      Director                 Since 2000   Retired. Formerly, Chairman and CEO,        86      Casey's General
3094 104th              Member Audit and                      Medicap Pharmacies, Inc.                              Store, Inc.
Urbandale, Iowa         Nominating Committee                  (chain of retail pharmacies)
1947

Barbara A. Lukavsky     Director                 Since 1993   President and CEO, Barbican                 86
100 Market, #317        Member Audit and                      Enterprises, Inc.                                         None
Des Moines, Iowa        Nominating Committee                  (holding company for franchises in the
1940                    Member Executive                      cosmetics industry)
                        Committee





32                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               33
www.principal.com

The following directors are considered to be Interested Directors because they
------------------------------------------------------------------------------
are affiliated persons of Principal Management Corporation (the "Manager") or
-----------------------------------------------------------------------------
Princor Financial Services Corporation ("Princor") the principal underwriter for
--------------------------------------------------------------------------------
the Fund.
-------------

                                                                                                          NUMBER
                                                                                                            OF
                                                                                                        PORTFOLIOS
                                                                                                         IN FUND         OTHER
                                                                                                         COMPLEX     DIRECTORSHIPS
                                                                 POSITIONS WITH THE MANAGER AND ITS      OVERSEEN        HELD
NAME, ADDRESS AND       POSITION(S) HELD WITH      LENGTH OF     AFFILIATES; PRINCIPAL OCCUPATION(S)        BY            BY
YEAR OF BIRTH           FUND                      TIME SERVED            DURING PAST 5 YEARS             DIRECTOR      DIRECTOR
-----------------       ---------------------     -----------    -----------------------------------    ----------   -------------
John E. Aschenbrenner   Director                   Since 2000  Director, the Manager and Princor since      86
711 High Street                                                1998. President, Insurance and                            None
Des Moines, Iowa                                               Financial Services, Principal Financial
 50392                                                         Group, Inc., since 2003. Executive Vice
1949                                                           President, 2000-2003, and prior
                                                               thereto,
                                                               Senior Vice President, Principal Life

Ralph C. Eucher         Director                   Since 1999                                               86
711 High Street         President and Chief                    Director, President and Chief Executive
Des Moines, Iowa        Executive                              Officer, the Manager and Princor since
 50392                  Officer                                1999. Senior Vice President, since
1952                    Member Executive                       2002,                                                     None
                        Committee                              Vice President, 1999-2002, and prior
                                                               thereto, Second Vice President,
                                                               Principal Life

Larry D. Zimpleman      Director                   Since 2001  Life Chairman and Director, the Manager      86
711 High Street         Chairman of the Board                  and Princor since 2001. President,
Des Moines, Iowa        Member Executive                       Retirement and Investor Services,
 50392                  Committee                              Principal Financial Group, Inc. since                     None
1951                                                           2003.
                                                               Executive Vice President, 2001-2003,
                                                               and
                                                               prior thereto, Senior Vice President,
                                                               Principal Life




Officers of the Fund
--------------------

The following table presents certain information regarding the officers of the
------------------------------------------------------------------------------
Fund, including their principal occupations which, unless specific dates are
----------------------------------------------------------------------------
shown, are of more than five years duration. Officers serve at the pleasure of
------------------------------------------------------------------------------
the Board of Directors.
-----------------------


  NAME, ADDRESS AND      POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S)
    YEAR OF BIRTH                FUND                 DURING PAST 5 YEARS
  -----------------      ---------------------      -----------------------
Craig L. Bassett        Treasurer (since 1993)    Vice President and Treasurer,
711 High Street                                   Principal Life
Des Moines, Iowa
 50392
1952

Michael J. Beer         Executive Vice            Executive Vice President and
711 High Street         President                 Chief Operating Officer, the
Des Moines, Iowa        (since 1993)              Manager and Princor
 50392
1961

Randy L. Bergstrom      Assistant Tax Counsel     Counsel, Principal Life
711 High Street         (since 2005)
Des Moines, Iowa
 50392
1955

David J. Brown          Chief Compliance          Vice President, Product &
711 High Street         Officer                   Distribution Compliance,
Des Moines, Iowa        (since 2004)              Principal Life; Senior Vice
 50392                                            President, the Manager, since
1960                                              2004; Senior Vice President,
                                                  Princor, since 2003, and
                                                  prior thereto, Vice
                                                  President, the Manager and
                                                  Princor

Jill R. Brown           Vice President and        Vice President and Chief
711 High Street         Chief Financial Officer   Financial Officer, Princor,
Des Moines, Iowa        (since 2003)              since 2003, and prior
 50392                                            thereto, Assistant Financial
1967                                              Controller, Principal Life

Ernest H. Gillum        Vice President and        Vice President and Chief
711 High Street         Assistant Secretary       Compliance Officer, the
Des Moines, Iowa        (since 1993)              Manager, since 2004, and
 50392                                            prior thereto, Vice
1955                                              President, Compliance and
                                                  Product Development, the
                                                  Manager

Jane E. Karli           Assistant Treasurer       Assistant Treasurer,
711 High Street         (since 1996)              Principal Life
Des Moines, Iowa
 50392
1957

Patrick A. Kirchner     Assistant Counsel         Counsel, Principal LIfe
711 High Street         (since 2002)
Des Moines, Iowa
 50392
1960

Carolyn F. Kolks        Assistant Tax Counsel     Counsel, Principal Life,
711 High Street         (since 2005)              since 2003 and prior thereto,
Des Moines, Iowa                                  Attorney
 50392
1962

Thomas J. Loftus        Assistant Counsel         Counsel, Principal Life,
711 High Street         (since 2002)              since 2002, and prior
Des Moines, Iowa                                  thereto, Counsel, Merrill
 50392                                            Lynch Insurance Group
1953

David W. Miles          Senior Vice President     Senior Vice President -
711 High Street         (since 2005)              Product Development, the
Des Moines, Iowa                                  Manager and Princor, and
 50392                                            Second Vice President,
1957                                              Principal Financial Group,
                                                  Inc., since 2005, and prior
                                                  thereto, Executive Vice
                                                  President, Amcore Financial,
                                                  Inc. (banking)

Sarah J. Pitts          Assistant Counsel         Counsel, Principal Life
711 High Street         (since 2000)
Des Moines, Iowa
 50392
1945

Layne A. Rasmussen      Vice President and        Vice President and Controller
711 High Street         Controller                - Mutual Funds, the Manager
Des Moines, Iowa        (since 2000)
 50392
1958

Michael D. Roughton     Counsel                   Vice President and Senior
711 High Street         (since 1993)              Securities Counsel, Principal
Des Moines, Iowa                                  Financial Group, Inc.; Senior
 50392                                            Vice President and Counsel,
1951                                              the Manager and Princor; and
                                                  Counsel, Principal Global

Jean B. Schustek        Vice President and        Vice President - Registered
711 High Street         Assistant Secretary       Products, Princor and the
Des Moines, Iowa        (since 2000)              Manager, since 2005, and
 50392                                            prior thereto, Assistant Vice
1952                                              President - Registered
                                                  Products.





34                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               35
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36                                               Principal Investors Fund
                                                          1-800-547-7754

 BOARD COMMITTEES . The Fund's board has an Audit and Nominating Committee. Its members are identified above. All are Independent Directors. During the last fiscal year, the Committee met four times.

The audit committee functions of the Committee include: (1) appointing, compensating, and conducting oversight of the work of the independent auditors;
(2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the Committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. the committee also receives reports about accounting and financial matters affecting the Fund.

The nominating committee functions of the Committee include selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board. Generally, the Committee requests director nominee suggestions from the Committee members and management. In addition, the Committee will consider director candidates recommended by shareholders of the Fund. Recommendations should be submitted in writing to Principal Investors Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392-2080. the Committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decisions is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.


The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2004. The Fund Complex currently includes the Fund and the separate series of Principal Variable Contracts Fund, Inc. ("PVC"). On December 31, 2004, however, the Fund Complex also included the Principal Mutual Funds. The Principal Mutual Funds merged into the Fund effective June 30, 2005. As Mr. Hirsch did not become a director until September 2005, he had no fund ownership at December 31, 2004.


For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in the Fund. Directors who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts issued by Principal Life. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

Independent Directors (not considered to be "Interested Persons")




A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
 PRINCIPAL MUTUAL FUND                     BALLANTINE*                   DAVIS           GILBERT   GRIMMETT   KIMBALL    LUKAVSKY
 ---------------------                     -----------                   -----           -------   --------   -------    --------
Balanced                                        A                          B                B          A         A           A
Bond                                            A                          C                D          C         B           E
Capital Value                                   A                          C                C          A         A           A
Cash Management                                 A                          C                B          C         D           C
Equity Income                                   A                          E                B          A         D           A
Government Securities Income                    A                          B                B          A         A           A
Growth                                          A                          D                D          A         A           A
International                                   A                          B                C          A         A           E
International Emerging Markets                  A                          C                A          A         A           A
International SmallCap                          C                          C                A          A         A           A
LargeCap Stock Index                            A                          A                A          A         A           A
Limited Term Bond                               A                          A                A          B         E           E
MidCap                                          A                          E                D          A         E           A
Partners Blue Chip                              A                          D                B          A         A           A
Partners Equity Growth                          A                          A                A          A         D           A
Partners LargeCap Blend                         A                          A                A          A         A           A
Partners LargeCap Value                         C                          A                A          A         D           A
Partners MidCap Growth                          A                          A                A          A         C           A
Partners SmallCap Growth                        A                          A                A          A         C           A
Real Estate Securities                          C                          A                A          A         E           A
SmallCap                                        A                          A                A          A         A           A
Tax-Exempt Bond                                 A                          B                A          A         A           A
  TOTAL FUND COMPLEX                            D                          E                E          C         E           E
 * Information for Ms. Ballantine, who became a Director in December 2004, is as of March 4, 2005.




Principal Investors Fund                                               37
www.principal.com

Directors considered to be "Interested Persons"


A  $0
B  $1 up to and including $10,000
C  $10,001 up to and including $50,000
D  $50,001 up to and including $100,000
E  $100,001 or more
                                              JOHN E.     RALPH C.   LARRY D.
 PRINCIPAL MUTUAL FUND                     ASCHENBRENNER   EUCHER    ZIMPLEMAN
 ---------------------                     -------------   ------    ---------
Balanced                                         B           A           A
Bond                                             C           A           A
Capital Value                                    C           A           A
Cash Management                                  B           B           A
Equity Income                                    B           C           A
Government Securities Income                     A           C           A
Growth                                           C           C           A
International                                    C           A           A
International Emerging Markets                   A           A           A
International SmallCap                           C           A           A
LargeCap Stock Index                             A           A           A
Limited Term Bond                                C           A           A
MidCap                                           C           D           A
Partners Blue Chip                               C           C           A
Partners Equity Growth                           C           C           A
Partners LargeCap Blend                          A           D           A
Partners LargeCap Value                          A           D           A
Partners MidCap Growth                           B           A           A
Partners SmallCap Growth                         A           A           A
Real Estate Securities                           C           A           A
SmallCap                                         A           A           A
Tax-Exempt Bond                                  A           D           A
 PRINCIPAL INVESTORS FUND (THROUGH PARTICIPATION IN AN EMPLOYEE
 BENEFIT PLAN)
Bond & Mortgage Securities                       C           B           C
Diversified International                        E           A           C
Government & High Quality Bond                   A           D           A
International Emerging Markets                   C           A           A
LargeCap Growth                                  C           A           A
LargeCap S&P 500 Index                           C           D           A
MidCap Blend                                     C           B           C
Money Market                                     C           A           A
Partners LargeCap Blend I                        B           A           A
Partners LargeCap Growth I                       C           A           A
Partners LargeCap Value                          B           C           C
Partners MidCap Growth                           C           A           A
Principal LifeTime Strategic Income              B           A           A
Real Estate Securities                           C           A           A
SmallCap S&P 600 Index                           D           A           A
  TOTAL FUND COMPLEX                             E           E           D




38                                               Principal Investors Fund
                                                          1-800-547-7754

COMPENSATION . The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an "interested person" received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount and the number of meetings attended. These fees and expenses are divided among the funds and portfolios based on their relative net assets.


The following table provides information regarding the compensation received by the Independent Directors from the Fund and the from the Fund Complex during the fiscal year ended October 31, 2005. On that date, there were 24 funds (with a total of 106 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.


       DIRECTOR                 THE FUND                    FUND COMPLEX
       --------                 --------                    ------------
 Elizabeth Ballantine*               -0-                           -0-
 James D. Davis                 $42,258                       $79,750
 Richard W. Gilbert             $42,258                       $79,750
 Mark A. Grimmett**             $35,569                       $64,093
 William C. Kimball             $42,258                       $79,750
 Barbara A. Lukavsky            $42,258                       $79,750
 * Ms. Ballantine did not become a Director until December 2004.
 ** Mr. Grimmett did not become a Director until March 2004.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of XXXXXXXXX, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.


The following table shows as of XXXXXXXXX the percentage of the outstanding shares of each of the Funds owned of record or beneficially by Principal Life, either directly or through subsidiaries. Principal Life and its subsidiaries own all of these shares both of record and beneficially, except as otherwise indicated. The ultimate parent of Principal Life is Principal Financial Group, Inc.

                                               % OF OUTSTANDING
         FUND                                    SHARES OWNED
         ----                                  ----------------
         Bond & Mortgage Securities                    %
         Disciplined LargeCap Blend
         Diversified International
         Equity Income
         Government & High Quality Bond
         High Quality Intermediate-Term Bond
         High Yield
         Inflation Protection
         International Emerging Markets
         International Growth
         LargeCap Growth
         LargeCap S&P 500 Index
         LargeCap Value
         MidCap Blend
         MidCap Growth
         MidCap S&P 400 Index
         MidCap Value
         Money Market
         Partners Global Equity
         Partners International
         Partners LargeCap Blend
         Partners LargeCap Blend I
         Partners LargeCap Growth
         Partners LargeCap Growth I
         Partners LargeCap Growth II
         Partners LargeCap Value
         Partners LargeCap Value I
         Partners LargeCap Value II
         Partners MidCap Growth
         Partners MidCap Growth I
         Partners MidCap Growth II
         Partners MidCap Value
         Partners MidCap Value I
         Partners SmallCap Blend
         Partners SmallCap Growth I
         Partners SmallCap Growth II
         Partners SmallCap Growth III
         Partners SmallCap Value
         Partners SmallCap Value I
         Partners SmallCap Value II
         Preferred Securities
         Principal LifeTime 2010
         Principal LifeTime 2020
         Principal LifeTime 2030
         Principal LifeTime 2040
         Principal LifeTime 2050
         Principal Lifetime Strategic Income
         Real Estate Securities
          Short-Term Bond
         SmallCap Blend
         SmallCap Growth
         SmallCap S&P 600 Index
         SmallCap Value
         Tax-Exempt Bond
         Ultra Short Bond




Principal Investors Fund                                               39
www.principal.com

The Directors and Officers of the Fund, member companies of the Principal Financial group and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "The Costs of Investing" in the prospectus for the Class A and Class B shares.


As of XXXXXX, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:






5% owner information will be updated by amendment.






40                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS

The Manager of the Fund is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-2080. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by the Manager.


Funds:   Partners SmallCap Growth I

Sub-Advisor: Alliance Capital Management L.P. ("Alliance") managed $XXX billion in assets as of December 31, 2005. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:   Partners LargeCap Value
Sub-Advisor: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2005, Alliance managed $XXX billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:   Partners LargeCap Growth II and Partners LargeCap Value II
Sub-Advisor: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2005, American Century managed $XXX billion in assets.

Funds:   Partners SmallCap Value
Sub-Advisor: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of November 30, 2005, Ark Asset managed $16.7 billion in assets.

Funds:   MidCap Value
Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss ("BHMS") is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly-owned subsidiary of Old Mutual Asset Management (US), which is a wholly-owned subsidiary of Old Mutual plc. BHMS's address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. At October 31, 2005, BHMS had approximately $53 billion in assets under management.

Funds:   Partners LargeCap Growth II and Partners LargeCap Value
Sub-Advisor: BNY Investment Advisors is located at 1633 Broadway, New York, New
         York.

Funds:   LargeCap Growth and MidCap Growth
Sub-Advisor: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2005, CCI had approximately $XX billion in assets under management.


Principal Investors Fund                                               41
www.principal.com

Funds:   Partners SmallCap Value II

Sub-Advisor: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2005, Dimensional and its subsidiaries managed approximately $XX billion in assets.

Funds:   Partners SmallCap Growth Fund II
Sub-Advisor: Emerald Advisers, Inc. ("Emerald") is a wholly-owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2005, Emerald managed approximately $XX billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

Funds:   Partners International and Partners MidCap Growth II
Sub-Advisor: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-sub-advisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2005, FMR managed approximately $XXX billion in discretionary assets. As of December 31, 2005, FMRC managed approximately $XXX trillion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

Funds:   Partners LargeCap Blend I and Partners MidCap Value I

Sub-Advisor: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $XXX billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

Funds:   Partners LargeCap Growth

Sub-Advisor: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2005, GMO managed $XXX billion in client assets.

Funds:   Partners Global Equity and Partners SmallCap Value I
Sub-Advisor: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2005, Morgan had total combined assets under management of approximately $XXX billion.

Funds:   Partners MidCap Value I and Partners SmallCap Value
Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2005, LA Capital had assets under management of approximately $XX billion.

Funds:   Partners SmallCap Growth III
Sub-Advisor: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258 with assets under management totaling over $XXX billion as of December 31, 2005.

Funds: Partners MidCap Growth I, Partners SmallCap Blend and Partners SmallCap Value I
Sub-Advisor: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2005, Mellon Equity managed approximately $XXX billion in assets.


42                                               Principal Investors Fund
                                                          1-800-547-7754

Funds:   Partners MidCap Value

Sub-Advisor: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $XXX billion in total assets (as of December 31, 2005) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

Funds:   Tax-Exempt Bond
Sub-Advisor: Nuveen Asset Management offers advisory and investment management services to a broad range of mutual fund clients. Nuveen is located at 333 West Wacker Drive, Chicago, IL 60606 and is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). Founded in 1898, Nuveen Investments, and its affiliates had approximately $124 billion in assets under management, as of June 30, 2005.

Funds:   High Yield
Sub-Advisor: Post Advisory Group, LLC ("Post") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. Post was founded in April 1992. Its address is 11755 Wilshire Boulevard, Los Angeles, CA 90025. As of December 31, 2005, Post had $XX billion in asset under management.

Funds:   Real Estate Securities

Sub-Advisor: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2005, Principal - REI, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

Funds: Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, High Quality Intermediate-Term Bond, Inflation Protection, International Emerging Markets, International Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap S&P 400 Index, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Short-Term Bond, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index, SmallCap Value, Tax-Exempt Bond and Ultra Short Bond Funds.
Sub-Advisor: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2005, Principal, together with its affiliated asset management companies, had approximately $XXX billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Funds:   Preferred Securities

Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2005, Spectrum, together with its affiliated asset management companies, had approximately $XXX billion in asset under management.

Funds:   Partners LargeCap Blend and Partners LargeCap Growth I
Sub-Advisor: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $XXX billion in assets under management as of December 31, 2005. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.


Principal Investors Fund                                               43
www.principal.com

Funds:   Partners MidCap Growth

Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2005, Turner had discretionary management authority with respect to approximately $XXX billion in assets.

Funds:   Partners LargeCap Value I and Partners SmallCap Growth II

Sub-Advisor: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at One North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2005, UBS Global AM managed approximately $XXX billion in assets and the Group managed approximately $XXX billion in assets.

Funds:   Partners SmallCap Value Fund II
Sub-Advisor: Vaughan Nelson is located at 600 Travis Street, Suite 6300,
         Houston, Texas 77002. Vaughan Nelson is a subsidiary of IXIS Asset Management North America. Originally founded in 1970, As of December 31, 2005, Vaughan Nelson had approximately $XXX billion in assets under management.

Funds:   Partners LargeCap Blend I

Sub-Advisor: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2005, Wellington Management managed $XXX billion of client assets.

THE SUB-SUB-ADVISORS
Principal, has entered into a sub-sub-advisory agreement with Post for the Bond & Mortgage Securities and Ultra Short Bond Funds, and with Spectrum for the Bond & Mortgage Securities and High Quality Intermediate -Term Bond Funds. Similarly, Fidelity has entered into a sub-sub-advisory agreement with FMR Co., Inc. for the Partners International and Partners MidCap Growth II Funds. Under the agreements, the sub-sub-advisors agree to manage the day-to-day investment of the Funds' assets allocated to it consistent with the Funds' investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by Principal and oversight by the Board. Each firm, at its own expense, will provide all investment, management and administrative personnel, facilities and equipment necessary for the investment advisory services which it conducts for the Funds.

Under the agreements, Principal pays each sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by each respective firm). Fidelity pays FMR Co., Inc. 50% of the sub-advisory fee it receives from each Fund. Entering into these agreements does not change the management fee that the Fund pays the Manager under its Management Agreement or the sub-advisory fee that the Manager pays Principal under its sub-advisory agreement. Principal, and not the Fund, will bear the expenses of the services that each of the sub-sub-advisors provides to the Fund under the agreements.


Principal is the sub-advisor for the Bond & Mortgage Securities Fund. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund's portfolio are made by Spectrum Asset Management, Inc. ("Spectrum"), and Post Advisory Group, LLC ("Post") each of which serves as sub-sub-advisor. Similar day-to-day management decisions concerning a portion of the High Quality Intermediate-Term Bond Fund's portfolio are made by Spectrum and such decisions for a portion of the Ultra Short Bond Fund's portfolio are made by Post.


Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Principal is named below, together with the capacities in which such person is affiliated:

 NAME                      OFFICE HELD WITH THE FUND                  OFFICE HELD WITH THE MANAGER/PRINCIPAL
 ----                      -------------------------                  --------------------------------------
 John E. Aschenbrenner     Director                                   Director (Manager)
 Craig L. Bassett          Treasurer                                  Treasurer (Manager)
 Michael J. Beer           Executive Vice President &                 Executive Vice President  &
                           Principal Accounting Officer               Chief Operating Officer (Manager)
 David J. Brown            Chief Compliance Officer                   Senior Vice President (Manager)
 Jill R. Brown             Vice President & Chief Financial Officer   Vice President & Chief Financial Officer (Manager)
 Ralph C. Eucher           Director, CEO & President                  Director and President (Manager)
 Ernest H. Gillum          Vice President & Assistant Secretary       Vice President - Product Development (Manager)
 David W. Miles            Senior Vice President                      Senior Vice President (Manager)
 Layne A. Rasmussen        Vice President & Controller                Vice President & Controller (Manager)
 Michael D. Roughton       Counsel                                    Counsel (Manager; Principal)
 Jean B. Schustek          Vice President & Assistant Secretary       Vice President - Registered Products (Manager)
 Larry D. Zimpleman        Director & Chairman of the Board           Director & Chairman of the Board (Manager)



44                                               Principal Investors Fund
                                                          1-800-547-7754

CODES OF ETHICS

The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. The Manager has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC. A copy will also be provided upon request, which may be made by contacting the Fund.

PROXY VOTING POLICIES
The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to that Fund's Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B.

Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.


FEES PAID TO THE MANAGER
The Manager is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2005 was:

       Bond & Mortgage Securities            Partners MidCap Growth
       Disciplined LargeCap Blend            Partners MidCap Growth I
       Diversified International             Partners MidCap Growth II
       Equity Income                         Partners MidCap Value
       Government & High Quality
       Bond                                  Partners MidCap Value I
       High Quality
       Intermediate-Term Bond                Partners SmallCap Blend
       High Yield                            Partners SmallCap Growth I
       Inflation Protection                  Partners SmallCap Growth II
       International Emerging                Partners SmallCap Growth
       Markets                               III
       International Growth                  Partners SmallCap Value
       LargeCap Growth                       Partners SmallCap Value I
       LargeCap S&P 500 Index                Partners SmallCap Value II
       LargeCap Value                        Preferred Securities
       MidCap Blend                          Principal LifeTime 2010
       MidCap Growth                         Principal LifeTime 2020
       MidCap S&P 400 Index                  Principal LifeTime 2030
       MidCap Value                          Principal LifeTime 2040
       Money Market                          Principal LifeTime 2050
                                             Principal Lifetime
       Partners Global Equity                Strategic Income
       Partners International                Real Estate Securities
       Partners LargeCap Blend               Short-Term Bond
       Partners LargeCap Blend I             SmallCap Blend
       Partners LargeCap Growth              SmallCap Growth
       Partners LargeCap Growth I            SmallCap S&P 600 Index
       Partners LargeCap Growth II           SmallCap Value
       Partners LargeCap Value               Tax-Exempt Bond
       Partners LargeCap Value
       I                                     Ultra Short Bond
       Partners LargeCap Value
       II





Principal Investors Fund                                               45
www.principal.com

The management fee schedules for the Funds are as follows:


                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Bond & Mortgage Securities        0.55%       0.53%       0.51%        0.50%
Disciplined LargeCap Blend        0.60        0.58        0.56         0.55
Diversified International         0.90        0.88        0.86         0.85
Equity Income                     0.60        0.58        0.56         0.55
Government & High Quality
Bond                              0.40        0.38        0.36         0.35
High Quality
Intermediate-Term Bond            0.40        0.38        0.36         0.35
High Yield                        0.65        0.63        0.61         0.60
Inflation Protection              0.40        0.38        0.36         0.35
International Emerging
Markets                           1.35        1.33        1.31         1.30
International Growth              1.00        0.98        0.96         0.95
LargeCap Growth                   0.55        0.53        0.51         0.50
LargeCap S&P 500 Index            0.15        0.15        0.15         0.15
LargeCap Value                    0.45        0.43        0.41         0.40
MidCap Blend                      0.65        0.63        0.61         0.60
MidCap Growth                     0.65        0.63        0.61         0.60
MidCap S&P 400 Index              0.15        0.15        0.15         0.15
MidCap Value                      0.65        0.63        0.61         0.60
Money Market                      0.40        0.39        0.38         0.37
Partners Global Equity            0.95        0.93        0.91         0.90
Partners International            1.10        1.08        1.06         1.05
Partners LargeCap Blend           0.75        0.73        0.71         0.70
Partners LargeCap Blend I         0.45        0.43        0.41         0.40
Partners LargeCap Growth          1.00        0.98        0.96         0.95
Partners LargeCap Growth I        0.75        0.73        0.71         0.70
Partners LargeCap Growth II       1.00        0.98        0.96         0.95
Partners LargeCap Value           0.80        0.78        0.76         0.75
Partners LargeCap Value I         0.80        0.78        0.76         0.75
Partners LargeCap Value II        0.85        0.83        0.81         0.80
Partners MidCap Growth            1.00        0.98        0.96         0.95
Partners MidCap Growth I          1.00        0.98        0.96         0.95
Partners MidCap Growth II         1.00        0.98        0.96         0.95
Partners MidCap Value             1.00        0.98        0.96         0.95
Partners MidCap Value I           1.00        0.98        0.96         0.95
Partners SmallCap Blend           1.00        0.98        0.96         0.95
Partners SmallCap Growth I        1.10        1.08        1.06         1.05
Partners SmallCap Growth II       1.00        0.98        0.96         0.95
Partners SmallCap Growth III      1.10        1.08        1.06         1.05
Partners SmallCap Value           1.00        0.98        0.96         0.95
Partners SmallCap Value I         1.00        0.98        0.96         0.95
Partners SmallCap Value II        1.00        0.98        0.96         0.95
Preferred Securities              0.75        0.73        0.71         0.70
Principal LifeTime 2010         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2020         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2030         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2040         0.1225      0.1225      0.1225       0.1225
Principal LifeTime 2050         0.1225      0.1225      0.1225       0.1225
Principal LifeTime Strategic
Income                          0.1225      0.1225      0.1225       0.1225
Real Estate Securities            0.85        0.83        0.81         0.80
Short-Term Bond f/k/a High
Quality Short-Term Bond           0.40        0.38        0.36         0.35
SmallCap Blend                    0.75        0.73        0.71         0.70
SmallCap Growth                   0.75        0.73        0.71         0.70
SmallCap S&P 600 Index            0.15        0.15        0.15         0.15
SmallCap Value                    0.75        0.73        0.71         0.70
Tax-Exempt Bond                   0.50        0.48        0.46         0.45
Ultra Short Bond
f/k/a Capital Preservation        0.40        0.39        0.38         0.37





46                                               Principal Investors Fund
                                                          1-800-547-7754

Under the terms of the Management Agreement, the Manager is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with the Manager; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. The Manager is also responsible for providing portfolio accounting services and transfer agent services, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to additional agreements with the Fund. Currently these services are provided by the Manager to the Institutional Class, Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred classes at no charge. The Manager is also responsible for providing certain shareholder services to the Advisors Select, Advisors Preferred, Advisors Signature, Select and Preferred share classes pursuant to an additional agreement.


The Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the following Funds and, if necessary, pay expenses normally payable by each such Fund's Class J shares through the period ending February 28, 2007. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed the following percentages:

       Bond & Mortgage Securities                                            Partners MidCap Value
                                                                             Partners SmallCap
       Government & HIgh Quality Bond                                        Growth I
                                                                             Partners SmallCap
       High Quality Intermediate-Term Bond                                   Growth II
       Inflation Protection                                                  Partners SmallCap Value
       International Growth                                                  Preferred Securities
       Money Market                                                          Principal LifeTime 2050
       Partners LargeCap Growth                                              Short-Term Bond
       Partners LargeCap Growth I                                            SmallCap Value
       Partners LargeCap Growth II                                           Ultra Short Bond
       Partners MidCap Growth




The voluntary expense limits in place for Class J shares through the period ended February 28, 2006 maintained operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) which did not to exceed the following percentages:


       Bond & Mortgage Securities       1.35     Partners MidCap Value    1.95
       Government & HIgh Quality                 Partners SmallCap
       Bond                             1.35     Growth I                 2.05
       High Quality                              Partners SmallCap
       Intermediate-Term Bond           1.35     Growth II                2.05
                                                 Partners SmallCap
       Inflation Protection             1.35     Value                    1.95
       International Growth             2.10     Preferred Securities     1.60
                                                 Principal LifeTime
       Money Market                     1.35     2050                     1.70
       Partners LargeCap Growth         1.75     Short-Term Bond          1.35
       Partners LargeCap Growth I       1.75     SmallCap Value           1.70
       Partners LargeCap Growth II      1.75     Ultra Short Bond         1.35
       Partners MidCap Growth           1.95




The Manager has contractually agreed to limit the Fund's expenses for Class A and Class B shares of certain Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:


                                       CLASS A   CLASS B        EXPIRATION
                                       -------   -------        ----------
       Bond & Mortgage Securities        0.94       1.60       June 30, 2009
       Inflation Protection Fund         1.10        N/A     February 28, 2007
       MidCap Blend                      1.02       1.32       June 30, 2008
       Partners LargeCap Growth II       1.70        N/A     February 28, 2007
       Partners MidCap Growth            1.75       2.50       June 30, 2008
       Partners MidCap Growth I          1.75        N/A     February 28, 2007
       Partners MidCap Value             1.75       2.50     February 28, 2007
       Partners SmallCap Growth II       1.95       2.70       June 30, 2008
       Preferred Securities              1.35        N/A     February 28, 2007
       Principal
       LifeTime 2010                     1.30        N/A     February 28, 2007
       Principal LifeTime 2020           1.40       2.15     February 28, 2007
       Principal LifeTime 2030           1.40       2.15     February 28, 2007
       Principal LifeTime 2040           1.40       2.15     February 28, 2007
       Principal LifeTime 2050           1.50       2.25*    February 28, 2007
       Principal LifeTime Strategic
       Income                            1.30       2.05*    February 28, 2007
       SmallCap Value                    1.70       2.45     February 28, 2007
       Tax-Exempt Bond                   0.76       1.15       June 30, 2008
      ///* /Effective March 1, 2006





Principal Investors Fund                                               47
www.principal.com

Fees paid for investment management services during the periods indicated were as follows:

                            MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                            --------------------
 FUND                        2005                2004                2003
 ----                        ----                ----                ----
 Bond & Mortgage
 Securities                5,132,094           2,688,040           1,193,461
 Disciplined LargeCap
 Blend                     2,484,913             153,994             54,442/(//1//)/
 Diversified
 International             2,283,907             745,729             363,615
 Equity Income Fund         564,610/(//2//)/
 Government & High
 Quality Bond                916,595             438,596             361,137
 High Quality
 Intermediate-Term
 Bond                        370,871             240,603             103,463
 High Yield                 245,108/(//3//)/
 Inflation Protection       152,501/(//3//)/
 International
 Emerging Markets          1,077,236             357,526             151,101
 International Growth      5,444,797           3,091,203           1,639,445
 LargeCap Growth           1,766,507             604,743             275,615
 LargeCap S&P 500
 Index                       948,572             899,740             349,601
 LargeCap Value            1,282,322             460,338             237,121
 MidCap Blend              2,079,396             452,794             199,946
 MidCap Growth               124,298             130,927              45,810
 MidCap S&P 400 Index        120,885              74,404              38,154
 MidCap Value                654,579             427,898             209,363
 Money Market              1,601,301             715,144             374,334
 Partners Global
 Equity                      69,130/(//2//)/
 Partners
 International             4,289,099            835,381/(//4//)/
 Partners LargeCap
 Blend                     5,180,187           3,816,625           1,993,626
 Partners LargeCap
 Blend I                     408,998             129,570              75,350
 Partners LargeCap
 Growth                    1,317,923             106,940             51,601/(//1//)/
 Partners LargeCap
 Growth I                  6,070,305           5,138,429           3,419,862
 Partners LargeCap
 Growth II                 5,283,105           1,399,401             310,358
 Partners LargeCap
 Value                    12,192,603           9,526,884           6,121,718
 Partners LargeCap
 Value I                   1,151,198             17,053/(//5//)/
 Partners LargeCap
 Value II                   896,443/(//3//)/
 Partners MidCap
 Growth                    1,615,525             366,292             107,205
 Partners MidCap
 Growth I                  2,011,387            639,467/(//4//)/
 Partners MidCap
 Growth II                2,330,011/(//3//)/
 Partners MidCap Value     4,369,396           1,797,583             655,897
 Partners MidCap Value
 I                         4,266,927           1,248,775/(//4//)/
 Partners SmallCap
 Blend                     2,040,434             815,310             29,414/(//1//)/
 Partners SmallCap
 Growth I                  1,142,276             886,227             870,815
 Partners SmallCap
 Growth II                 3,800,328           2,462,995             850,367
 Partners SmallCap
 Growth III                  763,865             21,005/(//5//)/
 Partners SmallCap
 Value                     3,094,810           2,420,186           1,687,225
 Partners SmallCap
 Value I                   1,934,248             878,429            260,441/(//1//)/
 Partners SmallCap
 Value II                  1,471,842             84,203/(//5//)/
 Preferred Securities      2,067,479           1,282,198             570,777
 Principal LifeTime
 2010                        549,232             281,820             104,031
 Principal LifeTime
 2020                        860,943             403,222             138,346
 Principal LifeTime
 2030                        727,582             384,217             135,132
 Principal LifeTime
 2040                        292,998             127,700              44,557
 Principal LifeTime
 2050                        131,676              63,674              19,646
 Principal LifeTime
 Strategic Income            264,658             114,614              44,486
 Real Estate
 Securities                4,924,525           2,459,268             849,583
 Short-Term Bond             393,548             199,011             123,799
 SmallCap Blend            1,293,621             640,271             269,183
 SmallCap Growth             220,898             187,554             105,235
 SmallCap S&P 600
 Index                       310,146             139,801              48,853
 SmallCap Value              654,297             328,987             153,609
 Tax-Exempt Bond            816,158/(//2//)/
 Ultra Short Bond
 f/k/a Capital
 Preservation                324,495             333,736             174,476





48                                               Principal Investors Fund
                                                          1-800-547-7754

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(//2//)/ Period from March 1, 2005 (date operations commenced) through
 October 31, 2005.
 /(//3//)/ Period from December 29, 2004 (date operations commenced) through October 31, 2005.
/ //(4)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(5)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.





Sub-Advisory Agreements for the Funds
-------------------------------------


FUNDS FOR WHICH PRINCIPAL SERVES AS SUB-ADVISOR . Principal is Sub-Advisor for each Fund identified below in Tables A, B, C and D. The Manager pays Principal a fee, computed and paid monthly, at an annual rate as shown below.


To calculate the fee for a Fund in Table A, assets of the Fund, along with the assets of all other Funds in Table A, are combined with any:
.. Principal Life non-registered separate account sub-advised by Principal with assets invested primarily in fixed-income securities (except money market separate accounts);
.. Principal Life sponsored mutual fund sub-advised by Principal with assets invested primarily in fixed-income securities (except money market mutual funds); and
.. assets of the Principal Variable Contracts Fund, Inc. - Balanced Account. The calculation does not include any portion of such mutual funds and/or separate accounts for which advisory services are provided, directly or indirectly, by employees of Post Advisory Group, LLC ("Post").

To calculate the fee for a Fund in Table B, the assets of the Fund are combined with assets sub-advised by Principal with the same investment mandate (e.g. midcap value) in
.. (a) Principal Life non-registered separate account sub-advised by Principal
  and
.. (b) Principal Life sponsored mutual fund sub-advised by Principal.

For any Fund for which investment advisory services are provided, directly or indirectly, by employees of Post, the Manager pays a fee equal to an annual rate of 0.30% for the portion of the net assets for which Post provides investment advisory services.


                                                TABLE A
                                        NET ASSET VALUE OF FUND
                        ------------------------------------------------------
                            FIRST          NEXT          NEXT           OVER
 FUND                     $5 BILLION    $1 BILLION    $4 BILLION     $10 BILLION
 ----                    -----------    ----------    ----------     -----------
 Bond & Mortgage
 Securities,
 Government & High
 Quality Bond, High
 Quality
 Intermediate-Term
 Bond, Inflation
 Protection,
 Short-Term Bond and
 Tax-Exempt Bond*          0.115%         0.100%        0.095%         0.090%
*The fee paid to Principal for services provided to the Tax-Exempt Bond Fund is reduced by the amount of the sub-advsory fee the Fund pays to Nuveen Asset
 Management.





Principal Investors Fund                                               49
www.principal.com

                                                                          TABLE B
                                                                  NET ASSET VALUE OF FUND
                             -------------------------------------------------------------------------------------------------
                                FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND                         $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----                        ------------  -----------  -------------  -------------  ------------  ------------   ------------
 Disciplined LargeCap
 Blend, LargeCap Growth and
 LargeCap Value                 0.27%         0.25%         0.22%          0.18%         0.13%         0.09%          0.06%
 Diversified International
 and International Growth       0.35          0.28          0.20           0.16          0.12          0.10           0.08






                            FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
                         $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
                         -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Blend,
 MidCap Growth and
 MidCap Value (PGI)        0.40%             0.32%            0.27%             0.23%             0.18%                     0.13%
 SmallCap Blend,
 SmallCap Growth and
 SmallCap Value            0.48              0.36             0.27              0.25              0.22                      0.18
                              OVER
                          $1.5 BILLION
                          ------------
 MidCap Blend,              0.08%
 MidCap Growth and
 MidCap Value (PGI)
 SmallCap Blend,            0.12
 SmallCap Growth and
 SmallCap Value






                                                TABLE C
                                        NET ASSET VALUE OF FUND
                        -------------------------------------------------------
                            FIRST          NEXT          NEXT           OVER
 FUND                    $500 MILLION  $500 MILLION  $500 MILLION   $1.5 BILLION
 ----                   -------------  ------------  ------------   ------------
 Equity Income              0.60%         0.58%         0.56%          0.55%






                                                 TABLE D
 FUND                              SUB-ADVISOR FEE AS A % OF NET ASSETS
 ----                              ------------
 International
 Emerging Markets                                0.5000%
 LargeCap S&P 500
 Index                                           0.0150
 MidCap S&P 400 Index                            0.0150
 Money Market                                    0.0750
 Principal LifeTime
 2010                                            0.0425
 Principal LifeTime
 2020                                            0.0425
 Principal LifeTime
 2030                                            0.0425
 Principal LifeTime
 2040                                            0.0425
 Principal LifeTime
 2050                                            0.0425
 Principal LifeTime
 Strategic Income                                0.0425
 SmallCap S&P 600
 Index                                           0.0150
 Ultra Short Bond                                0.0750





ALL OTHER FUNDS.


                                                           SUB-ADVISOR FEE
 FUND                                                   AS A % OF NET ASSETS
 ----                                                   ---------------------
 High Yield                                                     0.30%
 Partners MidCap Growth and Partners SmallCap Value II
 - DFA                                                          0.50
 Tax-Exempt Bond - Nuveen                                       0.60






                                                       NET ASSET VALUE OF FUND
                  -------------------------------------------------------------------------------------------------
                     FIRST         NEXT          NEXT           NEXT           NEXT          NEXT           OVER
 FUND              $50 MILLION  $50 MILLION   $100 MILLION   $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 ----             ------------  -----------  -------------  -------------  ------------  ------------   ------------
 LargeCap Growth     0.27%         0.25%         0.22%          0.18%         0.13%         0.09%          0.06%






                                                              NET ASSET VALUE OF FUND
                ----------------------------------------------------------------------------------------------------------
                     FIRST             NEXT              NEXT              NEXT              NEXT              NEXT
 FUND             $25 MILLION       $75 MILLION      $100 MILLION      $300 MILLION      $500 MILLION      $500 MILLION
 ----             -----------       -----------      ------------      ------------      ------------      ------------
 MidCap Growth      0.40%             0.32%            0.27%             0.23%             0.18%                     0.13%


                       OVER
 FUND              $1.5 BILLION
 ----              ------------
 MidCap Growth       0.08%





50                                               Principal Investors Fund
                                                          1-800-547-7754

                                             NET ASSET VALUE OF FUND
                        -----------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION   $100 MILLION
 ----                   ------------  -----------  -----------  -----------   ------------
 MidCap Value - BHMS       0.80%         0.60%        0.50%        0.40%         0.35%






                                                       NET ASSET VALUE OF FUND
                              FIRST          NEXT          NEXT          NEXT          NEXT          OVER
 FUND                       $50 MILLION  $100 MILLION  $150 MILLION  $200 MILLION  $500 MILLION   $1 BILLION
 ----                      ------------  ------------  ------------  ------------  ------------   ----------
 Partners Global Equity       0.55%         0.45%         0.40%         0.35%         0.30%         0.25%






                                                                  NET ASSET VALUE OF FUND
                        ------------------------------------------------------------------------------------------------------------
                                 FIRST                    NEXT                     NEXT                     NEXT
 FUND                         $50 MILLION             $200 MILLION             $350 MILLION             $400 MILLION
 ----                        ------------             ------------             ------------             ------------
 Partners LargeCap
 Blend                           0.40%                    0.35%                    0.30%                   0.275%
 In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance
 Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.


                                  OVER
 FUND                          $1 BILLION
 ----                          ----------
 Partners LargeCap       0.275% on all assets
 Blend
 In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance
 Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.






                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $500 MILLION   $750 MILLION
 ----                                ------------  ------------   ------------
 Partners International                 0.45%         0.40%          0.35%







                                              NET ASSET VALUE OF FUND
                                      ---------------------------------------
                                          FIRST         NEXT          OVER
 FUND                                  $500 MILLION  $1 BILLION   $1.5 BILLION
 ----                                 -------------  ----------   ------------
 Partners LargeCap Blend I - GSAM         0.15%        0.12%         0.10%




                                                    NET ASSET VALUE OF FUND
                                                  ---------------------------
                                                      FIRST           OVER
 FUND                                              $500 MILLION   $500 MILLION
 ----                                             -------------   ------------
 Partners LargeCap Blend I - Wellington
 Management                                           0.25%          0.20%






                                       NET ASSET VALUE OF FUND
                        -----------------------------------------------------
                            FIRST          NEXT          NEXT          OVER
 FUND                    $250 MILLION  $250 MILLION  $500 MILLION   $1 BILLION
 ----                   -------------  ------------  ------------   ----------
 Partners LargeCap
 Growth                     0.41%         0.33%         0.25%         0.20%




 The Sub-Advisory Fees on all assets through the period ending July 31, 2005 is 0.350%.
                                                                         NET ASSET VALUE OF FUND
                                         ----------------------------------------------------------------------------------------
                                                      FIRST                            NEXT
                                                  $250 MILLIO N                    $250 MILLIO N
                                                  -------------                    -------------                     OVER
 FUND                                                                                                            $500 MILLION
 ----                                                                                                            ------------
                                                     0.400%                           0.375%               0.350 % on all assets
 Partners LargeCap Growth I
 The above fee schedule will be in place subsequent to the period ending July 31, 2006. Prior to July 31, 2006, a transitional fee of 0.350% will be applied to all assets of the Fund. In calculating the fee for the Fund, assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Fund, will be combined (together, the "Aggregated Assets"). The fee charged for the assets in the Fund shall be determined by calculating a fee on the value of the Aggregated Assets using the above fee schedule and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Fund and the denominator of which is the amount of the Aggregated Assets.





Principal Investors Fund                                               51
www.principal.com

                                       NET ASSET VALUE OF FUND
                        ------------------------------------------------------
                           FIRST          NEXT          NEXT           OVER
 FUND                    $50 MILLION  $200 MILLION  $500 MILLION   $750 MILLION
 ----                   ------------  ------------  ------------   ------------
 Partners LargeCap
 Growth II                 0.45%         0.40%         0.35%          0.30%



                                                            NET ASSET VALUE OF FUND
                          -------------------------------------------------------------------------------------------
                             FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           OVER
 FUND                      $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                     ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value     0.600%       0.500%       0.400%       0.300%       0.250%       0.225%         0.200%



                                                                 NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------------------------------------------
                           FIRST         NEXT         NEXT         NEXT         NEXT         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION  $300 MILLION   $500 MILLION
 ----                   ------------  -----------  -----------  -----------  -----------  -----------  ------------   ------------
 Partners LargeCap
 Value I                   0.600%       0.500%       0.400%       0.300%       0.250%       0.225%        0.200%         0.180%







                                        NET ASSET VALUE OF FUND
                        -------------------------------------------------------
                            FIRST          NEXT          NEXT           OVER
 FUND                    $200 MILLION  $300 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------   ------------
 Partners LargeCap
 Value II                   0.40%         0.35%         0.30%          0.28%






                                                    NET ASSET VALUE OF FUND
                                                   --------------------------
                                                      FIRST           OVER
 FUND                                               $50 MILLION    $50 MILLION
 ----                                              ------------   ------------
 Partners MidCap Growth I                             0.40%          0.35%






                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $250 MILLION  $250 MILLION   $500 MILLION
 ----                               -------------  ------------   ------------
 Partners MidCap Growth II              0.45%         0.40%          0.35%






                                               NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT           OVER
 FUND                    $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------  ------------   ------------
 Partners MidCap Value     0.500%         0.475%        0.450%        0.425%         0.400%






                                                                  NET ASSET VALUE OF FUND
                        ----------------------------------------------------------------------------------------------
                                FIRST                           NEXT                        NEXT            NEXT
 FUND                         $25 MILLION                    $25 MILLION                $75 MILLION     $225 MILLION
 ----                        ------------                    -----------                -----------     ------------
 Partners MidCap Value
 I - GSAM                       0.60%                           0.55%                      0.50%            0.45%
                                      If assets exceed $75  million, the fee on the first $50 million will be 0.50%
 Partners MidCap Value
 I - LA Capital                         0.30 % for all assets managed


                              OVER
 FUND                     $350 MILLION
 ----                     ------------
 Partners MidCap Value        0.40%
 I - GSAM

 Partners MidCap Value
 I - LA Capital




                                                  NET ASSET VALUE OF FUND
                                              ----------------------------
                                                FIRST      NEXT        OVER
                                                 $100      $200     $300 MILLIO
                                              MILLIO N   MILLIO N   -----N-----
 FUND                                         --------   --------        -
 ----
 Partners SmallCap Blend, Partners SmallCap
 Value and Partners SmallCap Value I            0.50%      0.45%       0.35%






                                                  NET ASSET VALUE OF FUND
                                               ---------------------------
                                                 FIRST      NEXT       OVER
                                                  $25       $75     $100 MILLIO
                                               MILLI ON   MILLI ON  -----N-----
 FUND                                          --------   --------       -
 ----
 Partners SmallCap Growth I                      0.65%     0.60%       0.55%





52                                               Principal Investors Fund
                                                          1-800-547-7754

                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                 $50 MILLION  $250 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Growth II - UBS      0.60%         0.55%          0.45%






                                       NET ASSET VALUE OF FUND
                        -----------------------------------------------------
                           FIRST         NEXT          NEXT           OVER
 FUND                    $10 MILLION  $40 MILLION  $150 MILLION   $200 MILLION
 ----                   ------------  -----------  ------------   ------------
 Partners SmallCap
 Growth II - Emerald       0.75%         0.60%        0.50%          0.45%






                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $150 MILLION  $150 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners SmallCap Growth III           0.60%         0.55%          0.50%






                                             NET ASSET VALUE OF FUND
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $200 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Value II -
 Vaughan Nelson                         0.50%         0.45%          0.35%






                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $100 MILLION  $150 MILLION   $250 MILLION
 ----                               -------------  ------------   ------------
 Preferred Securities                   0.35%         0.30%          0.20%






                                              NET ASSET VALUE OF FUND
                                         FIRST         NEXT           OVER
 FUND                                  $1 BILLION  $500 MILLION   $1.5 BILLION
 ----                                  ----------  ------------   ------------
 Real Estate Securities                 0.4895%      0.4405%        0.3916%




Cash Management Sub-Advisory Agreement for the Funds
----------------------------------------------------
The Manager has entered into a Cash Management Sub-Advisory Agreement with Principal pursuant to which Principal agrees to perform all of the cash management investment advisory responsibilities of the Manager for each Fund that is sub-advised by either Principal - REI or Spectrum. The Manager pays Principal an amount representing Principal's actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

                              SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31
                              ---------------------------------------------
 FUND                            2005          2004               2003
 ----                            ----          ----               ----
 Bond & Mortgage Securities                   489,690            202,408
 Disciplined LargeCap Blend                    26,676             8,672/(//1//)/
 Diversified International                     87,311             43,482
 Government & High Quality
 Bond f/k/a Government
 Securities                                   112,697             88,782
 High Quality
 Intermediate-Term Bond                        58,966             25,884
 International Emerging
 Markets                                      126,291             53,596
 International Growth                         402,164            336,766
 LargeCap Growth                              125,152             32,966
 LargeCap S&P 500 Index                        88,110             32,078
 LargeCap Value                               124,547             50,249
 MidCap Blend                                  92,119             28,341
 MidCap Growth                                 51,963             12,432
 MidCap S&P 400 Index                           7,201              3,700
 MidCap Value                                 115,018             30,773
 Money Market                                 129,565             65,786
 Partners International      /               342,873/(2)/
 Partners LargeCap Blend                    1,525,528            726,782
 Partners LargeCap Blend I                     41,827             26,024
 Partners LargeCap Growth                      41,038            23,233/(//1//)/
 Partners LargeCap Growth I                 1,755,858          1,161,282
 Partners LargeCap Growth
 II                                           698,830            167,477
 Partners LargeCap Value                    2,604,172          1,749,113
 Partners LargeCap Value I   /                12,829/(3)/
 Partners MidCap Growth                       183,597             52,479
 Partners MidCap Growth I    /               235,545/(2)/
 Partners MidCap Value                        876,162            326,071
 Partners MidCap Value I     /               597,749/(2)/
 Partners SmallCap Blend                      396,780            14,723/(//1//)/
 Partners SmallCap Growth I                   451,286            467,000
 Partners SmallCap Growth
 II                                         1,362,138            481,956
 Partners SmallCap Growth
 III                         /                11,486/(3)/
 Partners SmallCap Value                    1,143,107            805,497
 Partners SmallCap Value I                    439,225           130,411/(//1)/
 Partners  SmallCap Value
 II                          /                42,228/(3)/
 Preferred Securities        /               383,753/(2)/
 Principal LifeTime 2010                       93,337             33,729
 Principal LifeTime 2020                      133,052             44,559
 Principal LifeTime 2030                      128,111             42,433
 Principal LifeTime 2040                       41,962             14,464
 Principal LifeTime 2050                       21,103              6,194
 Principal Lifetime
 Strategic Income                              37,851             14,392
 Real Estate Securities                     1,554,098            499,540
 Short-Term Bond f/k/a High
 Quality Short-Term Bond                       45,853             22,512
 SmallCap Blend                               180,544             83,134
 SmallCap Growth                               66,935              3,249
 SmallCap S&P 600 Index                        13,404              4,474
 SmallCap Value                               121,251             49,633
 Ultra Short Bond f/k/a
 Capital Preservation                         132,079             81,049




Principal Investors Fund                                               53
www.principal.com

/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(2)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(3)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.

Principal Underwriter
-------------------------
Princor received underwriting fees from the sale of shares as follows:

                                          A SHARE UNDERWRITING FEES
                                        FOR PERIODS ENDED OCTOBER 31,
                                 --------------------------------
 FUND                                             2005/(1)/
 ----                                             ---------
 Bond & Mortgage Securities                        183,794
 Disciplined LargeCap Blend                         67,040
 Diversified International                         229,270
 Equity Income                                     104,968
 Government & High Quality Bond                    129,977
 Inflation Protection            /                  21,824
 International Emerging Markets                     99,980
 LargeCap Growth                                   168,763
 LargeCap S&P 500 Index                             29,987
 LargeCap Value                                    164,739
 MidCap Blend                                      357,584
 Money Market                                            0
 Partners LargeCap Blend                           132,981
 Partners LargeCap Blend I                          85,057
 Partners LargeCap Growth I                         63,296
 Partners LargeCap Growth II                         2,185
 Partners LargeCap Value                           125,914
 Partners MidCap Growth                             36,920
 Partners MidCap Growth I                            2,207
 Partners MidCap Value                              30,651
 Partners SmallCap Growth II                        44,500
 Preferred Securities                               22,899
 Principal LifeTime 2010                            74,294
 Principal LifeTime 2020                           100,381
 Principal LifeTime 2030                            84,362
 Principal LifeTime 2040                            50,468
 Principal LifeTime 2050                            10,672
 Principal Lifetime Strategic
 Income                                             12,318
 Real Estate Securities                            157,009
 Short-Term Bond f/k/a High
 Quality Short-Term Bond                            46,962
 SmallCap Blend                                     96,557
 SmallCap Value                                     23,920
 Tax-Exempt Bond                                    41,065
 /(1)/ Period from June 28, 2005 (date A shares first offered for sale)
 through October 31, 2005.





54                                               Principal Investors Fund
                                                          1-800-547-7754

                                          J SHARE UNDERWRITING FEES
                                        FOR PERIODS ENDED OCTOBER 31,
                                   ------------------------------------
 FUND                                2005           2004            2003
 ----                                ----           ----            ----
 Bond & Mortgage Securities          91,644         99,544         79,698
 Diversified International           36,592         27,421         13,757
 Government & High Quality Bond      39,466         74,082         85,944
 High Quality Intermediate-Term
 Bond                                 8,681         13,111         14,966
 Inflation Protection                  766/(//1//)/
 International Emerging Markets      26,014         14,286          3,105
 International Growth                18,248          6,688          3,576
 LargeCap Growth                      7,884          8,420          6,828
 LargeCap S&P 500 Index             122,987        133,840         88,466
 LargeCap Value                      12,355          9,935          4,471
 MidCap Blend                        44,086         39,839         17,564
 MidCap Growth                        8,293          6,902          4,230
 MidCap S&P 400 Index                 5,459          6,318          6,863
 MidCap Value                        35,082         39,869         26,941
 Money Market                        68,684         87,923         89,282
 Partners LargeCap Blend             30,949         22,210         10,951
 Partners LargeCap Blend I            9,473          9,048          6,585
 Partners LargeCap Growth             7,396          5,046           349/(//2//)/
 Partners LargeCap Growth I          10,305          8,759          4,210
 Partners LargeCap Growth II          7,349          2,938          2,736
 Partners LargeCap Value             33,534         23,263         10,135
 Partners MidCap Growth              11,435          8,550          3,696
 Partners MidCap Value               34,915         13,833          7,217
 Partners SmallCap Growth I           3,248          9,033          2,900
 Partners SmallCap Growth II          3,851          3,023          1,791
 Partners SmallCap Value                819          1,347          4,838
 Preferred Securities                17,294         4,023/(//3//)/
 Principal LifeTime 2010             41,007         39,613          8,598
 Principal LifeTime 2020             78,099         79,585         26,819
 Principal LifeTime 2030             86,878         65,709         25,164
 Principal LifeTime 2040             32,052         20,441          7,277
 Principal LifeTime 2050              5,031          2,495          1,510
 Principal Lifetime Strategic
 Income                              26,337         14,534          3,627
 Real Estate Securities              44,869         39,498         28,899
 Short-Term Bond f/k/a High
 Quality Short-Term Bond             25,880         46,790         22,106
 SmallCap Blend                      41,865         45,328         23,026
 SmallCap Growth                     12,788         17,309          6,516
 SmallCap S&P 600 Index              25,294         11,488          9,406
 SmallCap Value                      18,430         11,318          6,452
 Ultra Short Bond f/k/a Capital
 Preservation                        18,943         39,971         29,548




/ //(1)/ Period from December 29, 2004 (date operations commenced) through
 October 31, 2005.
/ //(//2//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(//3//)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.




Principal Investors Fund                                               55
www.principal.com

MULTIPLE CLASS STRUCTURE


The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. Under this plan, each Fund (except High Yield which offers only Institutional Class shares) offers six classes of shares:
Institutional Class, Select Class, Preferred Class, Advisors Select Class, Advisors Signature Class and Advisors Preferred Class. In addition, each Fund (except Disciplined LargeCap Blend, Partners Global Equity, Partners International, Partners LargeCap Value I, Partners LargeCap Value II, Partners MidCap Growth I, Partners MidCap Growth II and Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth III, Partners SmallCap Value I and Partners SmallCap Value II Funds) offers Class J shares.


Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class A shares are offered by the Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, Inflation Protection, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, Money Market, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners SmallCap Growth II, Preferred Securities, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Value, Tax-Exempt Bond and Ultra Short Bond Funds.


Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge on shares redeemed within six years of purchase. Class B shares are offered by the Bond & Mortgage Securities, Disciplined LargeCap Blend, Diversified International, Equity Income, Government & High Quality Bond, International Emerging Markets, LargeCap Growth, LargeCap Value, MidCap Blend, Money Market, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth II, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap Blend, SmallCap Value and Tax-Exempt Bond Funds.


The Advisors Select, Advisors Signature, Advisors Preferred, Institutional, Select and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge.


The Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Classes are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds.


The Advisors Select, Advisors Signature, Advisors Preferred and Select share classes are subject to asset based charges (described below).


The Class J shares are sold without any front-end sales charge. A contingent deferred sales charge (CDSC) of 1% is imposed if Class J shares are redeemed within 18 months of purchase. The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out (SAFO) program;
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code;
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of December 31 of the prior year));
.. that were purchased through the Principal Income IRA; or .. that were purchased through Principal Passage, a fee-based brokerage account.

Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Class shares are absorbed by the Manager. The Manager receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Signature, Advisors Preferred, Select and Preferred Class shares pay the Manager a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.


56                                               Principal Investors Fund
                                                          1-800-547-7754

Service Agreement (Advisors Preferred, Advisors Select, Advisors Signature,
---------------------------------------------------------------------------
Preferred and Select Classes only)
--------------------------------------
The Service Agreement provides for the Manager to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
.. responding to plan sponsor and plan member inquiries;
.. providing information regarding plan sponsor and plan member investments; and .. providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay the Manager service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class; 0.25% of the average daily net assets of the Advisors Signature, Class, 0.17% of the average daily net assets of the Advisors Preferred Class; and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


Administrative Service Agreement (Advisors Preferred, Advisors Select, Advisors
-------------------------------------------------------------------------------
Signature, Preferred and Select Classes only)
-------------------------------------------------
The Administrative Service Agreement provides for the Manager to provide services to beneficial owners of Fund shares. Such services include:
.. receiving, aggregating and processing purchase, exchange and redemption requests from plan shareholders;
.. providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
.. processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
.. acting as shareholder of record and nominee for plans;
.. maintaining account records for shareholders and/or other beneficial owners; .. providing notification to plan shareholders of transactions affecting their accounts;
.. forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
.. distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
.. other similar administrative services.

As compensation for these services, the Fund will pay the Manager service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class; 0.28% of the average daily net assets of the Advisors Signature, Class, 0.15% of the average daily net assets of the Advisors Preferred Class; 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


The Manager may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with the Manager, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve the Manager of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of the Manager.


Accounting Services Agreement (all share classes)
-------------------------------------------------
The Fund has entered into an agreement pursuant to which the Manager has agreed to provide all accounting services customarily required by investment companies. The services provided under this agreement are currently provided at no cost to the fund. The accounting services include:
.. Maintaining fund general ledger and journal;
.. Preparing and recording disbursements for direct fund expenses;
.. Preparing daily money transfer;
.. Reconciling all fund bank and custodian accounts;
.. Assisting Fund independent auditors as appropriate;
.. Preparing daily projection of available cash balances;
.. Recording trading activity for purposes of determining net asset values and daily dividend;
.. Preparing daily portfolio valuation report to value portfolio securities and determining daily accrued income;


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.. Determining the net asset value per share daily or at such other intervals as the fund may reasonably request or as may be required by law;
.. Preparing monthly, quarterly, semi-annual and annual financial statements;
.. Providing financial information for reports to the Securities and Exchange
  Commission in compliance with the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, the Internal Revenue Service and any other regulatory or governmental agencies as required;
.. Providing financial, yield, net asset value, and similar information to National Association of Securities Dealers, Inc., and other survey and statistical agencies as instructed from time to time by the fund;
.. Investigating, assisting in the selection of and conducting relations with custodians, depositories, accountants, legal counsel, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the fund's operations; and
.. Obtaining and keeping in effect fidelity bonds and directors and officers/errors and omissions insurance policies for the fund in accordance with the requirements of the Investment Company Act of 1940 and the rules thereunder, as such bonds and policies are approved by the fund's Board.

In addition to providing these accounting services, the agreement requires the Manager to pay the following operating expenses of the fund, and all other fund expenses of a similar nature:

.. Taxes, including in case of redeemed shares any initial transfer taxes, other local, state and federal taxes, and governmental fees;
.. Interest (except for interest the Fund incurs in connection with an investment it makes);
.. The fees of its independent auditor and its legal counsel;
.. The fees of the Custodian(s) of its assets;
.. The fees and expenses of all directors of the Fund who are not persons affiliated with the Administrator;
.. The cost of a line of credit for the Fund;
.. Fidelity bond/D&O-E&O policy;
.. Trade association dues;
.. Securities lending fees (This includes out-of-pocket expenses such as additional custody fees, if any, related to lending of fund securities. This does not include rebates paid to broker borrowers or the portion of gross security lending revenues that are retained by the lending agent); and
.. Expenses of unaffiliated directors.

Rule 12b-1 Fees / Distribution Plans and Agreements
---------------------------------------------------
In addition to the management and service fees, certain of the Fund's share classes, are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Advisors Select, Advisors Signature, Advisors Preferred, Select, A, B and J Classes of shares have approved and entered into a Distribution Plan and Agreement.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


The Plans provide that each Fund makes payments to Princor from assets of each share class that has a Plan to compensate Princor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include:


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.. formulation and implementation of marketing and promotional activities;
.. preparation, printing and distribution of sales literature;
.. preparation, printing and distribution of prospectuses and the Fund reports to other than existing shareholders;

.. obtaining such information with respect to marketing and promotional activities as Princor deems advisable;
.. making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and .. providing training, marketing and support with respect to the sale of Shares.

The Fund pays Princor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:


                                                                     MAXIMUM
                                                                    ANNUALIZED
                           SHARE CLASS                              12B-1 FEE
                           -----------                              ----------
Advisors Signature                                                    0.35%
Advisors Select                                                       0.30%
Advisors Preferred                                                    0.25%
Class A shares (except Short-Term Bond, LargeCap S&P 500 Index
and Money Market) /(1)/                                               0.25%
Class A shares of Short-Term Bond and LargeCap S&P 500 Index
/(1)/                                                                 0.15%
Class B shares /(1)(2)/                                               1.00%
Class J shares (except Money Market)                                  0.50%
Class J shares of Money Market                                        0.25%
Select                                                                0.10%
///(1)/ Under the Plans, the Fund will pay the 12b-1 fee only to the extent Princor incurs expenses covered by the Plan.
/
 //(2)/ Princor also receives the proceeds of any CDSC imposed on the redemption of Class B shares




Princor may remit on a continuous basis all of these sums (up to 0.25% for Class B shares) to its registered representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.


Currently, Princor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class A, Class B, Class J, Advisors Preferred Class, Advisors Select Class, Advisors Signature, Select Class or Preferred Class shares.


At least quarterly, Princor provides to the Fund's Board of Directors, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.


Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to Princor which may not use such fees to finance the distribution of the shares of another Fund. With respect to the Class A and Class B Plans, Princor retains such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public. If expenses under a Class A or Class B Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund does not carry over such expenses to the next fiscal year. If the aggregate payments received by Princor under the Class A or Class B share Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor promptly reimburses the Fund for the amount of the excess.


Transfer Agency Agreement (Class A, Class B and Class J shares only)
--------------------------------------------------------------------
The Transfer Agency Agreement provides for the Manager to act as transfer and shareholder servicing agent. The Fund will pay the Manager a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by the Manager for providing such services. The services include:
.. issuance, transfer, conversion, cancellation and registry of ownership of Fund shares, and maintenance of open account system;
.. preparation and distribution of dividend and capital gain payments to shareholders;


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.. delivery, redemption and repurchase of shares, and remittances to shareholders;
.. the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
.. communication with shareholders concerning the above items; and .. use its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Adoption of Agreements
----------------------
The Agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of the applicable Fund. In either event, continuation shall be approved by a vote of the majority of the independent Directors.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors or by a vote of the majority of the outstanding securities of the applicable Fund. The Sub-Advisory Agreement may also be terminated by the Manager, the respective Sub-Advisor, or Principal Life Insurance Company ("Principal Life"), as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will terminate automatically in the event of their assignment.


The Management and Sub-Advisory Agreements for the Equity Income and Tax-Exempt Bond Funds were approved by the Directors on December 13, 2004. The Sub-Advisory Agreements for the Inflation Protection Fund and Partners MidCap Growth Fund II were approved by the Directors on September 13, 2004. The Management Agreement and the Sub-Advisory Agreements for the other Funds were reviewed and approved by the Directors on September 13, 2004. Additional Sub-Advisory Agreements were approved by the Directors for the Bond & Mortgage Securities, High Quality Intermediate-Term Bond, LargeCap Growth, MidCap Growth, MidCap Value and Ultra Short Bond Funds on February 24, 2005; and the Partners SmallCap Value Fund I on June 13, 2005.


The objective of the annual review of the Management and Sub-Advisory contracts by the Board of Directors is to determine whether, in light of all pertinent factors, the Directors, and specifically the Directors who are not "interested persons", are satisfied in the aggregate with the services provided by the Manager and each Sub-Advisor or other party, and whether the Directors believe it is in the best interests of the Fund's shareholders to continue receiving such services. The Directors concluded that the fees paid by each Fund to the Manager and each Sub-Advisor or other party, reflected a reasonable relationship to the services rendered and would have been the product of arm's length bargaining. The Directors also concluded that it was in the best interests of each Fund's shareholders to continue to receive such services. The Directors reached this conclusion based upon a review of all pertinent factors including, but not limited to, each Fund's management fees and operating expenses relative to a peer group consisting of unaffiliated mutual funds; a review of all non-investment services such as transfer agency services and shareholder administrative services provided by to the Funds by the Manager at no charge for all share classes (except the Institutional Class and Class J for which such services are provided at cost), Fund corporate accounting and general administration services provided without charge by the Manager and regulatory services (including initial and all subsequent regulatory filings with federal and state regulators, such as registration statements, proxy filings and state mandated filings), also provided either without charge or at cost to the Funds by the Manager; review of the investment advisory services provided by the Manager and Sub-Advisor to each Fund; investment performance and the quality of services provided; the financial and managerial strength of the Manager and Sub-Advisor, including their affiliation with substantial financial services companies; the Manager's sub-advisor selection and monitoring process; and the soft dollar arrangements by which brokers provide research to the Manager and Sub-Advisors for some of the Funds in return for brokerage allocation. Based upon their review, the Directors determined that each Fund was paying a competitive fee for the services provided by the Manager and Sub-Advisors and that the Manager and Sub-Advisors were doing an appropriate job of fulfilling their contractual obligations for each Fund.


Shareholders of Class J shares of the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, and Partners SmallCap Value Funds approved the Agreements on June 15, 2001. Shareholders of the other Classes (except Advisors Signature) of these Funds approved the Agreements on March 1, 2001. The Agreements for the Ultra Short Bond Fund were approved by its shareholders (except Advisors Signature) on June 15, 2001. The Agreements for the Preferred


60                                               Principal Investors Fund
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Securities Fund were approved by its Institutional Class shareholders on May 1, 2002 and its Class J shareholders on December 30, 2003. Shareholders of each Class (except Advisors Signature) of the Disciplined LargeCap Blend, Partners LargeCap Growth, Partners SmallCap Blend and Partners SmallCap Value I Funds approved the Agreements on December 30, 2002. Shareholders of each of the Institutional class shares of the Partners International, Partners MidCap Growth I and Partners MidCap Value I Funds approved the Agreements on December 29, 2003. Shareholders of each Class (except Advisors Signature) of the Partners LargeCap Value I, Partners SmallCap Growth III and Partners SmallCap Value II Funds approved the Agreements on June 1, 2004. Shareholders of the Advisors Preferred, Advisors Select, Select and Preferred share classes of the Partners International, Partners MidCap Growth I, Partners MidCap Value and Preferred Securities Funds approved the Agreements on June 1, 2004. The Agreements for the other Funds were approved by their shareholders (except Advisors Signature Class shareholders) on December 5, 2000. The Advisors Signature Class shareholders of all Funds approved the Agreements on November 1, 2004.


On May 26, 2005, the shareholders of all Classes (except A & B shares) approved the following:

.. Sub-Advisory Agreement with CCI for the LargeCap Growth and MidCap Growth
  Funds
.. Sub-Advisory Agreement with BHMS for the MidCap Value Fund
.. Sub-Sub-Advisory Agreement with Spectrum for the Bond & Mortgage and High
  Quality Intermediate-Term Bond Funds
.. Sub-Sub-Advisory Agreement with Post for the Bond & Mortgage and Ultra Short
  Bond Funds.

The Sub-Advisory and/or Sub-Sub-Advisory Agreements for the Funds offering Class A and/or Class B shares were approved by shareholders of the respective Classes of those Funds on June 28, 2005.


CUSTODIAN

The custodian of the portfolio securities and cash assets of the Funds is Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policymaking functions for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES

All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by the Fund's Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction b) the quality of the execution provided and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio


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transactions for the Funds indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.


   FUND                             COMMISSIONS PAID
   ----                             ----------------
   International Emerging Markets
   Disciplined LargeCap Blend
   Diversified
   International
   International Growth
   LargeCap Growth
   LargeCap S&P 500 Index
   LargeCap Value
   MidCap Blend
   MidCap Growth
   MidCap S&P 400 Index
   MidCap Value
   Partners International
   Partners LargeCap Blend
   Partners LargeCap Blend I
   Partners LargeCap Growth I
   Partners LargeCap Value
   Partners LargeCap Value I
   Partners MidCap Growth
   Partners MidCap Growth I
   Partners MidCap Value
   Partners SmallCap Blend
   Partners SmallCap Growth I
   Partners SmallCap Growth II
   Partners SmallCap Growth III
   Partners SmallCap Value
   Partners SmallCap Value II
   Real Estate Securities
   SmallCap Blend
   SmallCap Growth
   SmallCap S&P 600 Index
   SmallCap Value



Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated mutual fund or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or, fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.


The Board has also approved procedures that permit a Fund's sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.


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Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds (except the Partners International Fund and the Partners MidCap Growth Fund II) may participate in a program through a relationship with Frank Russell Securities, Inc.The Partners International Fund and the Partners MidCap Growth Fund II participates in the program offered by FMR and Fidelity Management Trust Company. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.


The following table shows the brokerage commissions paid during the periods indicated.


                                         TOTAL BROKERAGE COMMISSIONS PAID
                                           FOR PERIODS ENDED OCTOBER 31
                                           ----------------------------
 FUND                                  2005      2004             2003
 ----                                  ----      ----             ----
 Disciplined LargeCap Blend f/k/a
 LargeCap Blend I                                 39,795          36,276/(1)/
 Diversified International f/k/a
 International I                                 609,341          260,932
 International Emerging Markets                  293,378          108,790
 International Growth f/k/a
 International II                              2,023,724          565,337
 LargeCap Growth                                 194,234           95,171
 LargeCap S&P 500 Index                          144,431          179,124
 LargeCap Value                                  657,455          325,908
 MidCap Blend                                    156,531           68,286
 MidCap Growth                                   209,051           73,557
 MidCap S&P 400 Index                             15,200           16,245
 MidCap Value                                    456,168          223,000
 Partners International               /         212,405/(2)/
 Partners LargeCap Blend                       1,068,263          438,812
 Partners LargeCap Blend I                        10,140           16,542
 Partners LargeCap Growth                         21,582          16,074/(//1//)/
 Partners LargeCap Growth I                    2,452,319        1,908,882
 Partners LargeCap Growth II                     241,795           97,078
 Partners LargeCap Value                       1,437,776        1,297,841
 Partners LargeCap Value I            /           5,829/(3)/
 Partners MidCap Growth                          219,464           97,909
 Partners MidCap Growth I             /         137,437/(2)/
 Partners MidCap Value                           434,798          190,018
 Partners MidCap Value I              /         286,243/(2)/
 Partners SmallCap Blend                         449,003          22,823/(//1//)/
 Partners SmallCap Growth I                      278,114          772,657
 Partners SmallCap Growth II                     539,355          363,945
 Partners SmallCap Growth III         /           6,588/(3)/
 Partners SmallCap Value                         307,050          304,946
 Partners SmallCap Value I                       179,389         118,140/(//1//)/
 Partners SmallCap Value II           /          32,691/(3)/
 Preferred Securities                            160,934          123,618
 Real Estate Securities                          652,573          261,264
 SmallCap Blend                                  321,213          243,059
 SmallCap Growth                                 176,941          223,259
 SmallCap S&P 600 Index                           50,929           42,639
 SmallCap Value                                  314,762          218,019



/ //(//1//)/ Period from December 30, 2002 (date operations commenced) through
 October 31, 2003.
/ //(2)/ Period from December 29, 2003 (date operations commenced) through
 October 31, 2004.
/ //(3)/ Period from June 1, 2004 (date operations commenced) through October
 31, 2004.


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Certain broker-dealers are considered to be affiliates of the Fund.

.. Archipelago Securities, LLC, Goldman Sachs Asset Management, Goldman Sachs
  JBWere and Spear, Leeds & Kellogg are affiliates of Goldman Sachs & Co. Goldman Sachs Asset Management acts as a sub-advisor for the Partners LargeCap Blend Fund I and Partners MidCap Value Fund I.
.. J.P.Morgan Securities, JP Morgan/Chase, Fleming Martin Ltd. and Jardine
  Fleming Securities Ltd., are affiliates of J.P.Morgan Investment Management Inc. which acts as a sub-advisor for Partners SmallCap Value I, Partners Global Equity and an account of Principal Variable Contracts Fund, Inc.
.. J.P.Morgan Securities is also an affiliate of American Century Investment
  Management, Inc. which acts as Sub-Advisor for the Partners LargeCap Growth Fund II, Partners LargeCap Value Fund II and an Account of the Principal Variable Contracts Fund, Inc.
.. Lehman Brothers, Inc. and Neuberger Berman Management, Inc. affiliates of
  Neuberger Berman LLC. Neuberger Berman Management Inc. acts as a sub-advisor for the Partners MidCap Value Fund and an account of Principal Variable Contracts Fund, Inc.
.. Morgan Stanley DW Inc., is affiliated with Morgan Stanley Asset Management, which acts as sub-advisor to one account of the Principal Variable Contracts Fund, Inc.
.. National Financial Services is affiliated with Fidelity Management & Research
  Company which serves as a sub-advisor for Partners International Fund and Partners MidCap Growth Fund II.
.. Advest, Inc., BNP Paribas Securities Corp and Sanford C. Bernstein & Co., LLC are affiliates of AllianceBernstein Investment Research and Management which sub-advises Partners LargeCap Value Fund and an account of Principal Variable Contracts Fund, Inc. Alliance Capital Management L.P. sub-advises Partners SmallCap Growth Fund I.
.. Spectrum Asset Management, Inc. is an affiliate of the Principal Global
  Investors which serves as sub-advisor for several accounts of the Principal Variable Contracts Fund, Inc. and portfolios of the Principal Investors Fund.
.. UBS Financial Services Inc. and UBS Securities LLC are affiliates of UBS
  Global AM which acts as sub-advisor to the Partners SmallCap Growth Fund II, Partners LargeCap Value I and an account of the Principal Variable Contracts Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:


                                        COMMISSIONS PAID TO ADVEST CO.
                                        ------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2003                       1,100             0.06                     0.05
 Partners MidCap
 Growth
 2004                         419             0.19                     0.13
 2003                         742             0.76                     0.42
 Partners MidCap Value
 2004                          55             0.01                     0.02
 Partners SmallCap
 Growth II
 2004                           5             0.00                     0.00
 Partners SmallCap
 Value
 2004                       2,525             0.82                     0.51
 Partners SmallCap
 Value I
 2004                          81             0.05                     0.07





                               COMMISSIONS PAID TO ARCHIPELAGO SECURITIES, LLC
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2004                         348             0.03                      0.12
 Partners LargeCap
 Blend I
 2004                           6             0.06                      0.08
 2003                          20             0.12                      0.17
 Partners LargeCap
 Growth I
 2004                         298             0.01                      0.11
 Partners LargeCap
 Growth II
 2004                      10,683             4.42                     10.18
 2003                       5,708             5.88                     18.94
 Partners MidCap
 Growth
 2004                           5             0.00                      0.01
 2003                         151             0.15                      0.60
 Partners SmallCap
 Value I
 2004                         164             0.09                      0.15
 2003                          60             0.05                      0.07





64                                               Principal Investors Fund
                                                          1-800-547-7754

                               COMMISSIONS PAID TO BNP PARIBAS SECURITIES CORP
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                       1,470             0.24                     0.17
 International
 Emerging Markets
 2004                       2,518             0.86                     0.52
 International Growth
 2004                      20,754             1.03                     0.81
 MidCap Blend
 2004                          36             0.02                     0.02
 Partners
 International
 2004                          21             0.01                     0.01




                                   COMMISSIONS PAID TO FLEMING MARTIN LTD.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2003                         545             0.29                      0.09
 2002                       1,348             1.82                      1.56
 Partners SmallCap
 Growth I
 2003                      10,151             1.31                      1.10
 2002                      46,423            14.98                     11.99




                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                          171            0.43                      0.15
 2003                          770            2.12                      1.28
 Diversified
 International
 2004                       16,052            2.63                      2.21
 2003                       18,505            7.09                      7.30
 2002                        6,174            4.31                      4.03
 International
 Emerging Markets
 2004                          554            0.19                      0.28
 2003                        1,002            0.92                      2.18
 2002                        1,363            1.36                      2.03
 International Growth
 2004                       48,231            2.38                      1.90
 2003                       20,347            3.60                      1.56
 2002                       13,407            3.74                      2.98
 LargeCap Growth
 2004                        7,615            3.92                      3.22
 2003                        2,112            2.22                      1.99
 2002                          434            0.91                      0.52
 LargeCap S&P 500
 Index
 2004                           75            0.05                      0.02
 LargeCap Value
 2004                       32,041            4.87                      3.06
 2003                       10,770            3.30                      2.44
 2002                        7,223            5.65                      4.09
 MidCap Blend
 2004                        5,234            3.34                      3.03
 2003                        3,610            5.29                      3.38
 2002                        2,168            5.98                      4.50
 MidCap Growth
 2004                       13,668            6.54                      6.77
 2003                        5,142            6.99                      5.51
 2002                        3,917            5.34                      3.77
 MidCap S&P 400 Index
 2004                          340            2.23                      1.90
 MidCap Value
 2004                       17,492            3.83                      3.75
 2003                       10,875            4.88                      4.57
 2002                        5,813            5.52                      4.55
 Partners
 International
 2004                       17,597            8.28                      9.88
 Partners LargeCap
 Blend
 2004                       21,834            2.04                      1.37
 2003                       11,652            2.66                      1.65
 2002                        9,023            5.03                      1.95
 Partners LargeCap
 Blend I
 2004                          360            3.55                      2.74
 2003                          516            3.12                      4.18
 2002                          624            2.29                      1.76
 Partners LargeCap
 Growth
 2004                        1,498            6.94                      5.24
 2003                          608            3.78                      4.31
 Partners LargeCap
 Growth I
 2004                       85,476            3.49                      3.34
 2003                       98,136            5.14                      5.31
 2002                       82,203            6.70                      5.37
 Partners LargeCap
 Growth II
 2004                       12,690            5.25                      2.71
 2003                        5,824            6.00                      4.32
 2002                        2,263           14.40                     10.81
 Partners LargeCap
 Value
 2004                      197,081           13.71                     14.65
 2003                       28,616            2.20                      2.04
 Partners LargeCap
 Value I
 2004                           40            0.69                      0.89
 Partners MidCap
 Growth
 2004                       22,398           10.21                      9.53
 2003                        7,510            7.67                      7.36
 2002                        1,687            4.82                      2.82
 Partners MidCap
 Growth I
 2004                       20,352           14.81                     10.62
 Partners MidCap Value
 2004                        4,825            1.11                      1.24
 2003                        1,176            0.62                      0.80
 2002                          859            1.16                      1.01
 Partners MidCap Value
 I
 2004                       11,123            3.89                      4.10
 Partners SmallCap
 Blend
 2004                      141,341           31.48                     46.42
 2003                          795            3.48                      6.38
 Partners SmallCap
 Growth I
 2004                       18,611            6.69                      9.13
 2003                       69,208            8.96                      8.04
 2002                       22,835            7.37                      7.05
 Partners SmallCap
 Growth II
 2004                        7,225            1.34                      1.05
 2003                          950            0.26                      0.17
 2002                          267            0.89                      0.41
 Partners SmallCap
 Growth III
 2004                        3,719           56.45                     62.16
 Partners SmallCap
 Value
 2004                        1,220             .04                      0.36
 2003                        5,226            1.71                      1.54
 2002                        2,705            0.92                      0.67
 Partners SmallCap
 Value I
 2004                        4,056            2.26                      1.78
 2003                        4,898            4.15                      4.79
 Real Estate
 Securities
 2004                       31,044            4.76                      2.33
 2003                        6,250            2.39                      1.79
 2002                        1,885            2.60                      1.62
 SmallCap Blend
 2004                        4,875            1.52                      1.34
 2003                        8,737            3.59                      2.09
 2002                        1,368            1.40                      1.01
 SmallCap Growth
 2004                        4,746            2.68                      2.70
 2003                       10,579            4.74                      4.46
 2002                        9,037            5.42                      5.07
 SmallCap S&P 600
 Index
 2004                        1,607            3.16                      3.67
 SmallCap Value
 2004                       14,955            4.75                      3.26
 2003                       20,677            9.48                      6.94
 2002                        5,433            5.76                      4.62





Principal Investors Fund                                               65
www.principal.com

66                                               Principal Investors Fund
                                                          1-800-547-7754

                                   COMMISSIONS PAID TO GOLDMAN SACHS JBWERE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                        171              0.03                     0.02
 International Growth
 2004                        738              0.04                     0.02
 Partners
 International
 2004                         29              0.01                     0.01






                                     COMMISSIONS PAID TO JP MORGAN/CHASE
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Diversified
 International
 2004                         754             0.12                     0.12
 Partners
 International
 2004                         263             0.12                     0.10
 Partners LargeCap
 Blend
 2002                         485             0.27                     0.14
 Partners LargeCap
 Blend I
 2004                          81             0.80                     0.51
 Partners LargeCap
 Growth I
 2004                         279             0.01                     0.01
 Partners LargeCap
 Growth II
 2004                       2,273             0.94                     0.55
 Partners MidCap
 Growth
 2002                          65             0.18                     0.08
 Partners MidCap Value
 2004                       3,455             0.79                     0.74
 Partners SmallCap
 Growth I
 2004                      16,485             5.93                     5.29
 Partners SmallCap
 Growth II
 2004                       5,330             0.99                     0.30
 SmallCap Blend
 2004                          83             0.03                     0.05





Principal Investors Fund                                               67
www.principal.com

                                  COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                            7            0.02                      0.01
 2003                          279            0.77                      0.23
 Diversified
 International
 2004                       33,645            5.52                      5.12
 2003                        8,562            3.28                      2.11
 2002                       10,642            7.44                      6.53
 International
 Emerging Markets
 2004                       21,088            7.19                      5.25
 2003                        9,527            8.76                      6.50
 2002                       11,684           11.67                      8.44
 International Growth
 2004                      127,778            6.31                      7.39
 2003                        7,019            1.24                      0.26
 2002                       27,387            7.65                      5.57
 LargeCap Growth
 2004                        1,788            0.92                      0.92
 2003                        1,202            1.26                      0.61
 2002                          313            0.66                      0.49
 LargeCap Value
 2004                        9,656            1.47                      1.55
 2003                        6,322            1.94                      1.07
 2002                        4,856            3.80                      3.02
 MidCap Blend
 2004                        2,946            1.88                      1.61
 2003                        1,621            2.37                      1.75
 2002                        1,068            2.94                      2.56
 MidCap Growth
 2004                        2,584            1.24                      1.49
 2003                          813            1.11                      0.98
 2002                        2,290            3.12                      2.60
 MidCap Value
 2004                        6,036            1.32                      1.46
 2003                        3,900            1.75                      1.42
 2002                        3,886            3.69                      2.69
 Partners
 International
 2004                       11,259            5.30                      4.10
 Partners LargeCap
 Blend
 2004                       16,265            1.52                      0.78
 2003                          620            0.14                      0.19
 2002                        4,546            2.54                      1.34
 Partners LargeCap
 Blend I
 2004                           35            0.34                      0.39
 2002                          163            0.60                      0.28
 Partners LargeCap
 Growth
 2004                           14            0.06                      0.04
 2003                          122            0.76                      0.43
 Partners LargeCap
 Growth I
 2004                       53,955            2.20                      2.15
 2003                       55,482            2.91                      2.95
 2002                       33,079            2.70                      2.17
 Partners LargeCap
 Growth II
 2004                        1,103            0.46                      0.35
 2003                           44            0.05                      0.03
 2002                           36            0.23                      0.14
 Partners LargeCap
 Value
 2004                        1,888            0.13                      0.03
 Partners LargeCap
 Value I
 2004                          212            3.64                      2.32
 Partners MidCap
 Growth
 2004                        3,576            1.63                      1.36
 2003                        1,207            1.23                      1.02
 2002                        1,474            4.21                      2.30
 Partners MidCap
 Growth I
 2004                        8,032            5.84                      3.29
 Partners MidCap Value
 2004                        7,211            1.66                      1.55
 2003                        1,357            0.71                      0.71
 2002                        1,006            1.36                      1.33
 Partners MidCap Value
 I
 2004                       10,363            3.62                      2.60
 Partners SmallCap
 Blend
 2004                        2,715            0.60                      0.68
 2003                           99            0.43                      0.25
 Partners SmallCap
 Growth I
 2004                        5,301            1.91                      3.71
 2003                       37,045            4.79                      3.98
 2002                       12,502            4.03                      4.33
 Partners SmallCap
 Growth II
 2004                        4,120            0.76                      0.48
 2003                          315            0.09                      0.03
 2002                          240            0.80                      0.40
 Partners SmallCap
 Growth III
 2004                        1,461           22.18                     14.72
 Partners SmallCap
 Value
 2002                        1,805            0.62                      0.42
 Real Estate
 Securities
 2004                        5,365            0.82                      0.70
 2003                        5,775            2.21                      1.44
 2002                        2,925            4.03                      1.82
 SmallCap Blend
 2004                        1,006            0.31                      0.26
 2003                          447            0.18                      0.11
 2002                          118            0.12                      0.11
 SmallCap Growth
 2004                        2,423            1.37                      0.82
 2003                        2,947            1.32                      1.21
 2002                        5,445            3.27                      2.69
 SmallCap S&P 600
 Index
 2004                          152            0.30                      0.10
 SmallCap Value
 2004                        3,732            1.19                      1.41
 2003                        3,343            1.53                      1.17
 2002                        3,421            3.63                      2.60





68                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               69
www.principal.com

                             COMMISSIONS PAID TO JARDINE FLEMING SECURITIES LTD.
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 International Growth
 2002                       3,551             0.99                     0.66




                                     COMMISSIONS PAID TO LEHMAN BROTHERS
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                        1,394            3.50                      2.92
 2003                          358            0.99                      1.10
 Diversified
 International
 2004                       44,076            7.23                      6.35
 2003                        6,892            2.64                      2.24
 International
 Emerging Markets
 2004                        4,313            1.47                      1.60
 2003                          394            0.36                      0.39
 International Growth
 2004                      200,059            9.89                      8.50
 2003                        7,585            1.34                      0.88
 LargeCap Growth
 2004                        7,636            3.93                      3.94
 2003                        7,387            7.76                      6.15
 LargeCap S&P 500
 Index
 2004                       61,951           42.89                     30.09
 2003                      159,691           89.15                     73.24
 LargeCap Value
 2004                       50,432            7.67                      7.15
 2003                       17,876            5.48                      6.11
 MidCap Blend
 2004                        9,947            6.35                      5.61
 2003                        4,018            5.88                      4.63
 MidCap Growth
 2004                       15,283            7.31                      6.55
 2003                        2,462            3.35                      2.95
 MidCap S&P 400 Index
 2004                        4,786           31.49                     32.04
 2003                       14,737           90.71                     85.41
 MidCap Value
 2004                       22,858            5.01                      4.99
 2003                       13,967            6.26                      6.27
 Partners
 International
 2004                       14,506            6.83                      5.90
 Partners LargeCap
 Blend
 2004                      100,040            9.36                     18.30
 2003                       41,793            9.52                     13.33
 Partners LargeCap
 Blend I
 2004                          351            3.47                      2.19
 2003                           68            0.41                      0.63
 Partners LargeCap
 Growth
 2004                          346            1.60                      1.56
 2003                          328            2.04                      1.65
 Partners LargeCap
 Growth I
 2004                      153,167            6.25                      5.49
 2003                      120,318            6.30                      7.07
 Partners LargeCap
 Growth II
 2004                          575            0.24                      0.11
 2003                        1,863            1.92                      0.91
 Partners LargeCap
 Value
 2004                          401            0.03                      0.05
 2003                        5,355            0.41                      0.12
 Partners LargeCap
 Value I
 2004                           55            0.94                      0.54
 Partners MidCap
 Growth
 2004                       16,530            7.53                      7.03
 2003                        5,420            5.54                      5.49
 Partners MidCap
 Growth I
 2004                        2,813            2.05                      1.49
 Partners MidCap Value
 2004                       90,905           20.91                     21.33
 2003                          582            0.31                      0.32
 Partners MidCap Value
 I
 2004                       14,344            5.01                      5.37
 Partners SmallCap
 Blend
 2004                       22,992            5.12                      2.91
 2003                          764            3.35                      2.42
 Partners SmallCap
 Growth I
 2004                       20,750            7.46                      7.29
 2003                       46,296            5.99                      4.99
 Partners SmallCap
 Growth II
 2004                       11,440            2.12                      1.29
 2003                        3,055            0.84                      0.57
 Partners SmallCap
 Growth III
 2004                           25            0.38                      0.61
 Partners SmallCap
 Value
 2004                        6,080            1.98                      1.65
 2003                        9,600            3.15                      3.29
 Partners SmallCap
 Value I
 2004                        2,323            1.29                      1.05
 2003                        1,308            1.11                      0.93
 Real Estate
 Securities
 2004                       73,885           11.32                     19.74
 2003                       40,304           15.43                     12.87
 SmallCap Blend
 2004                        8,785            2.73                      2.43
 2003                        6,745            2.77                      2.37
 SmallCap Growth
 2004                       12,649            7.15                      8.31
 2003                       13,585            6.08                      5.16
 SmallCap S&P 600
 Index
 2004                       25,705           50.47                     44.08
 2003                       37,293           87.46                     72.70
 SmallCap Value
 2004                       18,235            5.79                      6.46
 2003                       10,107            4.64                      4.13





70                                               Principal Investors Fund
                                                          1-800-547-7754

                                 COMMISSIONS PAID TO MORGAN STANLEY DW, INC.
                                 -------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                          715            1.80                      0.69
 2003                          193            0.53                      0.84
 Diversified
 International
 2004                       49,229            8.08                      7.09
 2003                       20,845            7.99                      8.98
 2002                       16,162           11.29                     10.90
 International
 Emerging Markets
 2004                       40,269           13.73                     14.03
 2003                       14,816           13.62                     16.41
 2002                       14,587           14.57                     16.32
 International Growth
 2004                      102,879            5.08                      3.91
 2003                       24,420            4.32                     10.19
 2002                       17,409            4.86                      3.13
 LargeCap Growth
 2004                        2,628            1.35                      1.82
 2003                        2,056            2.16                      2.22
 2002                        8,179           17.17                     22.05
 LargeCap S&P 500
 Index
 2004                        1,144            0.79                      0.79
 2003                           64            0.04                      0.10
 LargeCap Value
 2004                       34,117            5.19                      8.50
 2003                       27,057            8.30                     10.88
 2002                       17,625           13.80                     18.30
 MidCap Blend
 2004                       12,839            8.20                     13.48
 2003                        1,703            2.49                      6.04
 2002                        2,785            7.68                     12.09
 MidCap Growth
 2004                        4,991            2.39                      2.49
 2003                        3,882            5.28                      8.94
 2002                        6,972            9.50                     12.99
 MidCap S&P 400 Index
 2004                           96            0.63                      0.62
 MidCap Value
 2004                       19,405            4.25                      6.66
 2003                       18,517            8.30                     10.03
 2002                        8,005            7.60                      8.73
 Partners
 International
 2004                       15,982            7.52                      6.08
 Partners LargeCap
 Blend
 2004                       51,587            4.83                      2.67
 2003                       19,501            4.44                      4.17
 2002                        8,251            4.60                      3.75
 Partners LargeCap
 Blend I
 2004                        1,714           16.91                     28.38
 2003                          922            5.57                     12.61
 2002                        4,900           17.97                     18.21
 Partners LargeCap
 Growth
 2004                          795            3.68                      2.66
 2003                        5,768           35.88                     41.88
 Partners LargeCap
 Growth I
 2004                        9,275            0.38                      0.43
 2003                        3,467            0.18                      0.18
 2002                      123,127           10.04                     13.81
 Partners LargeCap
 Growth II
 2004                        3,096            1.28                      1.28
 2003                        5,281            5.44                      5.94
 2002                          713            4.53                      3.94
 Partners LargeCap
 Value
 2003                       12,582            0.97                      0.51
 Partners LargeCap
 Value I
 2004                          207            3.55                      1.58
 Partners MidCap
 Growth
 2004                        4,920            2.24                      2.06
 2003                        3,538            3.61                      3.54
 2002                          901            2.58                      2.02
 Partners MidCap
 Growth I
 2004                        6,297            4.58                      5.81
 Partners MidCap Value
 2004                        4,725            1.09                      1.15
 2003                        1,234            0.65                      0.44
 Partners MidCap Value
 I
 2004                       20,186            7.05                      6.83
 Partners SmallCap
 Blend
 2004                       19,996            4.45                      3.09
 2003                          942            4.13                      2.89
 Partners SmallCap
 Growth I
 2004                       16,074            5.78                      5.38
 2003                       38,013            4.92                      3.58
 2002                          892            0.29                      0.27
 Partners SmallCap
 Growth II
 2004                       15,281            2.83                      2.64
 2003                       34,670            9.53                      8.19
 2002                          705            2.35                      1.96
 Partners SmallCap
 Growth III
 2004                           40            0.61                      0.40
 Partners SmallCap
 Value
 2004                        7,845            2.55                      2.44
 2003                        3,175            1.04                      1.48
 2002                        3,465            1.18                      0.80
 Partners SmallCap
 Value I
 2004                       15,622            8.71                      9.04
 2003                        7,011            5.93                      5.76
 Real Estate
 Securities
 2004                       14,994            2.30                      4.41
 2003                        6,740            2.58                      5.94
 2002                        5,230            7.20                      4.34
 SmallCap Blend
 2004                        9,516            2.96                      2.04
 2003                        6,522            2.68                      2.40
 2002                       23,214           23.72                     30.46
 SmallCap Growth
 2004                       10,379            5.87                      7.46
 2003                       30,874           13.83                     16.00
 2002                       11,041            6.62                      6.97
 SmallCap S&P 600
 Index
 2004                          596            1.17                      2.08
 2003                           69            0.16                      0.49
 SmallCap Value
 2004                       14,495            4.60                      4.76
 2003                       14,620            6.71                      6.82
 2002                        9,305            9.87                     15.70





Principal Investors Fund                                               71
www.principal.com

72                                               Principal Investors Fund
                                                          1-800-547-7754

                               COMMISSIONS PAID TO NATIONAL FINANCIAL SERVICES
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2004                       1,365             0.13                     0.05
 Partners MidCap Value
 I
 2004                       1,547             0.54                     2.31
 Partners SmallCap
 Value I
 2004                       3,680             2.05                     1.29





Principal Investors Fund                                               73
www.principal.com

                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth I
 2003                        2,915            0.15                      0.15
 2002                        6,594            0.54                      0.75
 Partners MidCap Value
 2004                        7,790            1.79                      2.04
 2003                      125,416           66.00                     65.70
 2002                       50,061           67.59                     66.58
 Partners SmallCap
 Growth I
 2003                       37,405            4.84                      3.99
 2002                       56,539           18.25                     22.09
 Partners SmallCap
 Value I
 2003                          195            0.17                      0.07






                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                        4,965           12.48                      7.51
 2003                        7,122           19.63                     11.38
 Diversified
 International
 2004                          867            0.14                      0.14
 2002                        2,087            1.46                      1.66
 International Growth
 2004                        1,277            0.06                      0.04
 2002                        3,029            0.85                      0.12
 LargeCap Growth
 2004                       16,900            8.70                     10.84
 2003                        8,178            8.59                     10.71
 2002                        1,012            2.12                      2.40
 LargeCap Value
 2004                        3,983            0.61                      0.50
 2003                       15,434            4.74                      4.66
 2002                        4,050            3.17                      1.89
 MidCap Blend
 2004                        7,220            4.61                      5.21
 2003                        5,091            7.46                      8.08
 2002                        5,237           14.44                     15.16
 MidCap Growth
 2004                        8,455            4.04                      4.47
 2003                        8,295           11.28                     14.04
 2002                        8,045           10.97                     12.60
 MidCap S&P 400 Index
 2004                           79            0.52                      0.44
 MidCap Value
 2004                        5,605            1.23                      1.24
 2003                        6,339            2.84                      3.66
 2002                        1,636            1.55                      1.44
 Partners
 International
 2004                          330            0.16                      0.12
 Partners LargeCap
 Blend
 2004                       11,745            1.10                      0.82
 2002                          100            0.06                      0.03
 Partners
 LargeCap Blend I
 2004                          185            1.83                      0.66
 2003                           60            0.36                      0.21
 2002                           96            0.35                      0.24
 Partners LargeCap
 Growth
 2003                           43            0.26                      0.28
 Partners LargeCap
 Growth I
 2004                       52,359            2.14                      1.62
 2003                       31,723            1.66                      1.68
 2002                       23,080            1.88                      1.71
 Partners LargeCap
 Growth II
 2004                       10,027            4.15                      2.54
 2003                        1,488            1.53                      0.80
 2002                          360            2.29                      0.92
 Partners LargeCap
 Value
 2004                      992,248           69.01                     68.44
 2003                      821,584           63.30                     65.57
 2002                      865,585           95.40                     96.23
 Partners MidCap
 Growth
 2003                          362            0.37                      0.39
 2002                          470            1.34                      1.16
 Partners MidCap Value
 2004                       16,204            3.73                      3.30
 2003                        2,560            1.35                      0.83
 2002                        2,360            3.19                      3.19
 Partners MidCap Value
 I
 2004                       10,118            3.53                      3.28
 Partners SmallCap
 Blend
 2004                           25            0.01                      0.00
 Partners SmallCap
 Growth I
 2003                          515            0.07                      0.06
 2002                        1,945            0.63                      0.75
 Partners SmallCap
 Growth II
 2004                           85            0.02                      0.01
 2003                        2,980            0.82                      0.78
 2002                           60            0.20                      0.20
 Partners SmallCap
 Value
 2004                        1,318            0.43                      0.74
 Partners SmallCap
 Value I
 2004                        1,431            0.80                      0.60
 2003                        4,977            4.21                      4.30
 Real Estate
 Securities
 2003                        2,010            0.77                      0.62
 2002                          695            0.96                      1.31
 SmallCap Blend
 2004                       36,320           11.31                     14.24
 2002                        1,052            1.08                      0.96
 SmallCap Growth
 2004                        1,556            0.88                      1.30
 2003                        4,779            2.14                      2.63
 2002                        3,467            2.08                      2.35
 SmallCap S&P 600
 Index
 2004                           40            0.08                      0.13
 SmallCap Value
 2004                        1,538            0.49                      0.71
 2003                        2,209            1.01                      1.70
 2002                        1,031            1.09                      1.03





74                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               75
www.principal.com

                                  COMMISSIONS PAID TO SPEAR, LEEDS & KELLOGG
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2004                       1,044             0.10                     0.16
 Partners LargeCap
 Blend I
 2004                         252             2.49                     5.97
 2003                         162             0.98                     3.32
 Partners LargeCap
 Growth I
 2004                          63             0.00                     0.03
 2002                       9,190             0.75                     0.78
 2001                           9             0.08                     0.01
 Partners LargeCap
 Growth II
 2004                      13,370             5.53                     8.65
 2003                       1,418             1.46                     3.92
 Partners MidCap
 Growth
 2004                       5,523             2.52                     5.07
 2002                         796             2.28                     1.57
 2001                         121             0.37                     0.41
 Partners MidCap Value
 2004                         310             0.07                     0.05
 Partners SmallCap
 Blend
 2004                         124             0.03                     0.04
 Partners SmallCap
 Growth I
 2002                         716             0.23                     0.20
 Partners SmallCap
 Growth II
 2004                       1,520             0.28                     0.11
 Partners SmallCap
 Value
 2002                       4,210             1.44                     0.79




                                COMMISSIONS PAID TO SPECTRUM ASSET MANAGEMENT
                                ---------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Preferred Securities
 2004                      160,934           100.00                   100.00
 2003                      123,618           100.00                   100.00
 2002                       18,937           100.00                   100.00




                                  COMMISSIONS PAID TO UBS FINANCIAL SERVICES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Growth
 2003                           4             0.02                     0.01
 Partners LargeCap
 Growth I
 2002                       6,714             0.55                     0.74
 Partners MidCap
 Growth
 2004                         314             0.14                     0.09
 2003                         106             0.11                     0.08
 Partners SmallCap
 Growth II
 2004                         115             0.02                     0.01
 Partners SmallCap
 Value I
 2004                          54             0.03                     0.08
 2003                         290             0.25                     0.17






                                    COMMISSIONS PAID TO UBS SECURITIES LLC
                                    --------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Disciplined LargeCap
 Blend
 2004                        2,022            5.08                      5.73
 2003                          884            2.44                      6.92
 Diversified
 International
 2004                       94,095           15.44                     18.62
 2003                       30,896           11.84                     10.18
 2002                       12,392            8.66                      8.43
 International
 Emerging Markets
 2004                       34,207           11.66                     14.42
 2003                       14,651           13.47                     14.65
 2002                       10,532           10.52                     11.46
 International Growth
 2004                      247,510           12.23                     17.36
 2003                       45,946            8.13                      6.87
 2002                       42,997           12.00                      7.82
 LargeCap Growth
 2004                        4,136            2.13                      2.13
 2003                        4,697            4.94                      5.45
 2002                          313            0.66                      0.52
 LargeCap S&P 500
 Index
 2004                        1,867            1.29                      1.27
 LargeCap Value
 2004                       66,694           10.14                     14.20
 2003                       37,193           11.41                     15.10
 2002                        6,586            5.16                      5.81
 MidCap Blend
 2004                       21,565           13.78                     19.01
 2003                        4,574            6.70                      8.30
 2002                          622            1.72                      1.58
 MidCap Growth
 2004                       14,723            7.04                      9.72
 2003                        5,852            7.96                      8.19
 2002                        1,670            2.28                      3.68
 MidCap S&P 400 Index
 2004                          586            3.86                      3.58
 MidCap Value
 2004                       52,745           11.56                     14.44
 2003                       22,722           10.19                      9.57
 2002                        4,829            4.59                      4.03
 Partners
 International
 2004                       21,542           10.14                     10.54
 Partners LargeCap
 Blend
 2004                       75,820            7.10                      5.00
 2003                       11,193            2.55                      1.19
 2002                          130            0.07                      0.08
 Partners
 LargeCap Blend I
 2004                          160            1.58                      1.16
 2003                          165            1.00                      0.42
 2002                          318            1.16                      0.76
 Partners LargeCap
 Growth
 2004                          426            1.98                      1.69
 2003                          169            1.05                      1.85
 Partners LargeCap
 Growth I
 2004                      105,387            4.30                      4.49
 2003                      160,860            8.43                      8.54
 2002                       62,482            5.09                      4.04
 Partners LargeCap
 Growth II
 2004                        2,318            0.96                      0.49
 2003                        1,615            1.66                      0.97
 2002                          399            2.54                      1.26
 Partners LargeCap
 Value
 2004                       46,454            3.23                      3.94
 Partners LargeCap
 Value I
 2004                           70            1.20                      0.97
 Partners MidCap
 Growth
 2004                          967            0.44                      0.35
 2003                        1,220            1.25                      0.83
 2002                        1,118            3.20                      1.77
 Partners MidCap Value
 2004                        9,142            2.10                      1.96
 2003                        1,904            1.00                      1.23
 2002                        1,208            1.63                      2.26
 Partners MidCap Value
 I
 2004                       18,818            6.57                      4.78
 Partners SmallCap
 Blend
 2004                        3,960            0.88                      0.81
 Partners SmallCap
 Growth I
 2004                       19,319            6.95                      7.34
 2003                       12,827            1.66                      1.42
 2002                       19,873            6.41                      5.11
 Partners SmallCap
 Growth II
 2003                        9,093            2.50                      2.22
 2002                           70            0.23                      0.11
 Partners SmallCap
 Growth III
 2004                          321            4.87                      5.06
 Partners SmallCap
 Value
 2004                        2,550            0.83                      0.28
 2003                        8,060            2.64                      2.38
 2002                       10,514            3.59                      3.16
 Partners SmallCap
 Value I
 2004                        8,374            4.67                      2.48
 2003                        4,008            3.39                      2.61
 Real Estate
 Securities
 2004                       41,888            6.42                      5.61
 2003                        6,920            2.65                      2.39
 2002                        1,508            2.08                      1.57
 SmallCap Blend
 2004                       20,016            6.23                      8.45
 2003                        5,855            2.41                      4.77
 2002                          443            0.45                      0.25
 SmallCap Growth
 2004                       12,301            6.95                     16.23
 2003                       12,270            5.50                      8.08
 2002                        3,652            2.19                      2.10
 SmallCap S&P 600
 Index
 2004                          732            1.44                      2.37
 2003                           25            0.06                      0.18
 SmallCap Value
 2004                       18,328            5.82                      7.85
 2003                       21,423            9.83                     11.78
 2002                        4,075            4.32                      3.34





76                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               77
www.principal.com

ALLOCATION OF TRADES BY THE SUB-ADVISORS
Each Sub-Advisor manages a number of accounts other than the Fund's portfolios. Each Sub-Advisor has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event


78                                               Principal Investors Fund
                                                          1-800-547-7754
the transactions will be priced and allocated in a manner deemed by the Sub-Advisor to be equitable and in the best interests of the Fund portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund


PURCHASE AND REDEMPTION OF SHARES


PURCHASE OF SHARES

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the net asset value ("NAV") per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received by the close of the regular trading session of the NYSE as described below in "Offering Price."

SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Offering Price."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


 Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open, at the close of business of the Exchange (normally 3:00 p.m. Central time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

The share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

For all Funds except the Money Market Fund
                         ---------------------


Principal Investors Fund                                               79
www.principal.com

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.


Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.


Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.


A Fund's securities may be traded on foreign securities markets that close each day prior to the time the New York Stock Exchange closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.


Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.


Money Market Fund
-----------------
The share price of each Class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Board of Directors have established procedures for the Money Market Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Sub-Advisor to test price the portfolio or specific securities on a weekly basis


80                                               Principal Investors Fund
                                                          1-800-547-7754
using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly consider what action, if any, will be initiated. In the event the Board of Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


TAXATION OF THE FUNDS


It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.


All income dividends and capital gains distributions, if any, on a Fund's Advisors Select, Advisors Preferred, Advisors Signature, Select, Preferred and Institutional class shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Class A, Class B and Class J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects Dividend Relay to use the distributions to purchase shares of the same Class of another Fund's shares. The reinvestment and/or Dividend Relay purchase will be made at the NAV determined on the first business day following the record date.


Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.


The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.0% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


If a shareholder a) incurs a sales charge in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired and c) subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


Principal Investors Fund                                               81
www.principal.com

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.


SPECIAL TAX CONSIDERATIONS
Tax-Exempt Bond Fund
--------------------
The Tax-Exempt Bond Fund also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.


From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.


International Funds
-------------------
Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

Futures Contracts and Options
-----------------------------
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.


82                                               Principal Investors Fund
                                                          1-800-547-7754

PORTFOLIO HOLDINGS DISCLOSURE

A mutual fund and its investment adviser may disclose information regarding the Fund's portfolio securities only in a manner consistent with the antifraud provisions of the federal securities laws and applicable fiduciary duties. Divulging nonpublic portfolio holdings to selected third parties is permissible only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality, including a duty to not trade on the non-public information.

The Fund files a schedule of portfolio investments with the SEC on Form N-Q within 60 days after the end of the Fund's first and third fiscal quarters, and in connection with the N-CSR filing after the close of its second and fourth fiscal quarters. The portfolio information included in these filings is as of the last calendar day of the respective fiscal quarter. The information is public information upon filing with the SEC. The Fund also publishes portfolio holdings information as of the end of the most recent calender quarter for each of the Fund's portfolios, except Partners International Fund and Partners MidCap Growth Fund II, on the principal.com website. Portfolio holdings information for the Partners International Fund and Partners MidCap Growth Fund II as of the end of the Fund's fiscal quarters are published on the website. The information will be published on the first business day of the second month following the end of the calender quarter (e.g. June 30 portfolio holdings information (April 30 information for Partners International Fund and Partners MidCap Growth Fund II) would be published on the website on the first business day of August). The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default; or similar events on portfolio holdings. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.


POLICY. The Fund and the Manager have adopted a policy of disclosing portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

 1) Daily to the Fund's portfolio pricing services to obtain prices for portfolio securities;


 2) Upon proper request to government regulatory agencies or to self regulatory organizations;

 3) As needed to Ernst & Young, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young to the Fund;

 4) To the Fund adviser's or sub-adviser's proxy service provider to facilitate voting of proxies;

 5) To the Fund's custodians in connection with the services provided by the custodian to the Fund; and

 6) To such other third parties as the Fund's CCO, the Manager's CCO or legal counsel for the Fund or the Manager agrees in writing to provide such information in connection with the performance of a legitimate business purpose and for which such third party agrees to maintain the confidentiality of the information prior to the information being disclosed. The Fund's or Manager's CCO or the Fund's or Manager's legal counsel must reasonably determine that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's CCO must approve such disclosure, in writing before it occurs.

The Fund's nonpublic portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.


Principal Investors Fund                                               83
www.principal.com

GENERAL INFORMATION


ADDITIONAL COMPENSATION
Princor may, from time-to-time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources, from its retention of underwriting concessions and, in the case of share classes that have 12b-1 fees, from payments to Princor under such plans.

MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND AND SMALLCAP S&P 600 INDEX FUND ONLY
The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index which are determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FINANCIAL STATEMENTS


The audited financial statements, schedule of investments and auditor's report included in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005 as well as the financial statements and schedule of investments included in the Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2005, which are unaudited and hereby incorporated by reference into and are legally a part of this SAI.


In addition, the audited financial statements, schedule of investments and auditor's report for Principal Equity Income Fund, Inc. and Principal Tax-Exempt Bond Fund, Inc., the predecessor funds for the Equity Income Fund and Tax-Exempt Bond Fund, respective (the "Predecessor Funds"), included in each Predecessor Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005, as well as the financial statements and schedule of


84                                               Principal Investors Fund
                                                          1-800-547-7754
investments included in each Predecessor Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2005, which are unaudited, are hereby incorporated by reference into and are legally a part of this SAI. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.


DISCLOSURE REGARDING PORTFOLIO MANAGERS


Appendix C outlines information relating to the portfolio managers responsible for day-to-day portfolio management as of the end of the most recent fiscal year unless otherwise noted.


Principal Investors Fund                                               85
www.principal.com

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Rating Definitions:


Long-Term Obligation Ratings


Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. they address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.


Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B: Obligations rated B are considered speculative and are subject to high credit risk.


Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers, 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicate a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generate rating category.


SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings:


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


86                                               Principal Investors Fund
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Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.


A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


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Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.


C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.


88                                               Principal Investors Fund
                                                          1-800-547-7754

APPENDIX B


Appendix B information will be updated as of 12/31/05 and filed by amendment.



PROXY VOTING POLICIES
The Proxy voting policies applicable to each Fund follow.


Principal Investors Fund                                               89
www.principal.com

APPENDIX C


Appendix C information will be updated as of 12/31/05 and filed by amendment.


PORTFOLIO MANAGER DISCLOSURES
Information relating to the portfolio managers for each of the funds follows.

PART C. OTHER INFORMATION

Item 23. Exhibits.

 (a)   (1)      a.   Articles of Amendment and Restatement (filed 4/12/96)
                b.   Articles of Amendment and Restatement (filed 9/22/00)
                c.   Articles of Amendment and Restatement dated 6/14/02 (filed 12/30/02)
                d.   Articles of Amendment dated 5/23/05 (filed 9/8/05)
                e.   Articles of Amendment dated 9/30/05 (filed 11/22/05)

       (2)           Articles of Amendment (filed 9/12/97)

       (3)      a.   Certificate of Correction dated 9/14/00 (filed 9/22/00)
                b.   Certificate of Correction dated 12/13/00 (filed 10/12/01)

       (4)      a.   Articles Supplementary dated 12/11/00 (filed 10/12/01)
                b.   Articles Supplementary dated 3/12/01 (filed 10/12/01)
                c.   Articles Supplementary dated 4/16/02 (filed 12/30/02)
                d.   Articles Supplementary dated 9/25/02 (filed 12/30/02)
                e.   Articles Supplementary dated 2/5/03 (filed 02/26/03)
                f.   Articles Supplementary dated 4/30/03 (filed 9/11/03)
                g.   Articles Supplementary dated 6/10/03 (filed 9/11/03)
                h.   Articles Supplementary dated 9/9/03 (filed 9/11/03)
                i.   Articles Supplementary dated 11/6/03 (filed 12/15/03)
                j.   Articles Supplementary dated 1/29/04 (filed 2/26/04)
                k.   Articles Supplementary dated 3/8/04  (filed 7/27/04)
                l.   Articles Supplementary dated 6/14/04 (filed 9/27/04)
                m.   Articles Supplementary dated 9/13/04 (filed 12/13/04)
                n.   Articles Supplementary dated 10/1/04 (filed 12/13/04)
                o.   Articles Supplementary dated 12/13/04 (filed 2/28/05)
                p.   Articles Supplementary dated 2/4/05 (filed 5/16/05)
                q.   Articles Supplementary dated 2/24/05 (filed 5/16/05)
                r.   Articles Supplementary dated 5/6/05  (filed 9/8/05)
                s.   Articles Supplementary dated 12/14/05 **

 (b)                 By-laws *

 (c)                 N/A

 (d)   (1)      a.   Management Agreement (filed 9/12/97)
                b.   1st Amendment to the Management Agreement (filed 9/22/00)
                c.   Management Agreement (filed 12/5/00)
                d.   Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)
                e.   Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
                f.   Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
                g.   Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
                h.   Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
                i.   Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
                j.   Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
                k.   Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
                l.   Amendment to Management Agreement dated 12/13/04  (filed 2/28/05)
                m.   Amendment to Management Agreement dated 1/1/05  (filed 2/28/05)
                n.   Amendment to Management Agreement dated 9/30/05  (filed 11/22/05)

       (2)      a.   Invista Sub-Advisory Agreement (filed 9/12/97)
                b.   1st Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)
                c.   2nd Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)

       (3)      a.   American Century Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with Amer. Century (filed 9/27/04)
                d.   Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)

       (4)      a.   Bernstein Sub-Advisory Agreement (filed 12/5/00)
                b.   Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
                c.   Amendmed & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

       (5)      a.   BT Sub-Advisory Agreement (filed 9/22/00)

       (6)      a.   Federated Sub-Advisory Agreement (filed 12/5/00)
                b.   Federated Amended & Restated Sub-Advisory Agreement dated 10/31/03 (filed 12/15/03)

       (7)      a.   Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
                b.   Amended & Restated Sub-Adv Agreement with Neuberger Berman (filed 9/11/03)
                c.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)
                d.   Amended & Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04  (filed 2/28/05)

       (8)      a.   Morgan Stanley Sub-Advisory Agreement-PLCGI (filed 12/5/00)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03  (filed 7/27/04)
                c.   Amended & Restated Sub-Advisory Agreement with MSAM dated 6/30/04  (filed 2/28/05)

       (9)      a.   Principal Capital Income Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
                d.   3rd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)

       (10)     a.   Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
                b.   1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                c.   2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
                d.   Amended & Restated Sub-Adv Agreement with PCREI (filed 9/11/03)
                e.   Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 *

       (11)     a.   Turner Sub-Advisory Agreement (filed 12/5/00)

       (12)     a.   PCII Cash Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amendment to PCII Cash Management Sub-Advisory Agreement (filed 12/30/02)
                c.   Amended & Restated Cash Management Sub-Advisory Agreement dated 10/23/03 (filed 12/15/03)

       (13)     a.   Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
                b.   Amended & Restated Sub-Adv Agreement with Ark (filed 9/11/03)

       (14)     a.   Morgan Stanley Sub-Advisory Agreement - PMCB (filed 2/27/01)
                b.   Amended & Restated Sub-Advisory Agreement with MSAM dated 11/25/03 (filed 7/27/04)

       (15)     a.   Spectrum Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with Spectrum (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 *

       (16)     a.   UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
                b.   Amended & Restated Sub-Adv Agreement with UBS (filed 9/11/03)
                c.   Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 filed 6/1/04)

       (17)     a.   Dreyfus Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended Dreyfus Sub-Advisory Agreement dated 11/25/03 (filed 12/15/03)
                c.   Amended Dreyfus Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (18)     a.   JP Morgan Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with JP Morgan (filed 9/11/03)

       (19)     a.   Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
                c.   Amended & Restated Sub-Adv Agreement with PGI (filed 9/11/03)
                d.   Amended & Restated Sub-Adv Agreement with PGI (filed 6/1/04)
                e.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 (filed 9/27/04)
                f.   Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 (filed 12/13/04)
                g.   Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 (filed 9/8/05)
                h.   Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 (filed 9/8/05)
                i.   Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 *
                j.   Sub-Sub-Advisory Agreement with Post dtd  *
                k.   Amended & Restated Sub-Adv Agreement with PGI dtd 12-05 **

       (20)     a.   Putnam Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Putnam (filed 9/11/03)

       (21)     a.   Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Goldman Sachs (filed 9/11/03)
                c.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
                d.   Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04  (filed 2/28/05)

       (22)     a.   Wellington Sub-Advisory Agreement (filed 12/30/02)
                b.   Amended & Restated Sub-Adv Agreement with Wellington (filed 9/11/03)

       (23)     a.   Fidelity Sub-Advisory Agreement (filed 2/26/04)
                b.   Fidelity Sub-Sub-Advisory Agreement dated 12/29/04  (filed 11/22/05)
                c.   Amended & Restated Fidelity Sub-Advisory Agreement dated 12/29/04  (filed 2/28/05)

       (24)     a.   T. Rowe Price Sub-Advisory Agreement dated 3/8/04 (filed 6/1/04)
                b.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 (filed 9/27/04)
                c.   Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 *

       (25)     a.   Grantham, Mayo, Van Otterloo Sub-Advisory Agreement (filed 6/1/04)

       (26)     a.   Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)

       (27)     a.   Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

       (28)     a.   Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

       (29)     a.   Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
                b.   Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)

       (30)     a.   Post Advisory Group Sub-Advisory Agreement dtd 12/29/04  (filed 2/28/05)
                b.   Amended & Restated Sub-Adv Agreement with Post dated 9/12/05 *

       (31)     a.   Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04  (filed 2/28/05)
                b.   Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)

       (32)     a.   Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)

       (33)     a.   Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 (filed 9/8/05)

       (34)     a.   Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 (filed 11/22/05)

       (35)     a.   Nuveen Sub-Advisory Agreement dtd 12-05  **

       (36)     a.   Bank of New York Sub-Advisory Agreement dated 12-05  **


(e)   (1)      a.   Distribution Agreement (filed 4/12/96)
                b.   1st Amendment to the Distribution Agreement (filed 9/22/00)
                c.   Distribution Agreement (filed 9/22/00)
                d.   Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                e.   Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
                f.   Amended and Restated Distribution Plan and Agreement (Advisors Select Class)(filed 12/30/02)
                g.   Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
                h.   Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
                i.   Amended and Restated Distribution Agreement (filed 12/30/02)
                j.   Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
                k.   Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
                l.   Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
                m.   Amendment to Distribution Agreement dtd 03/02 (filed 02/26/03)
                n.   Amendment to Distribution Agreement dtd 12/02 (filed 02/26/03)
                o.   Amended & Restated Distribution Agreement dtd 10/22/03 (filed 12/15/03)
                p.   Amended & Restated Distribution Agreement dtd 6/14/04 (filed 9/27/04)
                q.   Amended & Restated Distribution Agreement dtd 2/24/05 (filed 9/8/05)

       (2)      a.   Selling Agreement--Advantage Classes (filed 9/11/03)
                b.   Selling Agreement--J Shares (filed 9/11/03)
                c.   Selling Agreement--Class A and Class B Shares (filed 9/8/05)

 (f)                 N/A

 (g)   (1)      a.   Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
                b.   Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
                c.   Domestic and Global Custodian Agreement with Bank of New York  (filed 11/22/05)

       (2)      a.   Global Portfolio Custodian Agreement with Chase Manhattan Bank (filed 4/12/96)
                b.   Global Funds Custodian Agreement with Chase Manhattan Bank (filed 12/5/00)

 (h)   (1)      a.   Transfer Agency Agreement for Class I shares (filed 9/22/00)
                b.   Amended & Restated Transfer Agency Agreement for Class I Shares (filed 12/30/02)
                c.   Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                d.   1st Amendment to Transfer Agency Agreement for Class J Shares (filed 12/30/02)
                e.   Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03  (filed 2/28/05)
                f.   Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B
                        Shares dtd 12/13/04  (filed 2/28/05)

       (2)      a.   Shareholder Services Agreement (filed 12/15/00)
                b.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Shareholder Services Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Shareholder Services Agreement dtd 9/13/04  (filed 2/28/05)
                e.   Amended & Restated Shareholder Services Agreement dtd 12/13/04 (filed 2/28/05)
                f.   Amended & Restated Shareholder Services Agreement dtd 9/30/05 *

       (3)      a.   Investment Service Agreement (filed 9/12/97)
                b.   1st Amendment to the Investment Service Agreement (filed 9/22/00)
                c.   Investment Service Agreement (filed 12/30/02)

       (4)           Accounting Services Agreement (filed 9/22/00)

       (5)      a.   Administrative Services Agreement (filed 9/22/00)
                b.   Amended Administrative Services Agreement (filed 12/30/02)
                c.   Amended Administrative Services Agreement dtd 6/14/04 (filed 9/27/04)

       (6)      a.   Service Agreement (filed 9/22/00)
                b.   Amended & Restated Service Agreement dtd 6/14/04  (filed 2/28/05)
                c.   Amended & Restated Service Agreement dtd 9/30/05 (filed 11/22/05)

       (7)      a.   Service Sub-Agreement (filed 9/22/00)
                b.   Amended & Restated Service Sub-Agreement dtd 1/13/04  (filed 2/28/05)
                c.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                d.   Amended & Restated Service Sub-Agreement dtd 6/14/04  (filed 2/28/05)
                e.   Amended & Restated Service Sub-Agreement dtd 9/13/04  (filed 2/28/05)
                f.   Amended & Restated Service Sub-Agreement dtd 12/13/04 (filed 2/28/05)
                g.   Amended & Restated Service Sub-Agreement dtd 9/30/05  (filed 11/22/05)

       (8)           Plan of Acquisition European Fund (filed 12/30/02)
       (9)           Plan of Acquisition Pacific Basin Fund (filed 12/30/02)
      (10)           Plan of Acquisition Technology Fund (filed 12/30/02)
      (11)           Plan of Acquisition Balanced Fund (filed 9/11/03)
      (12)           Plan of Acquisition International SmallCap Fund (filed 9/11/03)
      (13)           Plan of Acquisition Partners MidCap Blend (filed 9/11/03)
      (14)           Plan of Acquisition High Quality Long-Term Bond (filed 9/8/05)

 (i)                 Legal Opinion (filed 4/12/96)

 (j)                 Consents of Auditors**

 (k)                 Financial Statements included in this Registration Statement:
       (1)           Part A:
                          Financial Highlights for the period ended October 31, 2001 and each of the three years in the period ended
                          October 31, 2005.**

       (2)           Part B: None

       (3)           Annual Report to Shareholders filed under Rule N-30D-1 on
                     December 28, 2004 ***

 (l)   (1)           Initial Capital Agreement-ISP & MBS (filed 4/12/96)

       (2)           Initial Capital Agreement-IEP (filed 9/22/00)

       (3)           Initial Capital Agreement-ICP (filed 9/22/00)

       (4-38)        Initial Capital Agreement (filed 9/22/00)

       (39)          Initial Capital Agreement dtd 12/30/02 (filed 12/30/02)

       (40-41)       Initial Capital Agreement dtd 12/29/03 & 12/30/03 (filed 2/26/04)

       (42)          Initial Capital Agreement dtd 6/1/04 (filed 7/27/04)

       (43)          Initial Capital Agreement dtd 11/1/04 (filed 12/13/04)

       (44)          Initial Capital Agreement dtd 12/29/04  (filed 2/28/05)

       (45)          Initial Capital Agreement dtd 3/1/05 (filed 5/16/05)

       (46)          Initial Capital Agreement dtd 6/28/05 (filed 11/22/05)

 (m)                 Rule 12b-1 Plan
       (1)           Advisors Preferred Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04 (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05

       (2)           Advisors Select Plan (filed 9/22/2000)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

       (3)           Select Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 3/11/04 (filed 3/14/04)
                c.   Amended & Restated dtd 6/14/04 (filed 9/27/04)
                d.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                e.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                f.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

       (4)           Class J Plan (filed 12/30/02)
                a.   Amended & Restated dtd 9/9/02 (filed 12/30/02)
                b.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                c.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                d.   Amended & Restated dtd 9/30/05 (filed 11/22/05)

       (5)           Advisors Signature Plan (filed 12/13/04)
                a.   Amended & Restated dtd 9/13/04 (filed 9/27/04)
                b.   Amended & Restated dtd 12/13/04  (filed 2/28/05)
                c.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

       (6)           Class A Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

       (7)           Class B Plan  (filed 2/28/05)
                a.   Amended & Restated dtd 9/30/05  (filed 11/22/05)

 (n)                 Rule 18f-3 Plan  (filed 2/28/05)

 (p)                 Code of Ethics
       (1)           BT Funds Management (filed 9/22/00)

       (2)           Invista Capital Management (filed 9/22/00)

       (3)           Principal Capital Income Investors (filed 9/22/00)

       (4)           Principal Real Estate Investors  (filed 2/28/05)

       (5)           Turner Investment Partners  (filed 2/28/05)

       (6)           Morgan Stanley Asset Management  (filed 2/28/05)

       (7)           Neuberger Berman Management (filed 9/8/05)

       (8)           Bernstein Investment Research (filed 9/22/00)

       (9)           American Century Investment Management  (filed 2/28/05)

       (10)          Federated Investment Management (filed 9/11/03)

       (11)          Ark Asset Management  (filed 2/28/05)

       (12)          Spectrum Code of Ethics  *

       (13)          Putnam Code of Ethics  (filed 12/15/03)

       (14)          UBS Code of Ethics  (filed 2/28/05)

       (15)          Mellon (fka Dreyfus) Code of Ethics (filed 9/8/05)

       (16)          JP Morgan Code of Ethics  (filed 2/28/05)

       (17)          Goldman Sachs Code of Ethics  (filed 9/8/05)

       (18)          Wellington Code of Ethics  (filed 2/28/05)

       (19)          Fidelity Code of Ethics (filed 9/8/05)

       (20)          Alliance Capital Management LP Code of Ethics  (filed 2/28/05)

       (21)          Sr. & Executive Officers Code of Ethics (Sarbanes) (filed 9/11/03)

       (22)          Principal Global Investors Code of Ethics  (filed 2/28/05)

       (23)          Principal Management Corporation Code of Ethics  (filed 9/8/05)

       (24)          T. Rowe Price Code of Ethics  (filed 9/8/05)

       (25)          Grantham, Mayo, Van Otterloo Code of Ethics  (filed 9/8/05)

       (26)          Mazama Capital Management Code of Ethics (filed 3/16/04)

       (27)          Dimensional Fund Advisors Code of Ethics  *

       (28)          Emerald Advisers Inc. Code of Ethics  (filed 2/28/05)

       (29)          Los Angeles Capital Management and Equity Research, Inc. Code of Ethics (filed 11/22/05)

       (30)          Post Advisory Group Code of Ethics (filed 9/8/05)

       (31)          Columbus Circle Investors  (filed 2/28/05)

       (32)          Barrow Hanley Code of Ethics (filed 9/8/05)

       (33)          Nuveen Code of Ethics *

       (34)          Bank of New York Code of Ethics **

 *    Filed herein.
 **   To be filed by amendment.
 *** Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.13% of shares outstanding of the Bond & Mortgage Securitites Fund,
               0.01% of shares outstanding of the Disciplined LargeCap Blend
               Fund,
               7.53% of shares outstanding of the Diversified International
               Fund,
               0.00% of shares outstanding of the Equity Income Fund,
               0.00% of shares outstanding of the Government & High Quality
               Bond Fund,
               0.05%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.00% of shares outstanding of the High Yield Fund, 0.09% of shares outstanding of the Inflation Protection Fund, 10.65% of shares outstanding of the International Emerging Markets Fund,
               0.00% of shares outstanding of the International Growth Fund, 9.62% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 13.51% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.24% of shares outstanding of the MidCap Growth Fund, 0.02% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 3.69% of shares outstanding of the Money Market Fund, 85.18% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.06% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               0.09% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.02% of shares outstanding of the Partners LargeCap Value
               Fund I,
               0.03% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.01% of shares outstanding of the Partners MidCap Growth Fund, 0.03% of shares outstanding of the Partners MidCap Growth Fund I, 0.01% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.04% of shares outstanding of the Partners MidCap Value Fund, 0.01% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.10% of shares outstanding of the Partners SmallCap Blend Fund, 0.01% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.67% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.03% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.20% of shares outstanding of the Partners SmallCap Value Fund I,
               0.01% of shares outstanding of the Partners SmallCap Value Fund
               II,
               0.02% of shares outstanding of the Preferred Securities Fund, 0.01% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.02% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 1.80% of shares outstanding of the Short Term Bond Fund, 10.51% of shares outstanding of the SmallCap Blend Fund, 0.13% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.13% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund, 0.04% of shares outstanding of the Ultra Short Bond Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on October 18, 2005.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on October 18, 2005: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income, Equity Value, Government Securities, Growth, Diversified International , International Emerging Markets, International SmallCap, LargeCap Blend,
               LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020,
               Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

  *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

  *David J. Brown               Same              See Part B
   Senior Vice President

  *Jill R. Brown                Same              See Part B
   Vice President and
   Chief Financial Officer

   Timothy E. Dohlman           Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

  *Arthur S. Filean             Same              See Part B
   Sr. Vice President

  *Ralph C. Eucher              Same              See Part B
   President, Chief
   Executive Officer
   and Director

   Michael P. Finnegan          Same              Second Vice President -
   Senior Vice President -                        Investment Services
   Investment Services                            Principal Life Insurance
                                                  Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President and Chief
   Compliance Officer

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life Insurance
                                                  Company

   Jane E. Karli                Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

   Patrick A. Kirchner          Same              Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

   Thomas J. Loftus                               Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

   Deanna L. Mankle             Same              Assistant Treasurer
   Assistant Treasurer                            Principal Life Insurance
                                                  Company

   Sarah J. Pitts                                 Counsel
   Counsel                                        Principal Life Insurance
                                                  Company

  *Layne A. Rasmussen           Same              See Part B
   Controller -
   Mutual Funds

  *Michael D. Roughton          Same              See Part B
   Vice President and
   Counsel

   James F. Sager               Same              Vice President
   Vice President                                 Princor Financial Services
                                                  Corporation

   Karen E. Shaff               Same              Senior Vice President &
   Director                                       General Counsel
                                                  Principal Life Insurance
                                                  Company

  *Jean B. Schustek             Same              See Part B
   Assistant Vice President -
   Registered Products

   Dan L. Westholm              Same              Director - Treasury
   Director - Treasury

  *Larry D. Zimpleman           Same              See Part B
   Chairman of the Board &
   Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Equity Income Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc.,
Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Equity Income Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Assistant Director -
     The Principal                    Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director, Chief Executive Officer and
     The Principal                    President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean                 Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan              Senior Vice President -
     The Principal                    Investment Services
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain                  Vice President -
     The Principal                    Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Thomas J. Loftus                 Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     David W. Miles                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington              Assistant Director -
     The Principal                    Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Operations Officer -
     The Principal                    Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Vice President and Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager                   Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek                 Vice President -
     The Principal                    Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg                  Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff                   Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger                 Assistant Director - Compliance
     The Principal
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 29th day of December, 2005.


                                       Principal Investors Fund, Inc.
                                                  (Registrant)


                                       By   /s/ R. C. Eucher
                                          ______________________________________
                                           R. C. Eucher
                                           Director, President and
                                           Chief Executive Officer


Attest:


/s/ J. B. Schustek
______________________________________
J. B. Schustek
Assistant Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      Director, President and    December 29, 2005
R. C. Eucher                       Chief Executive Officer    __________________
                                   (Principal Executive
                                   Officer)

   (L. D. Zimpleman)*
_____________________________      Director and               December 29, 2005
L. D. Zimpleman                    Chairman of the Board      __________________


/s/ J. R. Brown
_____________________________      Vice President and         December 29, 2005
J. R. Brown                        Chief Financial Officer    __________________
                                   (Principal Accounting
                                   Officer)

   (J. E. Aschenbrenner)*
_____________________________      Director                   December 29, 2005
J. E. Aschenbrenner                                           __________________


   (E. Ballantine)*
_____________________________      Director                   December 29, 2005
E. Ballantine                                                 __________________


   (J. D. Davis)*
_____________________________      Director                   December 29, 2005
J. D. Davis                                                   __________________



   (R. W. Gilbert)*
_____________________________      Director                   December 29, 2005
R. W. Gilbert                                                 __________________


   (M. A. Grimmett)*
_____________________________      Director                   December 29, 2005
M. A. Grimmett                                                __________________

   (F. S. Hirsch)*
_____________________________      Director                   December 29, 2005
F. S. Hirsch                                                  __________________

   (W. C. Kimball)*
_____________________________      Director                   December 29, 2005
W. C. Kimball                                                 __________________


   (B. A. Lukavsky)*
_____________________________      Director                   December 29, 2005
B. A. Lukavsky                                                __________________


                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included
POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, M. D. Roughton, M.
J. Beer and D. W. Miles and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 29th day of , December, 2005.


/s/ L.D. Zimpleman

L. D. Zimpleman

                                POWER OF ATTORNEY

The undersigned  hereby  constitutes and appoints R. C. Eucher, L. D. Zimpleman,
M. D. Roughton, M. J. Beer and D. W. Miles and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 29th day of , December, 2005.


/s/ J.D. Davis
--------------------------------------------

J. D. Davis

                                POWER OF ATTORNEY

The undersigned  hereby  constitutes and appoints R. C. Eucher, L. D. Zimpleman,
M. D. Roughton, M. J. Beer and D. W. Miles and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 29th day of , December, 2005.


/s/ B.A. Lukavsky

B. A. Lukavsky

                                POWER OF ATTORNEY

The undersigned  hereby  constitutes and appoints R. C. Eucher, L. D. Zimpleman,
M. D. Roughton, M. J. Beer and D. W. Miles and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 29th day of , December, 2005.


/s/ R. W. Gilbert
--------------------------------------------

R. W. Gilbert

                                POWER OF ATTORNEY

The undersigned  hereby  constitutes and appoints R. C. Eucher, L. D. Zimpleman,
M. D. Roughton, M. J. Beer and D. W. Miles and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 29th day of , December, 2005.


/s/ F.S. Hirsch
--------------------------------------------

F. S. Hirsch

                                POWER OF ATTORNEY

The undersigned  hereby  constitutes and appoints R. C. Eucher, L. D. Zimpleman,
M. D. Roughton, M. J. Beer and D. W. Miles and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 29th day of , December, 2005.


/s/ M.A. Grimmett

M. A. Grimmett

                                POWER OF ATTORNEY

The undersigned  hereby  constitutes and appoints R. C. Eucher, L. D. Zimpleman,
M. D. Roughton, M. J. Beer and D. W. Miles and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 29th day of , December, 2005.


/s/ W. C. Kimball
------------------------------------

W. C. Kimball

                                POWER OF ATTORNEY

The undersigned  hereby  constitutes and appoints R. C. Eucher, L. D. Zimpleman,
M. D. Roughton, M. J. Beer and D. W. Miles and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 29th day of , December, 2005.


/s/ J. Aschenbrenner

J. Aschenbrenner

                                POWER OF ATTORNEY

The undersigned  hereby  constitutes and appoints R. C. Eucher, L. D. Zimpleman,
M. D. Roughton, M. J. Beer and D. W. Miles and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 29th day of , December, 2005.


/s/ E. Ballantine

E. Ballantine